1933 Act Registration No. 033-40496
                                             1940 Act Registration No. 811-5990

      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 28, 1999

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ____
                        Post-Effective Amendment No. _30_

                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               Amendment No. _30_
                        (Check appropriate box or boxes)

                          IAI INVESTMENT FUNDS VI, INC.
               (Exact Name of Registrant as Specified in Charter)

                              3700 U.S. Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
               (Address of Principal Executive Offices, Zip Code)

                                 (612) 376-2700
              (Registrant's Telephone Number, including Area Code)

                              Steven G. Lentz, Esq.
                              3700 U.S. Bank Place
                                  P.O. Box 357
                          Minneapolis, Minnesota 55440
                     (Name and Address of Agent for Service)

                                    COPY TO:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                             220 South Sixth Street
                        Minneapolis, Minnesota 55402-1498

It is proposed that this filing will become effective (check appropriate box):
      _____ immediately upon filing pursuant to paragraph (b) of Rule 485
      _____ on (specify date) pursuant to paragraph (b) of Rule 485
      _____ 75 days after filing pursuant to paragraph (a) of Rule 485
      __X__ on August 1, 1999 pursuant to paragraph (a) of Rule 485
      _____ 60 days after filing pursuant to paragraph (a) of Rule 485

================================================================================

                                IAI MUTUAL FUNDS

                                 IAI STOCK FUNDS














PROSPECTUS   August 1, 1999





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this Fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page

Fund Summaries............................................................... 3
     Capital Appreciation Fund............................................... 3
     Emerging Growth Fund.................................................... 5
     Growth Fund............................................................. 8
     Growth and Income Fund..................................................10
     Midcap Growth Fund......................................................13
     Regional Fund...........................................................15
     Value Fund..............................................................17

Buying and Selling Shares....................................................20
     How to Buy Shares.......................................................20
     How to Sell Shares......................................................23
     Exchange Privilege......................................................25
     Authorized Telephone Trading............................................26
     Statements and Confirmations............................................26
     Shareholder Reports.....................................................26

Dividend and Capital Gains Distributions.....................................26

Taxes........................................................................27
     Taxes on Distributions..................................................27
     Taxes on Transactions...................................................27

Fund Management..............................................................27
     Investment Adviser......................................................27
     Portfolio Managers......................................................28

More Information on Investment Strategies and Risks..........................29
     Investment Strategies...................................................29
     Risks...................................................................29

Financial Highlights.........................................................32

Appendix A...................................................................39

                                 FUND SUMMARIES

This section briefly describes the objectives, principal investment strategies and principal risks of IAI Capital Appreciation Fund ("Capital Appreciation Fund"), IAI Emerging Growth Fund ("Emerging Growth Fund"), IAI Growth Fund ("Growth Fund"), IAI Growth and Income Fund ("Growth and Income Fund"), IAI Midcap Growth Fund ("Midcap Growth Fund"), IAI Regional Fund ("Regional Fund") and IAI Value Fund ("Value Fund") ("the Funds"). It also provides you with information on each Fund's performance and expenses. For further information on the Funds, please read the section entitled "More Information on Investment Strategies and Risks."

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CAPITAL APPRECIATION FUND

OBJECTIVE

Capital Appreciation Fund has an objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Capital Appreciation Fund invests primarily in common stocks of U.S. companies that the Fund's adviser believes have above-average prospects for growth. The Fund invests mainly in smaller emerging and medium-sized companies, generally with market capitalizations of less than $5 billion.

In general, the Fund will concentrate on companies with the following characteristics:

         *        superior performance records;

         *        solid market positions;

         *        strong balance sheets; and

         *        management teams capable of sustaining growth.

PRINCIPAL RISKS

You could lose money by investing in Capital Appreciation Fund. The principal risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

         * RISKS OF COMMON STOCKS. Common stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole or they may occur in only a particular company, industry or sector of the market.

         * RISKS OF INVESTING IN SMALL AND MEDIUM-SIZED COMPANIES. Investing in small and medium-sized companies involves greater risk than is customarily associated with investments in larger, more established companies. Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. The securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

         * RISKS OF GROWTH STOCKS. The Fund invests primarily in stocks of companies that the Fund's adviser believes have above-average prospects for growth. If the adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the adviser had anticipated.

FUND PERFORMANCE

The bar chart and table below provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table compares the Fund's average annual returns for one year and for the period since the Fund's inception to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                   ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR*

                           20% --

                           15% --

                           10% --

                            5% --

                            0% --

                          - 5% --

                                       1997     1998

* The Fund's total return for the period from January 1, 1999 through June 30, 1999 was _____%.

Best Quarter:                    Quarter ended __________                   ___%
Worst Quarter:                   Quarter ended __________                   ___%


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                                                 SINCE INCEPTION
                                                 1 YEAR              (2/1/96)
CAPITAL APPRECIATION FUND
RUSSELL 2500 GROWTH INDEX*
STANDARD & POOR'S 500 COMPOSITE INDEX **

--------------------------

* The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price- to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2500 Index represents approximately 22% of the total market capitalization of the Russell 3000 Index.
** An unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Maximum Sales Charge (Load) Imposed on Purchases                      None
     Maximum Deferred Sales Charge (Load)                                  None
     Exchange Fee                                                            *
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (as a % of average net assets)
     Management Fees                                                      1.40%
     Interest Expense                                                      .01%
     Distribution and Service (12b-1) Fees                                 None
     Other Expenses                                                        None
     Total Annual Fund Operating Expenses                                 1.41%

------------------------
*   The Fund's transfer agent charges $5 for telephone exchanges.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                     1 year                       $
                     3 years                      $
                     5 years                      $
                     10 years                     $

EMERGING GROWTH FUND

OBJECTIVE

Emerging Growth Fund has an objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Emerging Growth Fund invests primarily in common stocks of companies that the Fund's adviser believes are in the early stages of their life cycles and have demonstrated or have the potential to experience rapid growth in earnings and/or revenues. The Fund will invest at least 65% of the value of its total assets in emerging growth companies that are of small to medium size (revenues of $500 million or less at the time of acquisition).

Emerging growth companies generally:

         * are expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation; and

         * have products, management and market opportunities which are usually necessary to become more widely recognized as growth companies.

Emerging Growth Fund may also invest in more established companies that may receive greater market recognition or otherwise offer strong capital appreciation potential due to:

         * their relative market position;

         * the strength of their balance sheet;

         * changes in management; or

         * other similar opportunities.

Although the Fund does not intend to invest in these types of securities in the future, the Fund's portfolio currently includes privately held, early stage, developing companies, which are held both directly and through venture capital limited partnerships and investment funds. These investments subject the Fund to additional risks, which are discussed below under "Principal Risks -- Risks of Venture Capital Investments."

PRINCIPAL RISKS

You could lose money by investing in Emerging Growth Fund. The principal risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

         * RISKS OF COMMON STOCKS. Common stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole or they may occur in only a particular company, industry or sector of the market.

         * RISKS OF INVESTING IN SMALL AND MEDIUM-SIZED COMPANIES. Investing in small and medium-sized companies involves greater risk than is customarily associated with investments in larger, more established companies. Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. The securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

         * RISKS OF VENTURE CAPITAL INVESTMENTS. The Fund may invest in early-stage, developing companies, either directly or through venture capital limited partnerships and investment funds. Early-stage companies may lack depth of management and sufficient resources, may be marketing a new product for which there is no established market and may be subject to intense competition from larger companies. Because these investments are generally privately held and subject to restrictions on resale they will lack liquidity and will be difficult to value.

         Emerging Growth Fund is subject to additional risks due to a previous investment in an early-stage, developing company which now constitutes a significant portion of the Fund's assets. See "Special Risks Associated with Value Fund and Emerging Growth Fund" in Appendix A.

         * RISKS OF GROWTH STOCKS. The Fund invests primarily in stocks of companies that the Fund's adviser believes have demonstrated or have the potential to experience rapid growth in earnings and/or revenues. If the adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the adviser had anticipated.

         * RISKS OF THE TECHNOLOGY SECTOR. A significant portion of the Fund currently is invested in the "electric technology" sector. Technology is an extremely competitive industry where rapid new developments could have a dramatic impact on a company's earnings growth potential. In addition, many technology companies are sensitive to global and domestic economic conditions and, for some companies, earnings growth may be tied to product cycles within their specific industries. If technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

FUND PERFORMANCE

The bar chart and table below provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table compares the Fund's average annual returns for 1 and 5 years and for the period since the Fund's inception to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                   ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR*

         20% --

         15% --

         10% --

          5% --

          0% --

        - 5% --

                  1992   1993   1994   1995   1996   1997   1998

* The Fund's total return for the period from January 1, 1999 through June 30, 1999 was _____%.

Best Quarter:                    Quarter ended __________                   ___%
Worst Quarter:                   Quarter ended __________                   ___%


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                                                 SINCE INCEPTION
                                          1 YEAR     5 YEARS         (8/5/91)
EMERGING GROWTH FUND
RUSSELL 2500 GROWTH INDEX*
STANDARD & POOR'S 500 COMPOSITE INDEX**

--------------------------
* The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price- to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2500 Index represents approximately 22% of the total market capitalization of the Russell 3000 Index.
** An unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

     Maximum Sales Charge (Load) Imposed on Purchases                    None
     Maximum Deferred Sales Charge (Load)                                None
     Exchange Fee                                                          *
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (as a % of average net assets)
     Management Fees                                                    1.25%
     Interest Expense                                                    .04%
     Distribution and Service (12b-1) Fees                               None
     Other Expenses                                                      None
     Total Annual Fund Operating Expenses                               1.29%

-----------------------------
*   The Fund's transfer agent charges $5 for telephone exchanges.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    1 year                        $
                    3 years                       $
                    5 years                       $
                    10 years                      $

GROWTH FUND

OBJECTIVE

Growth Fund has an objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Growth Fund invests primarily in common stocks of established companies with earnings that the Fund's adviser expects will increase at an above average rate.

Growth Fund concentrates on companies that have:

         * strong management;

         * leading market positions;

         * strong balance sheets; and

         * a well defined strategy for future growth.

In selecting investments for Growth Fund, the Fund's adviser uses several valuation techniques to determine which stocks offer the best combination of intrinsic value and earnings growth potential. The goal is to have an acceptable balance of risk and reward in the Fund's portfolio.

PRINCIPAL RISKS

You could lose money by investing in Growth Fund. The principal risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

         * RISKS OF COMMON STOCKS. Common stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole or they may occur in only a particular company, industry or sector of the market.

         * RISKS OF GROWTH STOCKS. The Fund invests primarily in stocks of companies with earnings that are expected to grow at an above average rate. If the adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the adviser had anticipated.

FUND PERFORMANCE

The bar chart and table below provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table compares the Fund's average annual returns for 1 and 5 years and for the period since the Fund's inception to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                   ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR*

                     20% --

                     15% --

                     10% --

                      5% --

                      0% --

                    - 5% --

                              1994   1995   1996   1997   1998

* The Fund's total return for the period from January 1, 1999 through June 30, 1999 was _____%.

Best Quarter:                    Quarter ended __________                   ___%
Worst Quarter:                   Quarter ended __________                   ___%


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                                                 SINCE INCEPTION
                                            1 YEAR     5 YEARS       (8/6/93)
GROWTH FUND
STANDARD & POOR'S 500 COMPOSITE INDEX *

--------------------------
* An unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Maximum Sales Charge (Load) Imposed on Purchases                     None
     Maximum Deferred Sales Charge (Load)                                 None
     Exchange Fee                                                           *
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (as a % of average net assets)
     Management Fees                                                     1.25%
     Interest Expense                                                     .02%
     Distribution and Service (12b-1) Fees                                None
     Other Expenses                                                       None
     Total Annual Fund Operating Expenses                                1.27%

---------------------------
*   The Fund's transfer agent charges $5 for telephone exchanges.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                   1 year                           $
                   3 years                          $
                   5 years                          $
                   10 years                         $

GROWTH AND INCOME FUND

OBJECTIVE

Growth and Income Fund has a primary objective of capital appreciation and a secondary objective of income.

PRINCIPAL INVESTMENT STRATEGIES

Growth and Income Fund invests primarily in common stocks. While dividends are a factor in stock selection, the dominant criteria is the potential for long-term growth.

In selecting stocks for Growth and Income Fund, the Fund's adviser considers a number of factors, such as:

         * product development and demand;

         * operating ratios;

         * utilization of earnings for expansion;

         * management abilities;

         * analyses of intrinsic values;

         * market action; and

         * overall economic and political conditions.

Although the Fund does not intend to invest in these types of securities in the future, the Fund's portfolio currently includes privately held, early stage, developing companies, which are held both directly and through venture capital limited partnerships and funds. These investments subject the Fund to additional risks, which are discussed below under "Principal Risks -- Risks of Venture Capital Investments."

PRINCIPAL RISKS

You could lose money by investing in Growth and Income Fund. The principal risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

         * RISKS OF COMMON STOCKS. Common stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole or they may occur in only a particular company, industry or sector of the market.

         * RISKS OF GROWTH STOCKS. The Fund invests primarily in stocks of companies that the Fund's adviser believes have the potential for long-term growth.. If the adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the adviser had anticipated.

         * RISKS OF VENTURE CAPITAL INVESTMENTS. The Fund may invest in early-stage, developing companies, either directly or through venture capital limited partnerships and investment funds. Early-stage companies may lack depth of management and sufficient resources, may be marketing a new product for which there is no established market and may be subject to intense competition from larger companies. Because these investments are generally privately held and subject to restrictions on resale they will lack liquidity and will be difficult to value.

FUND PERFORMANCE

The bar chart and table below provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table compares the Fund's average annual returns for 1, 5 and 10 years to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                   ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR*

   20% --

   15% --

   10% --

    5% --

    0% --

  - 5% --
          1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

*   The Fund's return for the period from January 1, 1999 through June 30, 1999
    was   %.

Best Quarter:                    Quarter ended __________                   ___%
Worst Quarter:                   Quarter ended __________                   ___%


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                            1 YEAR        5 YEARS       10 YEARS
GROWTH & INCOME FUND
STANDARD & POOR'S 500 COMPOSITE INDEX *

--------------------------
* An unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Maximum Sales Charge (Load) Imposed on Purchases                     None
     Maximum Deferred Sales Charge (Load)                                 None
     Exchange Fee                                                           *
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (as a % of average net assets)
     Management Fees                                                     1.25%
     Interest Expense                                                     .01%
     Distribution and Service (12b-1) Fees                                None
     Other Expenses                                                       None
     Total Annual Fund Operating Expenses                                1.26%

-----------------------------
*   The Fund's transfer agent charges $5 for telephone exchanges.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                    1 year                       $
                    3 years                      $
                    5 years                      $
                    10 years                     $

MIDCAP GROWTH FUND

OBJECTIVE

Midcap Growth Fund has an objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Midcap Growth Fund invests primarily in common stocks of medium-sized U.S. companies that the Fund's adviser believes have above-average prospects for growth. The Fund invests at least 65% of its total assets in stocks of companies with market capitalizations between $1 billion and $8 billion. Under normal market conditions, the weighted average market capitalization of the Fund's portfolio will range from $3 billion to $6 billion.

In general, the Fund concentrates on companies with the following characteristics:

         * superior performance records;

         * solid market positions;

         * strong balance sheets; and

         * a management team capable of sustaining growth.

PRINCIPAL RISKS

You could lose money by investing in Midcap Growth Fund. The principal risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

         * RISKS OF COMMON STOCKS. Common stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole or they may occur in only a particular company, industry or sector of the market.

         * RISKS OF GROWTH STOCKS. The Fund invests primarily in stocks of companies that the Fund's adviser believes have above average prospects for growth.. If the adviser incorrectly assesses a company's prospects for growth, or if its judgment about how other investors will value the company's growth is wrong, then the price of the company's stock may decrease, or it may not increase to the level that the adviser had anticipated.

         * RISKS OF MEDIUM-SIZED COMPANIES. Medium-sized growth companies are generally considered to be less volatile than smaller, emerging companies. However, they may not generate the dividend income of larger companies.

FUND PERFORMANCE

The bar chart and table below provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table compares the Fund's average annual returns for 1 and 5 years and for the period since the Fund's inception to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                   ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR*

               20% --

               15% --

               10% --

                5% --

                0% --

              - 5% --

                        1993   1994   1995   1996   1997   1998

* The Fund's return for the period from January 1, 1999 through June 30, 1999 was _____%.

Best Quarter:                    Quarter ended __________                   ___%
Worst Quarter:                   Quarter ended __________                   ___%


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                                                 SINCE INCEPTION
                                            1 YEAR     5 YEARS      (4/10/92)
MIDCAP GROWTH FUND
S&P MID CAP 400 INDEX*
STANDARD & POOR'S 500 COMPOSITE INDEX **

--------------------------
* An unmanaged index of 400 common stocks chosen to measure the performance of the mid-sized company segment of the U.S. market.
** An unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Maximum Sales Charge (Load) Imposed on Purchases                      None
     Maximum Deferred Sales Charge (Load)                                  None
     Exchange Fee                                                            *
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)(as a % of average net assets)
     Management Fees                                                      1.25%
     Interest Expense                                                      .09%
     Distribution and Service (12b-1) Fees                                 None
     Other Expenses                                                        None
     Total Annual Fund Operating Expenses                                 1.34%

------------------------
*   The Fund's transfer agent charges $5 for telephone exchanges.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                          1 year                 $
                          3 years                $
                          5 years                $
                          10 years               $

REGIONAL FUND

OBJECTIVE

Regional Fund has an objective of capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Regional Fund invests primarily in common stocks of companies headquartered in Minnesota, Wisconsin, Iowa, Illinois, Nebraska, Montana, North Dakota or South Dakota. At least 65% of the Fund's equity investments will be in companies headquartered in this region. Regional Fund invests in both nationally recognized companies and in less well known companies that are newer or have smaller capitalizations, but that appear to have the potential for capital appreciation.

In selecting securities, the Fund's investment adviser considers a number of factors, such as:

         * product development and demand;

         * operating ratios;

         * utilization of earnings for expansion;

         * management abilities;

         * analyses of intrinsic values;

         * market action; and

         * overall economic and political conditions.

Although the Fund does not intend to invest in these types of securities in the future, the Fund's portfolio currently includes privately held, early stage, developing companies, which are held both directly and through venture capital limited partnerships and investments funds These investments subject the Fund to additional risks, which are discussed below under "Principal Risks -- Risks of Venture Capital Investments."

PRINCIPAL RISKS

You could lose money by investing in Regional Fund. The principal risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

         * RISKS OF COMMON STOCKS. Common stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole or they may occur in only a particular company, industry or sector of the market.

         * RISKS OF INVESTING IN SMALL COMPANIES. Investing in small companies involves greater risk than is customarily associated with investments in larger, more established companies. Small companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. The securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

         * RISKS OF GEOGRAPHIC CONCENTRATION. The Fund's policy of concentrating its investments in a certain geographic region means that it will be subject to adverse economic, political or other developments in that region. Moreover, because of this geographic limitation, the Fund may be less diversified by industry and company than other funds with a similar investment objective and no such geographic limitation.

         * RISKS OF VENTURE CAPITAL INVESTMENTS. The Fund may invest in early-stage, developing companies, either directly or through venture capital limited partnerships and investment funds. Early-stage companies may lack depth of management and sufficient resources, may be marketing a new product for which there is no established market and may be subject to intense competition from larger companies. Because these investments are generally privately held and subject to restrictions on resale they will lack liquidity and will be difficult to value.

FUND PERFORMANCE

The bar chart and table below provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table compares the Fund's average annual returns for 1, 5 and 10 years to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                   ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR*

 20% --

 15% --

 10% --

  5% --

  0% --

- 5% --

          1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

* The Fund's return for the period from January 1, 1999 through June 30, 1999 was _____%.

Best Quarter:                    Quarter ended __________                   ___%
Worst Quarter:                   Quarter ended __________                   ___%

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                            1 YEAR       5 YEARS        10 YEARS
REGIONAL FUND
STANDARD & POOR'S 500 COMPOSITE INDEX *

--------------------------
* An unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Maximum Sales Charge (Load) Imposed on Purchases                      None
     Maximum Deferred Sales Charge (Load)                                  None
     Exchange Fee                                                            *
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (as a % of average net assets)
     Management Fees                                                      1.23%
     Interest Expense                                                      .02%
     Distribution and Service (12b-1) Fees                                 None
     Other Expenses                                                        None
     Total Annual Fund Operating Expenses                                 1.25%

------------------------
*   The Fund's transfer agent charges $5 for telephone exchanges.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 year                 $
                          3 years                $
                          5 years                $
                          10 years               $

VALUE FUND

VALUE FUND CLOSED TO NEW INVESTORS ON MAY 12, 1998. SEE "BUYING AND SELLING SHARES -- HOW TO BUY SHARES" FOR MORE INFORMATION.

OBJECTIVE

Value Fund has an objective of long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

Value Fund invests primarily in common stocks that the Fund's adviser believes are undervalued and offer unusual opportunities for capital growth. For example, the Fund may invest in common stocks of companies:

         * which have been unpopular for some time, but where, in the opinion of the Fund's adviser, recent developments suggest the possibility of improved operating results;

         * which the Adviser believes have temporarily fallen out of favor for non-recurring or short-term reasons; or

         * which appear undervalued in relation to securities of other companies in the same industry.

In selecting investments, the Fund focuses on companies with strong competitive positions, high levels of discretionary cash flow, and solid financial characteristics. The Fund typically invests in small cap companies with market capitalizations of less than $1 billion.

Although the Fund does not intend to invest in these types of securities in the future, a significant portion of the Fund's portfolio currently consists of privately held, early stage, developing companies, which are held both directly and through venture capital limited partnerships and investment funds. These investments subject the Fund to additional risks, which are discussed below under "Principal Risks -- Risks of Venture Capital Investments."

PRINCIPAL RISKS

You could lose money by investing in Value Fund. The principal risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

         * RISKS OF COMMON STOCKS. Common stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole or they may occur in only a particular company, industry or sector of the market.

         * RISKS OF INVESTING IN SMALL CAP COMPANIES. Investing in small cap companies involves greater risk than is customarily associated with investments in larger, more established companies. Small companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. The securities of small companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

         * RISKS OF VENTURE CAPITAL INVESTMENTS. The Fund may invest in early-stage, developing companies, either directly or through venture capital limited partnerships and investment funds. Early-stage companies may lack depth of management and sufficient resources, may be marketing a new product for which there is no established market and may be subject to intense competition from larger companies. Because these investments are generally privately held and subject to restrictions on resale they will lack liquidity and will be difficult to value.

         Value Fund is subject to additional risks due to previous investments in two early-stage, developing company which now constitute a significant portion of the Fund's assets. See Appendix A.

         * RISKS OF VALUE STOCKS. Value Fund invests primarily in common stocks that the Fund's adviser believes are undervalued. In selecting these securities, the Fund's adviser will be exercising opinions and judgments which may be contrary to those of the majority of investors. There is a risk that the judgment of the majority may be correct, in which case the Fund may incur losses, or its profits may be limited. Even if the adviser's judgment is correct, there may be a long delay before the security increases in value, in which case capital invested by the Fund may be nonproductive for an extended period of time. If an investment is nonproductive for more than two to three years, it generally will be sold.

         * LIQUIDITY RISK. Because of an investment in an early-stage developing company which has increased significantly in value, a significant portion of the Fund's assets is made up of illiquid securities. See "Special Risks Associated With Value Fund" in Appendix A. These securities may be difficult or impossible for the Fund to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on the Fund's performance.

         * RISKS OF THE TECHNOLOGY SECTOR. A significant portion of the Fund currently is invested in the "electric technology" sector. Technology is an extremely competitive industry where rapid new developments could have a dramatic impact on a company's earnings growth potential. In addition, many technology companies are sensitive to global and domestic economic conditions and, for some companies, earnings growth may be tied to product cycles within their specific industries. If technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

FUND PERFORMANCE

The bar chart and table below provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table compares the Fund's average annual returns for 1, 5 and 10 years to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                   ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR*

 20% --

 15% --

 10% --

  5% --

  0% --

- 5% --
          1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

* The Fund's return for the period from January 1, 1999 through June 30, 1999 was _____%.

Best Quarter:                    Quarter ended __________                   ___%
Worst Quarter:                   Quarter ended __________                   ___%


                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                           1 YEAR        5 YEARS        10 YEARS
VALUE FUND
RUSSELL 2500 INDEX*
STANDARD & POOR'S 500 COMPOSITE INDEX **

--------------------------
* The Russell 2500 Growth Index measures the performance of those companies in the Russell 2500 Index with higher price- to-book values and higher forecasted growth rates. The Russell 2500 Index is composed of the 2,500 smallest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. The Russell 2500 Index represents approximately 22% of the total market capitalization of the Russell 3000 Index.
** An unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
     Maximum Sales Charge (Load) Imposed on Purchases                     None
     Maximum Deferred Sales Charge (Load)                                 None
     Exchange Fee                                                           *
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (as a % of average net assets)
     Management Fees                                                     1.21%
     Interest Expense                                                     .03%
     Distribution and Service (12b-1) Fees                                None
     Other Expenses**                                                     .12%
     Total Annual Fund Operating Expenses                                1.36%

---------------------------------
*   The Fund's transfer agent charges $5 for telephone exchanges.
** Expense approved by the Board of Directors related to an independent valuation of a restricted security.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 year                 $
                          3 years                $
                          5 years                $
                          10 years               $


                            BUYING AND SELLING SHARES

HOW TO BUY SHARES

You may purchase Fund shares either directly through the Funds or through certain securities dealers. These dealers have the responsibility to promptly transmit orders and may charge a processing fee.

VALUE FUND CLOSED TO NEW INVESTORS ON MAY 12, 1998. IF YOU WERE A SHAREHOLDER OF THE FUND ON THAT DATE YOU MAY CONTINUE TO ADD TO YOUR ACCOUNT THROUGH THE REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS ON YOUR VALUE FUND SHARES, THROUGH A SYSTEMATIC PURCHASE OR EXCHANGE PLAN THAT WAS IN EFFECT ON THAT DATE, OR THROUGH A RETIREMENT PLAN ALLOCATION THAT WAS IN EFFECT ON THAT DATE. FOR AS LONG AS VALUE FUND IS CLOSED, YOU MAY NOT MAKE ANY CHANGES TO THESE PLANS OR ALLOCATIONS THAT WOULD HAVE THE EFFECT OF INCREASING YOUR PURCHASES OF FUND SHARES.

MINIMUM INVESTMENTS

The Funds are members of the IAI Family of Funds, a family of mutual funds advised by Investment Advisers, Inc. ("IAI"). The minimum initial investment to establish an account with the IAI Family of Funds is $5,000 for a retail account and $2,000 for an IRA account. In each case, your initial investment may be allocated in any way you wish among the Funds and other funds in the IAI Family of Funds, so long as no less than $1,000 is allocated to any one fund. Once you have met the account minimum, subsequent purchases can be made for as little as $100.

DETERMINING YOUR PURCHASE PRICE

Your purchase price will be equal to a Fund's net asset value ("NAV") per share next calculated after you place your order in proper form. To make sure that your order is in proper form, please follow the directions for purchasing shares given below. No sales load or commission is charged when you purchase shares. NAV is determined as of the close of regular trading on the New York Stock Exchange (normally 3 p.m., central time) each day the exchange is open.

Each Fund's NAV per share is computed by adding up the value of the Fund's investments, cash and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding. The Funds value investments for which market quotations are readily available at market value. They value short-term investments maturing within 60 days at amortized cost, which approximates market value. The Funds value all other investments and assets at their fair value.

INVESTING BY MAIL

To invest by mail, send a completed, signed application and a check payable to "IAI Funds" to one of the following addresses:

REGULAR MAIL                               OVERNIGHT MAIL
IAI Mutual Funds                           IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Third party checks will not be accepted for initial account investments. After a Fund receives your completed purchase order, your account will be credited with the number of full and fractional shares that can be purchased at the next determined net asset value. A $20 fee will be imposed by the Fund's transfer agent if any check you use for investment in an account does not clear, and you will be responsible for any loss incurred by the Fund.

For assistance in completing the application, please contact IAI Shareholder Services at 1-800-945-3863.

INVESTING BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares by requesting your bank to wire funds to:

         Firstar Bank Milwaukee, NA
         777 E. Wisconsin Avenue
         Milwaukee, WI 55302
         ABA Number: 075000022
         Credit: Firstar Mutual Fund Services, LLC
         Account # 112-952-137
         For further credit to IAI Mutual Funds
         (Shareholder account #, shareholder name)

If you are purchasing by wire for a new account, you must do the following before you wire funds:

         * call IAI Shareholder Services at 1-800-945-3863 to advise them of your investment;

         * obtain instructions and an application form; and

         * complete the application and send it to:

                  IAI Mutual Funds
                  c/o Firstar Mutual Fund Services, LLC
                  P.O. Box 701
                  Milwaukee, WI 53201-0701

Your completed application must be received by a Fund before your wire is sent.

Before initiating any subsequent wires, please call IAI Shareholder Services and advise them of your name, account number and the name of the bank transmitting the federal funds.

Wire orders to purchase shares of a Fund will be accepted only on days when your bank, the Fund, the Fund's transfer agent and Firstar Bank Milwaukee, N.A. are open for business. A wired purchase will be considered made when the wired amount is received and the purchase is accepted by the Fund. The Fund must receive payment before the close of business for the purchase to be credited to your account on that day. Otherwise, your purchase will be processed the next business day. The Fund may reject your wire order if it does not contain the required information stated above. If the Fund rejects your wire order, your money will be returned promptly, less any costs incurred by the Fund or the Fund's transfer agent in rejecting the order. You must pay any charges assessed by your bank for the wire service. Any delays that may occur in wiring federal funds, including delays in processing by the banks, are not the responsibility of the Fund or the Fund's transfer agent.

MAKING ADDITIONAL INVESTMENTS

You can make additional investments to your existing account by mail, by wire or by exchanging shares of another fund in the IAI Family of Funds for Fund shares. You can also make additional investments to your existing account directly from your bank account by utilizing the Automated Clearing House (ACH) system. If you did not establish this option when you opened your account, call IAI Shareholder Services at 1-800-945-3863.

RETIREMENT PLANS

The Funds offer Individual Retirement Accounts (IRAs) and Roth IRAs. The Funds' transfer agent imposes a $12.50 annual maintenance fee per IRA or Roth IRA with a $25 limit per social security number per year. However, no such fee will be imposed until January 1, 2000. The Funds' transfer agent also charges $15 for transfers to a successor trustee, $15 for distributions (excluding distributions pursuant to a Systematic Cash Withdrawal Plan) to IRA or Roth IRA participants, and $15 to refund excess contributions. For further information about such accounts, please call IAI Shareholder Services at 1-800-945-3863.

All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. You are urged to consult an attorney or tax adviser before establishing such a plan.

AUTOMATIC INVESTMENT PLAN

Following a minimum initial investment, you may arrange to make regular investments of $100 or more each month through automatic deductions from your checking or savings account. To participate in this program, simply complete the Automatic Investment Plan portion of your application and return it to the Fund. You can set up the Automatic Investment Plan if your financial institution is a member of ACH. You will receive quarterly confirmations of all transactions and dividends under the Plan. There is no fee for this service. However, if your ACH transaction does not clear for lack of funds, you will be charged a $20 service fee by the Funds' transfer agent.

If you wish to change or terminate your participation in the Automatic Investment Plan you must provide the Funds with written notice. Your instructions must be received by 10 days prior to the date the change or termination is to take place.

HOW TO SELL SHARES

You may redeem your shares of a Fund on any day the New York Stock Exchange is open. The exchange is closed on weekends, national holidays and Good Friday. Your redemption price will be the net asset value of your shares next determined after your redemption request is received in proper form by the Fund. To make sure that your request is in proper form, please follow the directions for selling shares given below.

BY MAIL

If you redeem by mail, your redemption price will be equal to the Fund's net asset value per share next determined following receipt by the Fund of your written redemption request in the form shown below (and a properly endorsed stock certificate if one has been issued).

To redeem by mail, send a written request to the Fund at one of the following addresses:

REGULAR MAIL                               OVERNIGHT MAIL
IAI Mutual Funds                           IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202


Your request should include the following information:

         * name of the Fund;

         * account number;

         * dollar amount or number of shares to be redeemed;

         * name on the account; and

         * signatures of all registered account owners.

If you hold certificates for your shares, they must be included with your request. They must be endorsed on the back with the signature of the person whose name appears on the certificate and must be signature guaranteed.

Signatures on your written request must be guaranteed if:

         * you would like the proceeds from the sale to be paid to someone other than the shareholder of record; or

         * you have changed your address over the telephone within the last 15 calendar days.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. NOTARIZATION BY A NOTARY PUBLIC IS NOT ACCEPTED.

If Fund shares are held of record in the name of a corporation, partnership, trust or fiduciary, the Fund may require additional evidence of authority prior to accepting a redemption request.

To redeem money from your IRA account, an IRA Distribution Form must be completed and returned to IAI. To receive a copy of the form, please call IAI Shareholder Services at 1-800-945-3863.

BY PHONE

You may redeem shares by phone, subject to the following conditions:

         * You must have completed the Telephone Options section of the account application.

         * Telephonic redemptions are limited to $50,000.

         * Redemption proceeds must be made payable to the owner(s) of record and delivered to the address of record.

         * Telephone redemptions are not permitted for IRAs.

For assistance, please contact IAI Shareholder Services at 1-800-945-3863.

PAYMENT OF REDEMPTION PROCEEDS

BY WIRE. When you redeem by telephone, you may have the proceeds wired to your bank account if you provided the required information at the time you opened your account. Wire redemption requests will only be processed on days your bank, the Funds, the Funds' transfer agent and Firstar Bank Milwaukee, N.A. are open for business. If you choose to have your redemption proceeds wired to your bank, please note the following:

         * A minimum amount of $1,000 is required to wire redemption proceeds.

         * Proceeds will be wired on the next business day after your redemption request.

         * Your account will be charged a fee of $12 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a wire.

To add the ability to receive proceeds by wire to your account, or to change existing bank account information, please submit a letter of instruction, including your bank information and a signature guarantee, to:

         IAI Mutual Funds
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

BY ACH. When you redeem by telephone, you may have the proceeds sent to your bank account by an Automatic Clearing House transfer if you provided the required information at the time you opened your account. Proceeds sent by ACH transfer should be credited the second day after the redemption. ACH is an automated method of initializing payments from, and receiving payments in, your financial institution account. The ACH system is supported by over 20,000 banks, savings banks and credit unions. For assistance, please contact IAI Shareholder Services at 1-800-945-3863.

BY CHECK. Normally a Fund will mail payment for shares redeemed on the business day following the receipt of your redemption request, although payment may be made as late as seven days after your request. However, the Fund will not send redemption proceeds until checks (including certified checks, cashiers checks or automatic investment credits) received in payment for shares have cleared. This may take up to 15 days from the date of purchase.

INVOLUNTARY REDEMPTIONS

If your account balance for any Fund falls below $500 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $500 within six months of the date the notice was mailed, the Fund may redeem your account.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Funds have a Systematic Cash Withdrawal Plan under which you may automatically redeem a fixed dollar amount of Fund shares on either a monthly or quarterly basis. Under the Systematic Cash Withdrawal Plan:

         * Automatic redemptions must be for $100 or more.

         * Shares will be redeemed at the net asset value determined on the 15th day of the applicable month (or the next business day).

         * All income dividends and capital gains distributions must be reinvested in Fund shares.

         * Confirmations of all transactions and distributions will be sent to you quarterly.

Plan application forms are available through the Funds. If you would like assistance in completing the application, contact IAI Shareholder Services at 1-800-945-3863.

EXCHANGE PRIVILEGE

You may exchange your Fund shares for shares of another fund in the IAI Family of Funds if you satisfy that fund's purchase requirements. The Funds' transfer agent charges $5 for telephone exchanges.

The Funds generally limits exchanges to four per calendar year. This limit may be modified for certain retirement plan accounts and for those participating in the Automatic Exchange Plan described below. The Funds may change or cancel the exchange privilege at any time.

When you exchange your Fund shares for shares of another fund in the IAI Family of Funds the exchange is considered a sale of your Fund shares for federal income tax purposes, and you may have a taxable capital gain or loss.

You may exchange shares by notifying the Funds in writing or, if you have authorized the Funds to accept telephone instructions, by telephone. See "How to Sell Shares -- By Telephone."

AUTOMATIC EXCHANGE PLAN

You may arrange to make regular exchanges of $100 or more between any of the funds in the IAI Family of Funds on a monthly basis. Please note the following about automatic exchanges:

         * If you wish to participate in the Plan, you must complete the Automatic Exchange Plan portion of your IAI Mutual Fund application.

         * Exchanges will take place at the net asset value determined on the fifth day of each month (or the next business day).

         * If you participate in the Automatic Exchange Plan you will receive quarterly confirmations of all transactions and dividends.

         * You may not close an account through the Automatic Exchange Plan.

AUTHORIZED TELEPHONE TRADING

As discussed above, you may exchange and redeem shares by telephone if you have completed the Telephone Options section of the IAI Mutual Fund application. Telephone redemptions are not permitted for IRAs. The Funds' transfer agent charges $5 for telephone exchanges.

Address changes may also be made over the telephone. During the 15 calendar days following an address change by telephone, you may only redeem shares in your account with a signature guaranteed letter of instruction.

The Funds and their agents will not be responsible for any losses that may result from acting on telephone instructions that they reasonably believe to be genuine. The Funds will follow reasonable procedures to confirm that instructions received by telephone are genuine. These procedures include tape recording all redemption and exchange requests.

STATEMENTS AND CONFIRMATIONS

Whenever you buy or sell shares of a Fund, IAI will send you a confirmation statement showing how many shares you bought or sold and at what price. You will also receive a cumulative account statement quarterly and a transaction statement annually. Please review carefully all of the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify the Funds immediately in writing if there is an error. If you do not provide the Funds with notice of an error within 60 days of non-automatic transactions, or within 60 days of the date of your consolidated quarterly statement in the case of automatic transactions, you will be deemed to have ratified the transaction. The Funds' transfer agent reserves the right to impose a charge of $5 on requests for extraordinary or archival research relating to your account.

SHAREHOLDER REPORTS

Shareholder reports will be sent to you semi-annually. These reports contain financial information about the Funds, including a list of investment securities held. To reduce the volume of mail you receive, only one copy of Fund reports may be mailed to your household (same surname and address). Please call IAI Shareholder Services at 1-800-945-3863 if you wish to receive additional shareholder reports.

                    DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS

The Funds pays dividends from net investment income semiannually and distribute realized capital gains, if any, annually.

When you open an account, you should specify on your application how you want to receive your distributions. The Funds offer three options:

         * FULL REINVESTMENT -- your dividend and capital gain distributions are automatically reinvested in additional shares of the Fund;

         * CAPITAL GAINS REINVESTMENT -- your capital gain distributions will be automatically reinvested, but your income dividend distributions will be paid in cash; or

         * CASH -- your income dividends and capital gain distributions will be paid in cash.

If you elect to receive distributions in cash, they can be sent to you by check or transferred directly to your account at any bank, savings and loan or credit union that is a member of the Automated Clearing House (ACH) network.

If you do not select an option when you open your account, each Fund will automatically reinvest all distributions in additional Fund shares.

The Funds also have a Directed Dividend service which allows you to invest your dividends and/or capital gain distributions into another IAI Mutual Fund. Contact IAI Shareholder Services at 1-800-945-3863 for details.

Prior to purchasing shares of a Fund, you should consider the impact of dividend or capital gains distributions which are expected to be announced, or which have been announced but not paid. If you purchase shares shortly before the record date for such a distribution, you will pay the full price for the shares and then receive a portion of that price back shortly thereafter as a taxable distribution.

                                      TAXES

Some of the common tax consequences of investing in the Funds are discussed below. More information about taxes is in the Statement of Additional Information. Because everyone's tax situation is unique, be sure to consult with your tax adviser.

TAXES ON DISTRIBUTIONS

Each Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax advantaged account).

Distributions paid from a Fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions paid from a Fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. For Capital Appreciation Fund, Emerging Growth Fund, Growth Fund and Midcap Growth Fund, distributions are expected to consist primarily of capital gains.

TAXES ON TRANSACTIONS

The sale or exchange of Fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

Information about the tax status of each year's distributions will be mailed annually.

                                 FUND MANAGEMENT

INVESTMENT ADVISER

Investment Advisers, Inc. ("IAI") is the Funds' investment adviser. IAI, which has been in the investment advisory business since 1947, also furnishes investment advice to other concerns including other investment companies, pension and profit sharing plans, portfolios of foundations, religious, educational and charitable institutions, trusts, municipalities and individuals. IAI is located at 601 Second Avenue South, Suite 3600, Minneapolis, Minnesota 55402.

The Funds have entered into Management Agreements with IAI under which IAI provides each Fund with investment advisory services and is responsible for managing the Fund's business affairs, subject to the authority of the Board of Directors. IAI also is responsible under the Management Agreements for providing or arranging for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting and shareholder services. IAI may directly or indirectly pay qualifying broker-dealers, financial institutions and other entities for providing some of these services to Fund shareholders. The Management Agreements require IAI to pay all of each Fund's operating expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest and, in certain circumstances, taxes and extraordinary expenses. Each Fund pays IAI an annual fee under its Management Agreement. The Funds paid the following management fees to IAI for the fiscal year ended March 31, 1999.

                                                      Advisory fee
                                                   as a % of average
         Fund                                       daily net assets
         ----                                       ----------------
         Capital Appreciation Fund                       1.40%
         Emerging Growth Fund                            1.25%
         Growth Fund                                     1.25%
         Growth and Income Fund                          1.25%
         Midcap Growth Fund                              1.25%
         Regional Fund                                   1.23%
         Value Fund                                      1.21%

PORTFOLIO MANAGERS

Each Fund is managed by a team of IAI investment professionals which is responsible for making the day-to-day investment decisions for the Fund. The team leads for the Funds are as follows:

CAPITAL APPRECIATION FUND. Martin Calihan has responsibility for the management of Capital Appreciation Fund. Mr. Calihan is a Vice President of IAI and has served as an equity analyst for IAI since 1992. Before joining IAI, Mr. Calihan was an equity analyst with Morgan Stanley and Company from 1991 to 1992, and with State Street Research Management from 1990 to 1991. Mr. Calihan has managed Capital Appreciation Fund since its inception.

EMERGING GROWTH FUND. Curt McLeod has responsibility for the management of Emerging Growth Fund. Mr. McLeod, an IAI Vice President and equity portfolio manager, has been responsible for management of the Fund since March 1998 and has been involved in the management of the Fund since joining IAI in May 1997. Prior to that time, Mr. McLeod had been employed as a portfolio manager by Piper Jaffray, Inc. since 1986.

GROWTH FUND. David McDonald has responsibility for the management of Growth Fund. Mr. McDonald has managed Growth Fund since September 1994, when he joined IAI as a Vice President and equity portfolio manager. Before joining IAI, Mr. McDonald was a Managing Director of Wessels Arnold & Henderson from 1989 to 1994 and an Associate Portfolio Manager with IDS Financial Services from 1986 to 1989.

MIDCAP GROWTH FUND. Mark Hoonsbeen has responsibility for the management of Midcap Growth Fund. Mr. Hoonsbeen is a Vice President of IAI and has managed Midcap Growth Fund since February 1997. Before joining IAI in 1994, Mr. Hoonsbeen had served as an equity portfolio manager for the St. Paul Companies Inc. since 1986.

REGIONAL FUND. Julian "Bing" Carlin had responsibility for the management of Regional Fund from its inception in 1980 through 1996, when he retired. In May 1999, Mr. Carlin rejoined IAI as Senior Vice President, and resumed management of the Fund. Mr. Carlin has managed private client portfolios at Carlin Capital Management since 1996, and continues to do so. Larry Hill assumed responsibility for Regional Fund's investments in restricted securities in May 1999. Mr. Hill is IAI's Chief Fixed Income Officer and has served as a fixed income portfolio manager since joining IAI in 1984.

GROWTH AND INCOME FUND; VALUE FUND. Donald Hoelting has responsibility for the management of Growth and Income Fund and Value Fund. Mr. Hoelting has managed each Fund since August 1996. Mr. Hoelting is a Vice President and has served as an equity portfolio manager of IAI since joining IAI in April 1996. Prior to joining IAI, Mr. Hoelting was Chief Investment Officer and Portfolio Manager for Jefferson National Bank and Trust from 1986 to 1996.

                               MORE INFORMATION ON
                         INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES

The principal investment strategies of each Fund are summarized above under "Fund Summaries." These are the strategies that IAI believes are most likely to be important in trying to achieve the Funds' objectives. Of course, there is no guarantee that any Fund will achieve its objective. Although not considered principal investment strategies, you should be aware that the Funds may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information.

INVESTMENTS IN SECURITIES OF FOREIGN ISSUERS

Although none of the Funds invests in the securities of foreign issuers as a principal investment strategy, each Fund may invest from time to time in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

TEMPORARY DEFENSIVE INVESTMENTS

In an attempt to respond to adverse market, economic, political or other conditions, each Fund may temporarily invest without limit in investment-grade fixed income securities or money market securities (including repurchase agreements) rated in one of the top two categories by a major ratings service or, if unrated, of comparable quality as determined by IAI. In addition, under these circumstances, Midcap Growth Fund and Emerging Growth Fund may temporarily invest without limit in common stocks of larger, more established companies. Being invested in these securities may prevent a Fund from achieving its investment objective.

PORTFOLIO TURNOVER

Fund managers may trade portfolio securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that a Fund pays when it buys and sells securities, which could decrease Fund performance. The "Financial Highlights" section of this prospectus shows each Fund's historical portfolio turnover rates.

RISKS

The principal risks of investing in the Funds are described above under "Fund Summaries." More information about risks is presented below.

* RISKS OF COMMON STOCKS. Each Fund is subject to the risks of investing in common stocks. These risks include the following:

         * MARKET RISk. The value of a company's stock may be affected by changes in financial markets that are relatively unrelated to the company itself, such as changes in interest rates, changes in general economic conditions, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

         * SECTOR RISk. The stocks of companies within a certain industry or sector of the economy can perform differently from the overall stock market. This could be due to such factors as increased production costs or changes in the regulatory or competitive environment.

         * COMPANY RISk. The value of a company's stock may fall as a result of factors directly relating to that company, such as changes in corporate profitability due to the success or failure of specific products or management strategies.

* RISKS OF VENTURE CAPITAL INVESTMENTS. Emerging Growth Fund, Growth and Income Fund, Regional Fund and Value Fund hold early-stage, developing companies, both directly and through venture capital limited partnerships and investment funds. Early-stage companies may lack depth of management and sufficient resources, may be marketing a new product for which there is no established market and may be subject to intense competition from larger companies. Both direct early-stage, developing company investments and investments in venture capital limited partnerships or investment funds generally lack liquidity and are difficult to value. These investments may be difficult or impossible for a Fund to sell at the time and the price that the Fund would like. A Fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on the Fund's performance. In addition, a Fund will have almost no control over the management of a venture capital limited partnership or investment fund in which it invests. If for any reason the services of the general partners of a venture capital limited partnership were to become unavailable, the limited partnership could be adversely affected.

Both Emerging Growth Fund and Value Fund invested directly in Tut Systems, Inc., which, at the time of investment, was a privately-held, early-stage developing company. Tut conducted an initial public offering of its common stock in January 1999. Following this offering, there was a substantial increase in the market price of Tut's common stock, and therefore a substantial increase in each Fund's net asset value, and in the percentage of Fund assets represented by Tut stock. As of __________, 1999, Tut represented _____% of Emerging Growth Fund's net assets and _____% of Value Fund's net assets. Because Tut represents such a significant portion of each Fund's net assets, the Funds are subject to a number of material risks specifically related to Tut. These risks are set forth in Appendix A to this Prospectus. As of July 29, 1999, agreements prohibiting the Funds from selling their shares of Tut common stock expired. Fund managers may retain or dispose of all or some of the Funds' shares of Tut, as they determine to be in the best interests of shareholders.

Value Fund holds a significant position in another early-stage developing company, Pathnet, Inc. Pathnet filed a registration statement in May 1998 with the intention of conducting an initial public offering of its shares. The offering was postponed in August 1998 and canceled in December 1998. The value of Pathnet's shares has increased significantly since Value Fund purchased them. As a result, Pathnet represented _____% of the Fund's net assets as of __________, 1999. Because Pathnet represents such a significant portion of Value Fund's net assets, the Fund is subject to a number of material risks specifically related to Pathnet. These risks are set forth in Appendix A to this Prospectus. In addition, because the initial public offering of Pathnet's shares was canceled, the Fund's shares of Pathnet continue to be illiquid. As a result, it may be difficult or impossible for the Fund to sell these shares at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on the Fund's performance.

* INFLATION RISK. Even if the principal value of your investment in a Fund remains constant or increases, its real value may be less in the future because of inflation. Thus, as inflation occurs, the purchasing power of your Fund shares may decline, even if their value in dollars increases.

* RISKS OF FOREIGN SECURITIES. Each Fund may invest in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. The values of the securities could be adversely affected by currency fluctuations. In addition, for certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

* MANAGER RISk. IAI manages the Funds according to the traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Manager risk refers to the possibility that IAI may fail to execute a Fund's investment strategy effectively. As a result, the Fund may fail to achieve its stated objectives.

* YEAR 2000 ISSUES. Like all financial service providers, the Funds' investment adviser, transfer agent, administrator and other third party service providers utilize systems that may be affected by year 2000 transition issues and other data related issues. These service providers of the Funds depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. IAI has been actively working on necessary changes to its computer systems to deal with the year 2000 and expects that its systems will be adapted in time for that event, although there cannot be assurance of success. Furthermore, the Funds' service providers have advised the Funds that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. However, there can be no assurance of success.

IAI is working with third parties to assess the adequacy of their compliance efforts and is developing contingency plans intended to assure that third-party noncompliance will not materially affect IAI's operations.

Companies, organizations, governmental entities and markets in which the Funds invest will be affected by the year 2000 issue, but at this time the Funds cannot predict the degree of impact. To the extent the effect is negative, the Funds' returns could be adversely affected.

                              FINANCIAL HIGHLIGHTS

The tables that follows present performance information about the Funds. This information is intended to help you understand each Fund's financial performance for the past five years or, if shorter, the period of the Fund's operations. Some of this information reflects financial results for a single Fund share outstanding for the entire period. The total returns in the table represent the rate that you would have earned or lost on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report, which is available upon request.

                          IAI CAPITAL APPRECIATION FUND

                                                                                                               Period from
                                                                                                               February 1,
                                                                      Years ended March 31,                      1996+ to
                                                          ----------------------------------------------         March 31,
                                                             1999              1998              1997              1996
                                                          ----------        ----------        ----------        ----------
NET ASSET VALUE
   Beginning of period                                    $    17.96        $    13.49        $    11.24        $    10.00
                                                          ----------        ----------        ----------        ----------
OPERATIONS
   Net investment income (loss)                                (0.19)            (0.16)            (0.09)               --
   Net realized and unrealized gains (losses)                  (3.02)             6.77              2.79              1.24
                                                          ----------        ----------        ----------        ----------
        TOTAL FROM OPERATIONS                                  (3.21)             6.61              2.70              1.24
                                                          ----------        ----------        ----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                                          (1.81)            (2.14)            (0.41)               --
   Tax return of capital                                          --                --             (0.04)               --
                                                          ----------        ----------        ----------        ----------
        TOTAL DISTRIBUTIONS                                    (1.81)            (2.14)            (0.45)               --
                                                          ----------        ----------        ----------        ----------
NET ASSET VALUE
   End of period                                          $    12.94        $    17.96        $    13.49        $    11.24
                                                          ==========        ==========        ==========        ==========
Total investment return*                                      (19.11%)           52.46%            23.68%            12.40%
Net assets at end of period (000s omitted)                $   38,235        $   65,955        $   44,230        $    9,411

RATIOS
   Expenses to average daily net assets (including
     interest expense)**                                        1.41%             1.43%             1.26%             1.25%***
   Expenses to average daily net assets (excluding
     interest expense)**                                        1.40%             1.40%             1.25%             1.25%***
   Net investment income (loss) to average daily net           (1.08%)           (0.95%)           (0.80%)            0.23%***
     assets**
   Portfolio turnover rate (excluding short-term
     securities)                                                51.4%             75.6%            132.5%              1.2%

---------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
** The Fund's adviser voluntarily waived $54,841 and $827 in expenses for the year ended March 31, 1997 and the period ended March 31, 1996, respectively. If the Fund had been charged these expenses, the ratio of expenses to average daily net assets would have been 1.40% and 1.40%, respectively, and the ratio of net investment income to average daily net assets would have been (.95%) and .08%, respectively.
***  Annualized.
+    Commencement of operations.

                            IAI EMERGING GROWTH FUND

                                                                               Years ended March 31,
                                                   -----------------------------------------------------------------------------
                                                      1999             1998             1997             1996             1995
                                                   ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE
   Beginning of period                             $   18.11        $   15.85        $   24.08        $   15.83        $   15.20
                                                   ---------        ---------        ---------        ---------        ---------
OPERATIONS
   Net investment income (loss)                        (0.15)+          (0.18)+          (0.20)           (0.09)           (0.07)
   Net realized and unrealized gains (losses)           0.36             5.07            (4.52)            8.77             1.42
                                                   ---------        ---------        ---------        ---------        ---------
        TOTAL FROM OPERATIONS                           0.21             4.89            (4.72)            8.68             1.35
                                                   ---------        ---------        ---------        ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                                  (5.01)           (2.63)           (3.51)           (0.43)           (0.72)
                                                   ---------        ---------        ---------        ---------        ---------
        TOTAL DISTRIBUTIONS                            (5.01)           (2.63)           (3.51)           (0.43)           (0.72)
                                                   ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE
   End of period                                   $   13.31        $   18.11        $   15.85        $   24.08        $   15.83
                                                   =========        =========        =========        =========        =========
Total investment return*                                3.56%           33.37%          (22.97%)          55.20%           10.23%
Net assets at end of period (000s omitted)         $  59,776        $ 161,912        $ 387,105        $ 653,888        $ 342,874

RATIOS
   Expenses to average daily net assets
     (including interest expense)                       1.29%            1.25%            1.20%            1.24%            1.25%
   Expenses to average daily net assets
     (excluding interest expense)                       1.25%            1.24%            1.19%            1.24%            1.25%
   Net investment income (loss) to average
     daily net assets                                  (1.00%)          (0.98%)          (0.75%)          (0.52%)          (0.54%)
   Portfolio turnover rate (excluding short-
     term securities)                                   46.7%            41.0%            49.5%            62.8%            58.1%

----------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
+    Calculated using average shares outstanding during the year.

                                                  IAI GROWTH FUND

                                                                                       Period from     Period from
                                                Years ended March 31,                  Aug. 1, 1994      Aug. 6,
                                 --------------------------------------------------    to March 31,    1993*** to
                                   1999          1998          1997          1996          1995+      July 31, 1994
                                 --------      --------      --------      --------      --------        --------
NET ASSET VALUE
   Beginning of period           $  12.17      $   9.92      $  11.89      $  10.95      $   9.87        $  10.00
                                 --------      --------      --------      --------      --------        --------
OPERATIONS
   Net investment income
     (loss)                         (0.05)           --         (0.03)           --          0.04            0.01
   Net realized and un-
    realized gains (losses)          1.73          3.59          1.02          1.93          1.07           (0.13)
                                 --------      --------      --------      --------      --------        --------
        TOTAL FROM OPERATIONS        1.68          3.59          0.99          1.93          1.11           (0.12)
                                 --------      --------      --------      --------      --------        --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
   Net investment income               --            --            --         (0.03)        (0.03)          (0.01)
   Net realized gains               (1.66)        (1.34)        (2.96)        (0.96)           --              --
                                 --------      --------      --------      --------      --------        --------
        TOTAL DISTRIBUTIONS         (1.66)        (1.34)        (2.96)        (0.99)        (0.03)          (0.01)
                                 --------      --------      --------      --------      --------        --------
NET ASSET VALUE
   End of period                 $  12.19      $  12.17      $   9.92      $  11.89      $  10.95        $   9.87
                                 ========      ========      ========      ========      ========        ========
Total investment return*            14.94%        38.96%         8.42%        18.01%        11.24%          (1.21%)
Net assets at end of period
     (000s omitted)              $ 14,355      $ 14,775      $ 11,747      $ 17,079      $ 26,794        $ 14,408

RATIOS
   Expenses to average
     daily net assets
     (including interest             1.27%         1.25%         1.27%         1.25%         1.25%**         1.25%**
     expense)
   Expenses to average
     daily net assets
     (excluding interest             1.25%         1.25%         1.25%         1.25%         1.25%**         1.25%**
     expense)
   Net investment income
     (loss) to average daily
     net assets                     (0.36%)       (0.02%)       (0.25%)       (0.04%)        0.61%**         0.16%**
   Portfolio turnover rate
     (excluding short-
     term securities)               109.7%         87.3%        134.2%         92.8%         68.7%          105.4%

---------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
**   Annualized.
***  Commencement of operations.
+    Reflects fiscal year end change from July 31 to March 31.

                           IAI GROWTH AND INCOME FUND

                                                                              Years ended March 31,
                                                  -----------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
                                                  ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE
   Beginning of period                            $   19.72        $   14.83        $   15.30        $   14.32        $   13.91
                                                  ---------        ---------        ---------        ---------        ---------
OPERATIONS
   Net investment income                               0.02+            0.04+            0.10             0.10             0.12
   Net realized and unrealized gains                   0.19             5.75             1.88             2.86             1.04
                                                  ---------        ---------        ---------        ---------        ---------
        TOTAL FROM OPERATIONS                          0.21             5.79             1.98             2.96             1.16
                                                  ---------        ---------        ---------        ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                              (0.02)              --            (0.10)           (0.13)           (0.10)
                                                  ---------        ---------        ---------        ---------        ---------
   Excess distribution from net
     investment income                                   --            (0.07)           (0.10)              --               --
   Net realized gains                                 (5.36)           (0.83)           (2.25)           (1.85)           (0.65)
                                                  ---------        ---------        ---------        ---------        ---------
        TOTAL DISTRIBUTIONS                           (5.38)           (0.90)           (2.45)           (1.98)           (0.75)
                                                  ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE
   End of period                                  $   14.55        $   19.72        $   14.83        $   15.30        $   14.32
                                                  =========        =========        =========        =========        =========
Total investment return*                               1.52%           40.06%           13.34%           21.51%            8.92%
Net assets at end of period (000s omitted)        $  52,220        $  96,754        $  90,741        $  84,662        $ 101,256

RATIOS
   Expenses to average daily net assets
     (including interest expense)                      1.26%            1.27%            1.26%            1.25%            1.25%
   Expenses to average daily net assets
     (excluding interest expense)                      1.25%            1.25%            1.25%            1.25%            1.25%
   Net investment income to average
     daily net assets                                  0.13%            0.21%            0.51%            0.62%            0.80%
   Portfolio turnover rate (excluding short-
     term securities)                                  66.1%            23.2%            51.2%            89.1%            79.1%

--------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
+    Calculated using average shares outstanding during the year.

                             IAI MIDCAP GROWTH FUND

                                                                              Years ended March 31,
                                                  -----------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
                                                  ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE
   Beginning of period                            $   15.91        $   16.68        $   17.70        $   15.35        $   13.67
                                                  ---------        ---------        ---------        ---------        ---------
OPERATIONS
   Net investment loss                                (0.12)+          (0.10)           (0.08)           (0.05)           (0.04)
   Net realized and unrealized gains                   2.53             3.34             0.68             3.50             2.35
                                                  ---------        ---------        ---------        ---------        ---------
        TOTAL FROM OPERATIONS                          2.41             3.24             0.60             3.45             2.31
                                                  ---------        ---------        ---------        ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                                 (4.00)           (4.01)           (1.62)           (1.10)           (0.63)
                                                  ---------        ---------        ---------        ---------        ---------
        TOTAL DISTRIBUTIONS                           (4.00)           (4.01)           (1.62)           (1.10)           (0.63)
                                                  ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE
   End of period                                  $   14.32        $   15.91        $   16.68        $   17.70        $   15.35
                                                  =========        =========        =========        =========        =========
Total investment return*                              18.31%           22.21%            3.12%           23.51%           17.63%
Net assets at end of period (000s omitted)        $  39,431        $  82,605        $ 128,259        $ 122,375        $  88,075

RATIOS
   Expenses to average daily net assets
     (including interest expense)                      1.34%            1.26%            1.25%            1.25%            1.25%
   Expenses to average daily net assets
     (excluding interest expense)                      1.25%            1.25%            1.25%            1.25%            1.25%
   Net investment income (loss) to average
     daily net assets                                 (0.82%)          (0.48%)          (0.47%)          (0.36%)          (0.33%)
   Portfolio turnover rate (excluding short-
     term securities)                                 107.2%           106.8%            72.4%            29.8%            51.3%

--------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
+    Calculated using average shares outstanding during the year.

                                IAI REGIONAL FUND

                                                                               Years ended March 31,
                                                   -----------------------------------------------------------------------------
                                                      1999             1998             1997             1996             1995
                                                   ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE
   Beginning of period                             $   26.35        $   22.59        $   24.57        $   21.56        $   20.94
                                                   ---------        ---------        ---------        ---------        ---------
OPERATIONS
   Net investment income (loss)                        (0.05)+          (0.02)            0.03             0.14             0.17
   Net realized and unrealized gains (losses)          (1.82)+           6.79             2.08             5.77             1.84
                                                   ---------        ---------        ---------        ---------        ---------
        TOTAL FROM OPERATIONS                          (1.87)            6.77             2.11             5.91             2.01
                                                   ---------        ---------        ---------        ---------        ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                  --               --            (0.04)           (0.18)           (0.20)
   Excess distribution from net
     investment income                                    --               --            (0.06)           (0.02)              --
   Net realized gains                                  (3.23)           (3.01)           (3.99)           (2.70)           (1.19)
                                                   ---------        ---------        ---------        ---------        ---------
        TOTAL DISTRIBUTIONS                            (3.23)           (3.01)           (4.09)           (2.90)           (1.39)
                                                   ---------        ---------        ---------        ---------        ---------
NET ASSET VALUE
   End of period                                   $   21.25        $   26.35        $   22.59        $   24.57        $   21.56
                                                   =========        =========        =========        =========        =========
Total investment return*                               (7.74%)          31.55%            8.65%           28.62%           10.35%
Net assets at end of period (000s omitted)         $ 275,678        $ 509,556        $ 498,178        $ 575,156        $ 523,364

RATIOS
   Expenses to average daily net assets
     (including interest expense)                       1.25%            1.22%            1.21%            1.25%            1.23%
   Expenses to average daily net assets
     (excluding interest expense)                       1.23%            1.22%            1.21%            1.25%            1.23%
   Net investment income to average
     daily net assets                                  (0.21%)          (0.05%)           0.14%            0.58%            0.74%
   Portfolio turnover rate (excluding short-
     term securities)                                   53.2%            46.0%            61.1%            89.7%           150.0%

--------------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
+    Calculated using average shares outstanding during the year.

                                 IAI VALUE FUND

                                                                             Years ended March 31,
                                                  -------------------------------------------------------------------------
                                                    1999             1998            1997            1996            1995
                                                  --------         --------        --------        --------        --------
NET ASSET VALUE
   Beginning of period                            $  12.71         $  11.66        $  12.42        $  11.17        $  11.63
                                                  --------         --------        --------        --------        --------
OPERATIONS
   Net investment income (loss)                      (0.13)           (0.03)           0.09            0.08            0.03
   Net realized and unrealized gains                  1.11             3.79            0.68            2.19            0.38
                                                  --------         --------        --------        --------        --------
        TOTAL FROM OPERATIONS                         0.98             3.76            0.77            2.27            0.41
                                                  --------         --------        --------        --------        --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                --            (0.04)          (0.12)          (0.01)          (0.03)
   Excess distribution from net
     investment income                                  --            (0.07)             --              --              --
   Net realized gains                                (1.49)           (2.60)          (1.41)          (1.01)          (0.84)
                                                  --------         --------        --------        --------        --------
        TOTAL DISTRIBUTIONS                          (1.49)           (2.71)          (1.53)          (1.02)          (0.87)
                                                  --------         --------        --------        --------        --------
NET ASSET VALUE
   End of period                                  $  12.20         $  12.71        $  11.66        $  12.42        $  11.17
                                                  ========         ========        ========        ========        ========
Total investment return*                              8.47%           34.21%           5.85%          21.07%           3.88%
Net assets at end of period (000s omitted)        $ 13,683         $ 26,739        $ 29,439        $ 42,009        $ 40,601

RATIOS
   Expenses to average daily net assets
     (including interest expense)                     1.36%+           1.28%           1.25%           1.25%           1.25%
   Expenses to average daily net assets
     (excluding interest expense)                     1.33%+           1.25%           1.25%           1.25%           1.25%
   Net investment income to average
     daily net assets                                (0.73%)          (0.24%)          0.61%           0.65%           0.31%
   Portfolio turnover rate (excluding short-
     term securities)                                  8.2%            27.0%           61.3%           73.4%          102.1%

----------------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
+ This ratio includes a 12 basis point extraordinary expense related to an independent valuation of a restricted security.

                                                                      APPENDIX A

SPECIAL RISKS ASSOCIATED WITH VALUE FUND

Value Fund from time to time has invested directly in early-stage developing companies. Securities of these companies generally are illiquid, with no established public trading market. One such early-stage company is Pathnet, Inc. In May 1998, Pathnet filed a registration statement with the Securities and Exchange Commission relating to a proposed initial public offering of its common stock. Based on information that became available as a result of this filing, the Board of Directors approved a substantial increase in the valuation of Pathnet's securities. (Because market quotations are not available for these securities, they are valued using a "fair value" methodology approved by the Board of Directors.) In August 1998, Pathnet announced that it would postpone the initial public offering due to general weakness in the capital markets and in December 1998 the offering was canceled. The Fund's Board of Directors, working with IAI, has continuously monitored this investment and adjusted its price as required. Pathnet's securities currently are being valued at a level significantly higher than when they were acquired by Value Fund. As a result, approximately _____% of the total assets of Value Fund was invested in shares of Pathnet as of __________, 1999. These shares remain illiquid.

The Fund's investment is Pathnet is subject to the significant risks of investing in early-stage developing companies described earlier in the prospectus in the Fund Summaries section and under "More Information on Investment Strategies and Risks -- Risks -- Risks of Venture Capital Investments." This investment is also subject to the risks associated with all illiquid investments. Shares of Pathnet may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on the Fund's performance.

In addition, because Pathnet represents such a significant portion of the Fund's assets, the Fund is subject to the particular risks associated with Pathnet. The following additional risk information concerning Pathnet is based solely on information contained in Pathnet's Annual Report on Form 10-K for the fiscal year ended December 31, 1998, and has not been independently verified by the Fund.

Pathnet provides high-quality, low-cost, digital telecommunications capacity to under-served and second- and third- tier U.S. markets. Pathnet's strategy is to partner with owners of telecommunications assets to upgrade and aggregate existing infrastructure to a state-of-the-art SONET network. Pathnet is subject to, among others, the following significant risk factors:

         * Pathnet has a limited history of operations and its operations have resulted in net losses to date. There can be no assurance that the company will become profitable or generate sufficient positive cash flow to meet its debt service obligations, capital expenditure requirements or working capital requirements.

         * Pathnet is highly leveraged and will likely incur substantial additional indebtedness. The company may not be able to generate sufficient cash flows to meet its debt service obligations.

         * Deployment of the company's network and expansion of its operations and services will require significant capital expenditures. As a result, the company will need to obtain additional financing and there can be no assurance that it will be able to do so.

         * There is a risk that the company will not be able to complete its network in a timely and cost-effective manner, or attract additional purchasers of its products.

         * There are risks related to a recent expansion in the company's strategy to include the construction and deployment of digital networks using fiber optic, in addition to wireless, technology. The company has limited experience with fiber networks.

         * There is no assurance that the company will be able to maintain existing contractual relationships with various entities or add new relationships to enable it to deploy its network.

         * The company will need to obtain easements, rights-of-way, franchises and licenses from various parties in order to construct and maintain its fiber optic network, and there can be no assurance that the company will be able to do so.

         * There can be no assurance that the company will be able to manage its future anticipated growth.

         * The company is dependent upon key personnel.

         * The telecommunications industry is highly competitive. In particular, price competition has generally been intense and is expected to increase.

         * The company currently relies on two suppliers of telecommunications equipment. A reduction or interruption in supply or a price increase from either supplier could have a disruptive effect on the company.

         * Pathnet relies on another company which has agreed to supply personnel to assist Pathnet in designing and marketing its network. The same company has entered into a commitment agreement to provide financing to Pathnet. Failure to provide personnel or to consummate the financing could adversely affect Pathnet.

         * There are various technical limitations on the company's network which could have an adverse effect on future development costs and results of operations.

         * Rapid technological changes in the telecommunications industry could have an adverse effect on the company.

         * The company's digital network will be subject to substantial regulation by federal, state and local governmental agencies.

SPECIAL RISKS ASSOCIATED WITH VALUE FUND AND EMERGING GROWTH FUND

Both Emerging Growth Fund and Value Fund invested in Tut Systems, Inc. At the time of investment, Tut was a privately-held, early-stage developing company. Tut conducted an initial public offering of its securities in January 1999. Following this offering, there was a substantial increase in the market price of Tut's securities, and therefore a substantial increase in each Fund's net asset value, and in the percentage of each Fund's assets represented by Tut common stock. As of _________, 1999, Tut represented _____% of Emerging Growth Fund's net assets and ____% of Value Fund's net assets. As of July 29, 1999, agreements prohibiting the Funds from selling their shares of Tut common stock expired. Fund managers may retain or dispose of all or some of the Funds' shares of Tut, as they determine to be in the best interests of shareholders.

The Funds' investments in Tut are subject to the significant risks of investing in small and early-stage developing companies described earlier in the prospectus in the Fund Summaries section and under "More Information on Investment Strategies and Risks -- Risks -- Risks of Venture Capital Investments." In addition, because Tut represents such a significant portion of each Fund's net assets, the Funds are subject to the particular risks associated with Tut. The following additional risk information concerning Tut is based solely on information contained in the prospectus dated January 29, 1999 for the initial public offering of Tut's common stock, and has not been independently verified by the Fund.

Tut designs, develops, and markets advanced communications products which enable high-speed data access over the copper infrastructure of telephone companies, as well as the copper telephone wires in homes, businesses and other buildings. Tut's objective is to be the leading provider of advanced communications products for high-speed data access that exploit the large existing infrastructure of copper telephone wires which lead into and reside within homes, businesses and other buildings.

Tut is subject to, among others, the following significant risk factors:

         * its history of net losses, a substantial accumulated deficit and uncertainty of its future results;

         * its past (and possible future) fluctuation of revenues and operating results as a result of several factors, some of which are outside Tut's control;

         * the unproven commercial acceptance of certain of Tut's products;

         * the existence of competing technologies and Tut's dependence on its core technology;

         * the uncertainty of demand for high-speed data access services using the Internet;

         * its ability to develop, introduce and market enhancements to its existing products, introduce new products in a timely manner to meet customer requirements, and comply with evolving industry standards;

         * its ability to compete in markets which are intensely competitive, continually evolving and subject to rapid technological change. Tut and its products face such competitive factors as price, product features and enhancements, breadth of product lines, product ease of development, conformance to industry standards, sales and distribution capability and technical support and service;

         * its dependence on strategic relationships;

         * its dependence on independent distributors, two of which accounted for approximately 25% of Tut's revenues in 1997 and the first nine months of 1998;

         * its dependance on contract manufacturers, as Tut does not manufacture any of its products;

         * its dependence on sole source suppliers;

         * its ability to successfully manage its anticipated growth;

         * the risks of doing business in international markets;

         * its dependence on proprietary technology and its ability to protect its intellectual property rights;

         * the risk that Tut or its customers will be adversely affected by regulation of the Federal Communications Commission or other regulatory bodies;

         * its ability to provide customer support;

         * its dependence on key personnel;

         * the risk that Tut or other enterprises with which it interacts will be adversely affected by "year 2000" problems;

         * the fact that until Tut's initial public offering, there was no public trading market for its securities; and

         * the fact that equity markets, particularly for high-technology companies, have experienced significant price and volume fluctuations that are unrelated to the operating performance of individual companies.

Following the January 29, 1999 initial public offering at $18.00 per share, the stock of Tut has traded as high as $86.25, and its market price at the close of business on __________, 1999 was $_______. The market price of Tut common stock is likely to continue to be highly volatile. Factors such as fluctuations in Tut's operating results, announcements of technological innovations, new products or new services by Tut or by its partners, competitors or customers or its competitors' developments with respect to patents or proprietary rights, announcement of litigation by or against Tut, changes in stock market analyst recommendations regarding Tut or its competitors, and general market conditions may have a significant effect on the market price of Tut's common stock.

ADDITIONAL INFORMATION ON PATHNET AND TUT

Tut has filed with the Securities and Exchange Commission a Registration Statement and Prospectus dated January 29, 1999, referred to above. In addition, both Pathnet and Tut are required to file periodic and special reports with the Securities and Exchange Commission. Tut's Registration Statement, including exhibits filed therewith, its Prospectus, and reports filed by Pathnet and Tut may be inspected without charge at the public reference facilities maintained by the Commission at Room 1024, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 and at the regional offices of the Commission located at Seven World Trade Center, 13th Floor, New York, New York 10048 and Citicorp Atrium Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such materials may be obtained from the Public Reference Section of the Commission, Room 1034, Judiciary Plaza, 450 Fifth Street, N.W., Washington, D.C. 20549 and its public reference facilities in New York, New York, and Chicago, Illinois, at prescribed rates. In addition, the Commission maintains a World Wide Web site that contains reports, proxy and information statements that are filed electronically with the Commission. The address of the site is http://www.sec.gov.

                 FOR MORE INFORMATION ABOUT THE IAI STOCK FUNDS

The Funds' statement of additional information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI provides more details about the Funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus). Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. You may obtain free copies of these materials by calling the Funds toll free at 1-800-945-3863.

You may also obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1/800-SEC-0330.

Information about the Funds is also available on the Internet. Text only versions of Fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file numbers: 811-02147; 811-5990; 811-03004; 811-03767; 811-07690

                                IAI MUTUAL FUNDS

                                IAI BALANCED FUND














PROSPECTUS   August 1, 1999





As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of this Fund, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            Page

Fund Summary................................................................. 3
     Objective............................................................... 3
     Principal Investment Strategies......................................... 3
     Principal Risks......................................................... 4
     Fund Performance........................................................ 5
     Fees and Expenses....................................................... 6

Buying and Selling Shares.................................................... 7
     How to Buy Shares....................................................... 7
     How to Sell Shares...................................................... 9
     Exchange Privilege......................................................11
     Authorized Telephone Trading............................................12
     Statements and Confirmations............................................12
     Shareholder Reports.....................................................12

Dividend and Capital Gains Distributions.....................................13

Taxes........................................................................13
     Taxes on Distributions..................................................13
     Taxes on Transactions...................................................13

Fund Management..............................................................14
     Investment Adviser......................................................14
     Portfolio Managers......................................................14

More Information on Investment Strategies and Risks..........................14
     Investment Strategies...................................................14
     Effective Duration......................................................16
     Temporary Defensive Investments.........................................16
     Portfolio Turnover......................................................16
     Risks...................................................................16

Financial Highlights.........................................................20

                                  FUND SUMMARY

This section briefly describes the objective, principal investment strategies and principal risks of IAI Balanced Fund ("the Fund"). It also provides you with information on the Fund's performance and expenses. For further information on the Fund, please read the section entitled "More Information on Investment Strategies and Risks."

OBJECTIVE

The Fund's investment objective is to maximize total return.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in a broadly diversified portfolio of stocks and debt securities. The mix of securities will change based on existing and anticipated market conditions.

The Fund's investments in common stocks are primarily in larger capitalization companies (market capitalizations of at least $1 billion at the time of purchase) that cover a broad range of industries. The Fund's investment adviser focuses on companies that it believes have solid competitive advantages and high financial quality at attractive fundamental valuations.

Although the equity portion of the Fund's portfolio consists primarily of stocks of larger capitalization companies, the Fund's portfolio also includes privately held, early stage, developing companies, which are held both directly and through venture capital limited partnerships and investment funds. These investments subject the Fund to additional risks, which are discussed below under "Principal Risks -- Risks of Venture Capital Investments." The Fund does not intend to invest in these types of securities in the future.

The Fund may invest in all types of debt securities. It will invest primarily in investment grade securities, but may invest up to 10% of its total assets in non-investment grade securities, or "junk bonds." However, the Fund will not invest in junk bonds rated lower than B by Moody's Investors Service, Inc. or Standard & Poor's Rating Services or, if unrated, judged to be of comparable quality by the Fund's adviser.

The Fund's adviser employs a "top-down" approach in selecting debt securities for the Fund. First, the adviser determines its economic outlook and the direction in which it expects interest rates to move. Based on these factors, the adviser adjusts the maturities of securities held by the Fund and determines the Fund's sector allocation. Selections of individual securities that fall within the appropriate parameters are based on the adviser's analysis of the individual security and its relative value compared to other securities in the marketplace. The Fund's adviser anticipates that the average effective duration for the debt portion of the Fund will range from 3.5 to 7.5 years. This range may change, however, due to market conditions and other economic factors. The longer the Fund's effective duration, the more its net asset value can be expected to change in response to interest rate changes. See "Principal Risks -- Interest Rate Risk."

The Fund may invest in both domestic and foreign equity and debt securities. The Fund limits its investment in foreign securities denominated in foreign currencies and not publicly traded in the United States to 25% of total assets.

The Fund may enter into futures contracts and options on those contracts, may invest in options on securities and financial indexes, and may enter into foreign currency transactions such as currency forward contracts. The Fund intends to use these derivative instruments primarily for hedging purposes, although it may use them for non-hedging purposes to a limited extent. To generate additional income, the Fund may invest up to 10% of its net assets in mortgage dollar roll transactions.

The Fund's adviser regularly reviews the allocation of Fund assets among stocks and long-and short-term debt instruments. Because the Fund seeks to maximize total return over the long-term, the adviser will not try to pinpoint the precise moment when major reallocations are warranted. Rather, reallocations among asset classes will be made gradually over time to favor asset classes that, in the adviser's judgment, provide the most favorable total return outlook. Normally, a single reallocation decision will not involve more than 10% of the Fund's total assets.

PRINCIPAL RISKS

The principal risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

         * RISKS OF COMMON STOCKS. Common stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole or they may occur in only a particular company, industry or sector of the market.

         * RISKS OF VENTURE CAPITAL INVESTMENTS. The Fund may invest in early-stage, developing companies, either directly or through venture capital limited partnerships and investment funds. Early-stage companies may lack depth of management and sufficient resources, may be marketing a new product for which there is no established market and may be subject to intense competition from larger companies. Because these investments are generally privately held and subject to restrictions on resale they will lack liquidity and will be difficult to value.

         * INTEREST RATE RISK. Prices of the Fund's debt securities will generally fall when interest rates rise. One measure of interest rate risk is effective duration, explained under ""More Information on Investment Strategies and Risks -- Effective Duration." The longer the Fund's effective duration, the greater its interest rate risk.

         * INCOME RISK. The Fund's income could decline due to falling market interest rates.

         * CREDIT RISK. The Fund is subject to the risk that the issuers of debt securities it holds will not make timely payments of interest or principal on the securities. Securities rated the lowest investment grade have speculative characteristics. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. Non-investment grade securities are subject to additional risk. See "Risks of Non-Investment Grade Securities" below.

         * RISKS OF NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities, or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities.

         * CALL RISK. The Fund is subject to the risk that, during periods of falling interest rates, an issuer of debt securities will "call" -- or repay -- its high-yielding bonds before their maturity date. The Fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income.

         * RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying the Fund's mortgage- and asset-backed securities. These prepayments pass through to the Fund, which must reinvest them at a time when interest rates on new investments are falling, reducing the Fund's income. On the other hand, rising interest rates could cause prepayments of the obligations to slow, which would lengthen the duration of the Fund's mortgage- and asset- backed securities and cause their prices to decline.

         * RISKS OF FOREIGN SECURITIES. Investing in foreign securities typically involves risks not associated with U.S. investing. Risks of foreign investing include the risk that the Fund may experience a decline in net asset value resulting from changes in exchange rates between the U.S. dollar and foreign currencies, the risk of adverse political and economic developments, and the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of Fund assets.

         * RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes the Fund to additional risks and transaction costs. Successful use of these instruments depends on the adviser's ability to correctly forecast the direction of market movements. The Fund's performance could be worse than if the Fund had not used these instruments if the adviser's judgment proves incorrect. In addition, even if the adviser's forecast is correct, there may be an imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged.

         * RISKS OF DOLLAR ROLL TRANSACTIONS. The use of mortgage dollar rolls could increase the volatility of the Fund's share price. It could also diminish the Fund's investment performance if the adviser does not predict mortgage prepayments and interest rates correctly.

You can lose money by investing in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

FUND PERFORMANCE

The bar chart and table below provide you with information on the Fund's volatility and performance. The bar chart shows how the Fund's performance has varied from year to year. This information provides some indication of the risks of investing in the Fund by showing changes in performance from year to year. The table compares the Fund's average annual returns for 1, 5 and 10 years to that of a broad measure of market performance. The Fund's past performance is not necessarily an indication of how it will perform in the future.

                  ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR*

                                  [BAR CHART]

                                1993      4.99%
                                1994     -1.45%
                                1995     18.56%
                                1996     14.75%
                                1997     25.70%
                                1998     17.66%

----------------
* The Fund's return for the period from January 1, 1999 through June 30, 1999 was ___%.

Best Quarter:      Quarter ended June 30, 1997                           14.92%
Worst Quarter:     Quarter ended September 30, 1998                     (11.97%)

                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/98

                                                                 SINCE INCEPTION
                                            1 YEAR    5 YEARS       (4/10/92)

BALANCED FUND                               17.66%     14.67%         12.93%
STANDARD & POOR'S 500 COMPOSITE INDEX *     28.57%     24.06%         20.76%***
LEHMAN GOVERNMENT/CORPORATE BOND INDEX **    9.47%     7.30%           8.41%***

--------------------------
* An unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy.
** An unmanaged index of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment grade corporate obligations.
***  For the period from April 1, 1992 through December 31, 1998.

FEES AND EXPENSES

As an investor, you pay certain fees and expenses if you buy and hold shares of the Fund. Shareholder fees are fees you pay directly when buying or selling shares. Annual fund operating expenses are deducted from Fund assets.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Maximum Sales Charge (Load) Imposed on Purchases                None
         Maximum Deferred Sales Charge (Load)                            None
         Exchange Fee                                                      *
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)(as a % of average net assets)
         Management Fees                                                 1.25%
         Distribution and Service (12b-1) Fees                           None
         Other Expenses                                                  0.02%**
         Total Annual Fund Operating Expenses                            1.27%

------------------------------
*    The Fund's transfer agent charges $5 for telephone exchanges.
** Expense approved by the Board of Directors related to an independent valuation of a restricted security.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year               $   129
                         3 years              $   403
                         5 years              $   697
                         10 years             $ 1,534

                            BUYING AND SELLING SHARES

HOW TO BUY SHARES

You may purchase Fund shares either directly through the Fund or through certain securities dealers. These dealers have the responsibility to promptly transmit orders and may charge a processing fee.

MINIMUM INVESTMENTS

The Fund is a member of the IAI Family of Funds, a family of mutual funds advised by Investment Advisers, Inc. ("IAI"). The minimum initial investment to establish an account with the IAI Family of Funds is $5,000 for a retail account and $2,000 for an IRA account. In each case, your initial investment may be allocated in any way you wish among the Fund and other funds in the IAI Family of Funds, so long as no less than $1,000 is allocated to any one fund. Once you have met the account minimum, subsequent purchases can be made for as little as $100.

DETERMINING YOUR PURCHASE PRICE

Your purchase price will be equal to the Fund's net asset value ("NAV") per share next calculated after you place your order in proper form. To make sure that your order is in proper form, please follow the directions for purchasing shares given below. No sales load or commission is charged when you purchase shares. NAV is determined as of the close of regular trading on the New York Stock Exchange (normally 3 p.m., central time) each day the exchange is open.

The Fund's NAV per share is computed by adding up the value of the Fund's investments, cash and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding. The Fund values investments for which market quotations are readily available at market value. It values short-term investments maturing within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

The Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar will affect the Fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Fund's shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of the Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value by the Fund's Board of Directors or its delegates.

INVESTING BY MAIL

To invest by mail, send a completed, signed application and a check payable to "IAI Funds" to the one of following addresses:

REGULAR MAIL                               OVERNIGHT MAIL
IAI Mutual Funds                           IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Third party checks will not be accepted for initial account investments. After the Fund receives your completed purchase order, your account will be credited with the number of full and fractional shares that can be purchased at the next determined net asset value. A $20 fee will be imposed by the Fund's transfer agent if any check you use for investment in an account does not clear, and you will be responsible for any loss incurred by the Fund.

For assistance in completing the application, please contact IAI Shareholder Services at 1-800-945-3863.

INVESTING BY WIRE

If you have an account with a commercial bank that is a member of the Federal Reserve System, you may purchase shares by requesting your bank to wire funds to:

         Firstar Bank Milwaukee, N.A.
         777 E. Wisconsin Avenue
         Milwaukee, WI 55302
         ABA Number: 075000022
         Credit: Firstar Mutual Fund Services, LLC
         Account # 112-952-137
         For further credit to IAI Mutual Funds
         (Shareholder account #, shareholder name)

If you are purchasing by wire for a new account, you must do the following before you wire funds:

         * call IAI Shareholder Services at 1-800-945-3863 to advise them of your investment;

         *        obtain instructions and an application form; and

         *        complete the application and send it to:

                  IAI Mutual Funds
                  c/o Firstar Mutual Fund Services, LLC
                  P.O. Box 701
                  Milwaukee, WI 53201-0701

Your completed application must be received by the Fund before your wire is sent.

Before initiating any subsequent wires, please call IAI Shareholder Services and advise them of your name, account number and the name of the bank transmitting the federal funds.

Wire orders will be accepted only on days when your bank, the Fund, the Fund's transfer agent and Firstar Bank Milwaukee, N.A. are open for business. A wired purchase will be considered made when the wired amount is received and the purchase is accepted by the Fund. The Fund must receive payment before the close of business for the purchase to be credited to your account on that day. Otherwise, your purchase will be processed the next business day. The Fund may reject your wire order if it does not contain the required information stated above. If the Fund rejects your wire order, your money will be returned promptly, less any costs incurred by the Fund or the Fund's transfer agent in rejecting the order. You must pay any charges assessed by your bank for the wire service. Any delays that may occur in wiring federal funds, including delays in processing by the banks, are not the responsibility of the Fund or the Fund's transfer agent.

MAKING ADDITIONAL INVESTMENTS

You can make additional investments to your existing account by mail, by wire or by exchanging shares of another fund in the IAI Family of Funds for Fund shares. You can also make additional investments to your existing account directly from your bank account by utilizing the Automated Clearing House (ACH) system. If you did not establish this option when you opened your account, call IAI Shareholder Services at 1-800-945-3863.

RETIREMENT PLANS

The Fund offers Individual Retirement Accounts (IRAs) and Roth IRAs. The Fund's transfer agent imposes a $12.50 annual maintenance fee per IRA or Roth IRA with a $25 limit per social security number per year. However, no such fee will be imposed until January 1, 2000. The Fund's transfer agent also charges $15 for transfers to a successor trustee, $15 for distributions (excluding distributions pursuant to a Systematic Cash Withdrawal Plan) to IRA or Roth

IRA participants, and $15 to refund excess contributions. For further information about such accounts, please call IAI Shareholder Services at 1-800-945-3863.

All retirement plans involve a long-term commitment of assets and are subject to various legal requirements and restrictions. You are urged to consult an attorney or tax adviser before establishing such a plan.

AUTOMATIC INVESTMENT PLAN

Following a minimum initial investment, you may arrange to make regular investments of $100 or more each month through automatic deductions from your checking or savings account. To participate in this program, simply complete the Automatic Investment Plan portion of your application and return it to the Fund. You can set up the Automatic Investment Plan if your financial institution is a member of ACH. You will receive quarterly confirmations of all transactions and dividends under the Plan. There is no fee for this service. However, if your ACH transaction does not clear for lack of funds, you will be charged a $20 service fee by the Fund's transfer agent.

If you wish to change or terminate your participation in the Automatic Investment Plan you must provide the Fund with written notice. Your instructions must be received by 10 days prior to the date the change or termination is to take place.

HOW TO SELL SHARES

You may redeem your shares on any day the New York Stock Exchange is open. The exchange is closed on weekends, national holidays and Good Friday. Your redemption price will be the net asset value of your shares next determined after your redemption request is received in proper form by the Fund. To make sure that your request is in proper form, please follow the directions for selling shares given below.

BY MAIL

If you redeem by mail, your redemption price will be equal to the Fund's net asset value per share next determined following receipt by the Fund of your written redemption request in the form shown below (and a properly endorsed stock certificate if one has been issued).

To redeem by mail, send a written request to the Fund at one of the following addresses:

REGULAR MAIL                               OVERNIGHT MAIL
IAI Mutual Funds                           IAI Mutual Funds
c/o Firstar Mutual Fund Services, LLC      c/o Firstar Mutual Fund Services, LLC
P.O. Box 701                               615 E. Michigan Street, Third Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Your request should include the following information:

         *        name of the Fund,

         *        account number,

         *        dollar amount or number of shares to be redeemed,

         *        name on the account, and,

         *        signatures of all registered account owners.

If you hold certificates for your shares, they must be included with your request. They must be endorsed on the back with the signature of the person whose name appears on the certificate and must be signature guaranteed.

Signatures on your written request must be guaranteed if :

         * you would like the proceeds from the sale to be paid to someone other than the shareholder of record, or

         * you have changed your address over the telephone within the last 15 calendar days.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. NOTARIZATION BY A NOTARY PUBLIC IS NOT ACCEPTED.

If Fund shares are held of record in the name of a corporation, partnership, trust or fiduciary, the Fund may require additional evidence of authority prior to accepting a redemption request.

To redeem money from your IRA account, an IRA Distribution Form must be completed and returned to IAI. To receive a copy of the form, please call IAI Shareholder Services at 1-800-945-3863.

BY PHONE

You may redeem shares by phone, subject to the following conditions:

         * You must have completed the Telephone Options section of the account application.

         *        Telephonic redemptions are limited to $50,000.

         * Redemption proceeds must be made payable to the owner(s) of record and delivered to the address of record.

         *        Telephone redemptions are not permitted for IRAs.

For assistance, please contact IAI Shareholder Services at 1-800-945-3863.

PAYMENT OF REDEMPTION PROCEEDS

BY WIRE. When you redeem by telephone, you may have the proceeds wired to your bank account if you provided the required information at the time you opened your account. Wire redemption requests will only be processed on days your bank, the Fund, the Fund's transfer agent and Firstar Bank Milwaukee, N.A. are open for business. If you choose to have your redemption proceeds wired to your bank, please note the following:

         * A minimum amount of $1,000 is required to wire redemption proceeds.

         * Proceeds will be wired on the next business day after your redemption request.

         * Your account will be charged a fee of $12 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a wire.

To add the ability to receive proceeds by wire to your account, or to change existing bank account information, please submit a letter of instruction, including your bank information and a signature guarantee, to:

         IAI Mutual Funds
         c/o Firstar Mutual Fund Services, LLC
         P.O. Box 701
         Milwaukee, WI 53201-0701

BY ACH. When you redeem by telephone, you may have the proceeds sent to your bank account by an Automatic Clearing House transfer if you provided the required information at the time you opened your account. Proceeds sent by ACH transfer should be credited the second day after the redemption. ACH is an automated method of initializing payments from, and receiving payments in, your financial institution account. The ACH system is supported by over 20,000 banks, savings banks and credit unions. For assistance, please contact IAI Shareholder Services at 1-800-945-3863.

BY CHECK. Normally the Fund will mail payment for shares redeemed on the business day following the receipt of your redemption request, although payment may be made as late as seven days after your request. However, the Fund will not send redemption proceeds until checks (including certified checks, cashiers checks or automatic investment credits) received in payment for shares have cleared. This may take up to 15 days from the date of purchase.

INVOLUNTARY REDEMPTIONS

If your account balance falls below $500 as a result of selling or exchanging shares, the Fund has the right to redeem your shares and send you the proceeds. Before redeeming your account, the Fund will mail you a notice of its intention to redeem, which will give you an opportunity to make an additional investment. If you do not increase the value of your account to at least $500 within six months of the date the notice was mailed, the Fund may redeem your account.

SYSTEMATIC CASH WITHDRAWAL PLAN

The Fund has a Systematic Cash Withdrawal Plan under which you may automatically redeem a fixed dollar amount of Fund shares on either a monthly or quarterly basis. Under the Systematic Cash Withdrawal Plan:

         *        Automatic redemptions must be for $100 or more.

         * Shares will be redeemed at the net asset value determined on the 15th day of the applicable month (or the next business day).

         * All income dividends and capital gains distributions must be reinvested in Fund shares.

         * Confirmations of all transactions and distributions will be sent to you quarterly.

Plan application forms are available through the Fund. If you would like assistance in completing the application, contact IAI Shareholder Services at 1-800-945-3863.

EXCHANGE PRIVILEGE

You may exchange your Fund shares for shares of another fund in the IAI Family of Funds if you satisfy that fund's purchase requirements. The Fund's transfer agent charges $5 for telephone exchanges.

The Fund generally limits exchanges to four per calendar year. This limit may be modified for certain retirement plan accounts and for those participating in the Automatic Exchange Plan described below. The Fund may change or cancel its exchange privilege at any time.

When you exchange your Fund shares for shares of another fund in the IAI Family of Funds the exchange is considered a sale of your Fund shares for federal income tax purposes, and you may have a taxable capital gain or loss.

You may exchange shares by notifying the Fund in writing or, if you have authorized the Fund to accept telephone instructions, by telephone. See "How to Sell Shares -- By Telephone."

AUTOMATIC EXCHANGE PLAN

You may arrange to make regular exchanges of $100 or more between any of the funds in the IAI Family of Funds on a monthly basis. Please note the following about automatic exchanges:

         * If you wish to participate in the Plan, you must complete the Automatic Exchange Plan portion of your IAI Mutual Fund application.

         * Exchanges will take place at the net asset value determined on the fifth day of each month (or the next business day).

         * If you participate in the Automatic Exchange Plan you will receive quarterly confirmations of all transactions and dividends.

         *        You may not close an account through the Automatic Exchange
                  Plan.

AUTHORIZED TELEPHONE TRADING

As discussed above, you may exchange and redeem shares by telephone if you have completed the Telephone Options section of the IAI Mutual Fund application. Telephone redemptions are not permitted for IRAs. The Fund's transfer agent charges $5 for telephone exchanges.

Address changes may also be made over the telephone. During the 15 calendar days following an address change by telephone, you may only redeem shares in your account with a signature guaranteed letter of instruction.

The Fund and its agents will not be responsible for any losses that may result from acting on telephone instructions that they reasonably believe to be genuine. The Fund will follow reasonable procedures to confirm that instructions received by telephone are genuine. These procedures include tape recording all redemption and exchange requests.

STATEMENTS AND CONFIRMATIONS

Whenever you buy or sell shares of the Fund, IAI will send you a confirmation statement showing how many shares you bought or sold and at what price. You will also receive a cumulative account statement quarterly and a transaction statement annually. Please review carefully all of the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify the Fund immediately in writing if there is an error. If you do not provide the Fund with notice of an error within 60 days of non-automatic transactions, or within 60 days of the date of your consolidated quarterly statement in the case of automatic transactions, you will be deemed to have ratified the transaction. The Fund's transfer agent reserves the right to impose a charge of $5 on requests for extraordinary or archival research relating to your account.

SHAREHOLDER REPORTS

Shareholder reports will be sent to you semi-annually. These reports contain financial information about the Fund, including a list of investment securities held. To reduce the volume of mail you receive, only one copy of Fund reports may be mailed to your household (same surname and address). Please call IAI Shareholder Services at 1-800-945-3863 if you wish to receive additional shareholder reports.

                    DIVIDEND AND CAPITAL GAINS DISTRIBUTIONS

The Fund pays dividends from net investment income monthly and distributes realized capital gains, if any, annually.

When you open an account, you should specify on your application how you want to receive your distributions. The Fund offers three options:

         * FULL REINVESTMENT -- your dividend and capital gain distributions are automatically reinvested in additional shares of the Fund;

         * CAPITAL GAINS REINVESTMENT -- your capital gain distributions will be automatically reinvested, but your income dividend distributions will be paid in cash; or

         * CASH -- your income dividends and capital gain distributions will be paid in cash.

If you elect to receive distributions in cash, they can be sent to you by check or transferred directly to your account at any bank, savings and loan or credit union that is a member of the Automated Clearing House (ACH) network.

If you do not select an option when you open your account, the Fund will automatically reinvest all distributions in additional Fund shares.

The Fund also has a Directed Dividend service which allows you to invest your dividends and/or capital gain distributions into another IAI Mutual Fund. Contact IAI Shareholder Services at 1-800-945-3863 for details.

Prior to purchasing shares of the Fund, you should consider the impact of dividend or capital gains distributions which are expected to be announced, or which have been announced but not paid. If you purchase shares shortly before the record date for such a distribution, you will pay the full price for the shares and then receive a portion of that price back shortly thereafter as a taxable distribution.

                                      TAXES

Some of the common tax consequences of investing in the Fund are discussed below. More information about taxes is in the Statement of Additional Information. Because everyone's tax situation is unique, be sure to consult with your tax adviser.

TAXES ON DISTRIBUTIONS

The Fund pays its shareholders distributions from its net investment income and any net capital gains that it has realized. For most investors, these distributions will be taxable, whether paid in cash or reinvested (unless your investment is in an IRA or other tax advantaged account).

Distributions paid from the Fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions paid from the Fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares.

TAXES ON TRANSACTIONS

The sale or exchange of Fund shares will be a taxable event for you and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

Information about the tax status of each year's distributions will be mailed annually.

                                 FUND MANAGEMENT

INVESTMENT ADVISER

Investment Advisers, Inc. ("IAI") is the Fund's investment adviser. IAI, which has been in the investment advisory business since 1947, also furnishes investment advice to other concerns including other investment companies, pension and profit sharing plans, portfolios of foundations, religious, educational and charitable institutions, trusts, municipalities and individuals. IAI is located at 601 Second Avenue South, Suite 3600, Minneapolis, Minnesota 55402.

The Fund has entered into a Management Agreement with IAI under which IAI provides the Fund with investment advisory services and is responsible for managing the Fund's business affairs, subject to the authority of the Board of Directors. IAI also is responsible under the Management Agreement for providing or arranging for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting and shareholder services. IAI may directly or indirectly pay qualifying broker-dealers, financial institutions and other entities for providing some of these services to Fund shareholders. The Management Agreement requires IAI to pay all of the Fund's operating expenses, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest and, in certain circumstances, taxes and extraordinary expenses. The Fund pays IAI an annual fee under the Management Agreement. During its most recent fiscal year, the Fund paid IAI a management fee equal to 1.25% of the Fund's average daily net assets.

Pursuant to a Subadvisory Agreement, IAI has delegated its investment management responsibilities with respect to the Fund's investments in securities of foreign issuers to its affiliate, IAI International Ltd. As an affiliate of IAI, IAI International receives no compensation under the Subadvisory Agreement.

PORTFOLIO MANAGERS

The Fund is managed by a team of IAI investment professionals which is responsible for making the day-to-day investment decisions for the Fund. The team leads are Larry Hill and Donald Hoelting. Mr. Hill is IAI's Chief Fixed Income Officer and has served as a fixed income portfolio manager since joining IAI in 1984. Mr. Hoelting joined IAI in April 1996 as Vice President and equity portfolio manager. Before joining IAI, Mr. Hoelting was Chief Investment Officer and Portfolio Manager for Jefferson National Bank and Trust from 1989 to 1996.

Hilary Fane has responsibility for the fund's investments in securities of foreign issuers. Ms. Fane is IAI International's Deputy Chief Investment Officer of International Equities and a member of its Board of Directors. Ms. Fane has served as a portfolio manager since joining IAI International in 1985.

                               MORE INFORMATION ON
                         INVESTMENT STRATEGIES AND RISKS

INVESTMENT STRATEGIES

The principal investment strategies of the Fund, which are summarized above under "Fund Summary," are described in more detail below. These are the strategies that IAI believes are most likely to be important in trying to achieve the Fund's objective. Of course, there is no guarantee that the Fund will achieve its objective. Although not considered principal investment strategies, you should be aware that the Fund may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information.

The Fund invests in a broadly diversified portfolio of stocks and debt instruments. The mix of securities will change based on existing and anticipated market conditions.

The Fund's investments in common stocks are primarily common stocks of larger capitalization companies. However, the Fund may also invest in common stocks of smaller companies and it may invest in early-stage, developing companies, both directly and through investments in venture capital limited partnerships and investment funds.

Debt securities in which the Fund invests may include:

         * CORPORATE DEBT OBLIGATIONS. These are debt securities such as bonds, debentures and notes issued by corporations for the purpose of raising capital by borrowing. These securities generally represent a promise by the corporation to make periodic payments of interest and to repay principal on a specified date.

         *        U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S.
                  Treasury securities, and in other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

         * MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities issued by government and non-government entities. These securities are secured by and payable from pools of mortgage loans. The Fund's investments in mortgage-backed securities may include collateralized mortgage obligations (CMOs). These are derivative mortgage securities secured by pools of mortgage loans or other mortgage-backed securities.

         * ASSET-BACKED SECURITIES. Asset-backed securities are bonds or notes backed by loan paper (such as automobile loans or home equity loans) or accounts receivable originated by banks, credit card companies or other providers of credit.

         * ZERO COUPON SECURITIES. These securities do not pay interest currently. They are issued at deep discounts from their face value and mature at their face value.

         * PAYMENT-IN-KIND BONDS. These securities pay interest through the issuance of additional securities, rather than paying cash.

         * SHORT-TERM DEBT SECURITIES. These investments may include bank certificates of deposit, bankers' acceptances and commercial paper.

Debt securities in which the Fund invests will primarily be rated investment grade at the time of purchase or be unrated and judged by IAI to be of comparable quality. Investment grade securities are rated within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services ("S&P"). However, the Fund may invest up to 10% of its total assets in non-investment grade securities, or "junk bonds." The Fund will not invest in junk bonds rated lower than B by Moody's or S&P or, if unrated, judged to be of comparable quality by IAI. If a security is downgraded to a rating below B or, if unrated, is no longer of a quality comparable to a security rated B, as determined by IAI, the Fund may retain the security if IAI believes it to be in the Fund's best interest. Commercial paper in which the Fund invests must be rated at lease Prime-2 by Moody's or A-2 by S&P or be issued by companies having an outstanding unsecured debt issue currently rated A or better by Moody's or S&P.

The Fund may enter into futures contracts on securities, financial indexes and foreign currencies and options on those contracts, may invest in options on securities and financial indexes, and may enter into foreign currency transactions such as currency forward contracts. The Fund intends to use these derivative instruments primarily to hedge the value of its portfolio against potential adverse movements in securities prices, foreign currency markets or interest rates. However, the Fund may also use derivative instruments for non-hedging purposes such as seeking to increase the Fund's income or otherwise seeking to enhance return, provided that no more than 5% of the Fund's assets will be committed to initial margin deposits and option premiums on futures and options contracts entered into for non-hedging purposes (not including any options that are in-the-money).

To generate additional income, the Fund may invest up to 10% of its net assets in mortgage dollar roll transactions. In this type of transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

EFFECTIVE DURATION

The Fund anticipates that the average effective duration for the debt portion of its portfolio will range from 3.5 to 7.5 years. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage-backed securities, because the calculation requires assumptions about prepayment rates.

TEMPORARY DEFENSIVE INVESTMENTS

In an attempt to respond to adverse market, economic, political or other conditions, the Fund may temporarily invest without limit in cash or cash equivalents (in U.S. dollars or foreign currencies) and short-term securities, including money market securities. Being invested in these securities may prevent the Fund from achieving its investment objective.

PORTFOLIO TURNOVER

Fund managers actively trade portfolio securities, resulting in very high portfolio turnover rates. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the Fund pays when it buys and sells securities, which could decrease Fund performance. The "Financial Highlights" section of this prospectus shows the Fund's historical portfolio turnover rates.

RISKS

The principal risks of investing in the Fund are described above under "Fund Summary." More information about risks is presented below.

* RISKS OF COMMON STOCKS. The Fund is subject to the risks of investing in common stocks. These risks include the following:

         MARKET RISK. The value of a company's stock may be affected by changes in financial markets that are relatively unrelated to the company itself, such as changes in interest rates, changes in general economic conditions, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

         SECTOR RISK. The stocks of companies within a certain industry or sector of the economy can perform differently from the overall stock market. This could be due to such factors as increased production costs or changes in the regulatory or competitive environment.

         COMPANY RISK. The value of a company's stock may fall as a result of factors directly relating to that company, such as changes in corporate profitability due to the success or failure of specific products or management strategies.

* RISKS OF VENTURE CAPITAL INVESTMENTS. The Fund may invest in early-stage, developing companies, either directly or through venture capital limited partnerships and investment funds. Early-stage companies may lack depth of management and sufficient resources, may be marketing a new product for which there is no established market and may be subject to intense competition from larger companies. Both direct early-stage, developing company investments and investments in venture capital limited partnerships or investment funds generally lack liquidity and are difficult to value. These investments may be difficult or impossible for the Fund to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity. Any of these could have a negative effect on the Fund's performance. In addition, the Fund will have almost no control over the management of a venture capital limited partnership or investment fund in which it invests. If for any reason the services of the general partners of a venture capital limited partnership were to become unavailable, the limited partnership could be adversely affected.

* INTEREST RATE RISK. The Fund is subject to interest rate risk as a result of its investments in debt securities. Debt securities will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Securities which do not pay interest on a current basis, such as zero coupon securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

* INCOME RISK. The Fund's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the Fund generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

* CREDIT RISK. The Fund is subject to the risk that the issuers of debt securities it holds will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and the shares of the Fund. Also, a change in the credit quality rating of a bond can affect the bond's liquidity and make it more difficult for the Fund to sell. Securities rated the lowest investment grade have speculative characteristics. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities. Non-investment grade securities are subject to additional risk. See "Risks of Non-Investment Grade Securities" below. When the Fund purchases unrated securities, it will depend on IAI's analysis of credit risk more heavily than usual.

* RISKS OF NON-INVESTMENT GRADE SECURITIES. The Fund may invest in non-investment grade debt securities, which are commonly known as "junk bonds." Although these securities usually offer higher yields than investment grade securities, they also involve more risk. Junk bonds generally have more volatile prices and carry more risk to principal than investment grade securities. Junk bonds may be more susceptible to real or perceived adverse economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. In addition, the secondary trading market may be less liquid than the market for investment grade securities. Adverse publicity and investor perceptions as well as new or proposed laws also may have a greater negative impact on the market for junk bonds.

* CALL RISK. Call risk is the possibility that corporate bonds held by the Fund will be repaid prior to maturity. Call provisions, common in many corporate bonds, allow bond issuers to redeem bonds prior to maturity (at a specified price). When interest rates are falling, bond issuers often exercise these call provisions, paying off bonds that carry high stated interest rates and often issuing new bonds at lower rates. If bonds held by the Fund were called, the Fund would most likely be forced to invest the unanticipated proceeds in lower-yielding securities, resulting in a decline in the Fund's income.

* PREPAYMENT RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-backed securities or prepay the debt obligations underlying asset-backed securities. If the Fund holds these securities it must reinvest the prepayments at a time when interest rates are falling, reducing the income of the Fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

* EXTENSION RISK. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages and other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

* INFLATION RISK. Even if the principal value of your investment in the Fund, or your income from that investment, remains constant or increases, their real value may be less in the future because of inflation. Thus, as inflation occurs, the purchasing power of your Fund shares and distributions may decline, even if their value in dollars increases.

* RISKS OF FOREIGN SECURITIES. Investments in foreign securities involve risks that are different in some respects from investments in securities of U.S. issuers. Because the Fund can invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may affect the value of securities held by the Fund. Foreign currency exchange rates are determined by forces of supply and demand in the foreign exchange markets and other economic and financial conditions affecting the world economy. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of the Fund's holdings of securities denominated in that currency and, therefore, will cause an overall decline in the Fund's net asset value and net investment income and capital gains, if any. Other risks include the risk of adverse political and economic developments and, with respect to certain countries, the possibility of expropriation, nationalization or confiscatory taxation or limitations on the removal of funds or other assets of the Fund. Securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. There also may be less publicly available information about foreign issuers than domestic issuers, and foreign issuers generally are not subject to the uniform accounting, auditing and financial reporting standards, practices and requirements applicable to domestic issuers. Delays may be encountered in settling securities transactions in certain foreign markets, and the Fund will incur costs in converting foreign currencies into U.S. dollars. Custody charges are generally higher for foreign securities.

* RISKS OF DOLLAR ROLL TRANSACTIONS. The Fund may enter into dollar roll transactions. In a dollar roll transaction, the Fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the Fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of the Fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit the Fund will depend upon IAI's ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by the Fund increases the amount of the Fund's assets that are subject to market risk, which could increase the volatility of the Fund's share price.

* RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes the Fund to additional investment risks and transaction costs. Risks inherent in the use of derivative instruments include:

         * the risk that interest rates, securities prices and currency markets will not move in the direction that IAI anticipates;

         * an imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged;

         * the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;

         * leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument; and

         * particularly in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the Fund worse off than if it had not entered into the position.

If the Fund uses derivative instruments and if IAI's judgment proves incorrect, the Fund's performance could be worse than if it had not used these instruments.

* MANAGER RISK. IAI manages the Fund according to the traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Manager risk refers to the possibility that IAI may fail to execute the Fund's investment strategy effectively. As a result, the Fund may fail to achieve its stated objectives.

* YEAR 2000 ISSUES. Like all financial service providers, the Fund's investment adviser, transfer agent, administrator and other third party service providers utilize systems that may be affected by year 2000 transition issues and other date related issues. These service providers of the Fund depend on the smooth functioning of their computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way dates are encoded and calculated. That failure could have a negative impact on handling securities trades, pricing and account services. IAI has been actively working on necessary changes to its computer systems to deal with the year 2000 and expects that its systems will be adapted in time for that event, although there cannot be assurance of success. Furthermore, the Fund's service providers have advised the Fund that they have been actively working on necessary changes to their computer systems to prepare for the year 2000. However, there can be no assurance of success.

IAI is working with third parties to assess the adequacy of their compliance efforts and is developing contingency plans intended to assure that third-party noncompliance will not materially affect IAI's operations.

Companies, organizations, governmental entities and markets in which the Fund invests will be affected by the year 2000 issue, but at this time the Fund cannot predict the degree of impact. To the extent the effect is negative, the Fund's returns could be adversely affected.

                              FINANCIAL HIGHLIGHTS

The table that follows presents performance information about the Fund. This information is intended to help you understand the Fund's financial performance for the past five years. Some of this information reflects financial results for a single Fund share outstanding for the entire period. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by KPMG Peat Marwick LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.


                                                   BALANCED FUND

                                                                                           YEARS ENDED MARCH 31,
                                                                      -------------------------------------------------------------
                                                                        1999          1998         1997         1996         1995
                                                                      -------------------------------------------------------------
NET ASSET VALUE
  Beginning of period                                                 $  12.76      $  11.04     $  11.53     $  10.57     $  10.36

OPERATIONS
  Net investment income                                                   0.28          0.25         0.37         0.29         0.29
  Net realized and unrealized gains                                       0.93          2.84         1.60         0.97         0.62
                                                                      -------------------------------------------------------------
  TOTAL FROM OPERATIONS                                                   1.21          3.09         1.97         1.26         0.91
                                                                      -------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                  (0.20)        (0.28)       (0.49)       (0.30)       (0.32)
  Excess distribution from net investment income                            --         (0.09)          --           --           --
  Net realized gains                                                     (2.99)        (1.00)       (1.97)          --        (0.38)
                                                                      -------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                      (3.19)        (1.37)       (2.46)       (0.30)       (0.70)
                                                                      -------------------------------------------------------------

NET ASSET VALUE
  End of period                                                       $  10.78      $  12.76     $  11.04     $  11.53     $  10.57
                                                                      =============================================================

Total investment return*                                                  9.46%        29.14%       18.55%       12.09%        9.44%

Net assets at end of period (000's omitted)                           $ 25,396      $ 31,261     $ 32,822     $ 38,799     $ 41,419

RATIOS
  Expenses to average daily net assets (including interest expense)       1.27%+        1.28%        1.26%        1.25%        1.25%
  Expenses to average daily net assets (excluding interest expense)       1.27%+        1.25%        1.25%        1.25%        1.25%
  Net investment income to average daily net assets                       2.26%         2.57%        2.92%        2.48%        2.68%
  Portfolio turnover rate (excluding short-term securities)              138.8%        237.0%       190.6%       193.8%       256.9%

-------------------
* Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of all distributions at net asset value.
+ This ratio includes a 2 basis point expense approved by the Board of Directors related to an independent valuation of a restricted security.

                  FOR MORE INFORMATION ABOUT IAI BALANCED FUND

The Fund's statement of additional information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Fund. The SAI provides more details about the Fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus). Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. You may obtain free copies of these materials by calling the Fund toll free at 1-800-945-3863.

You may also obtain copies by visiting the SEC's Public Reference Room in Washington, DC or by sending your request and a duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009. For more information, call 1/800-SEC-0330.

Information about the Fund is also available on the Internet. Text only versions of Fund documents can be viewed online or downloaded from the SEC's Internet site at http://www.sec.gov.


SEC file number: 811 - 5990

                          IAI CAPITAL APPRECIATION FUND
                            IAI EMERGING GROWTH FUND
                                 IAI GROWTH FUND
                           IAI GROWTH AND INCOME FUND
                             IAI MIDCAP GROWTH FUND
                                IAI REGIONAL FUND
                                 IAI VALUE FUND

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1999


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO A PROSPECTUS FOR THE FUNDS LISTED ABOVE (THE "FUNDS") DATED AUGUST 1, 1999, AND SHOULD BE READ IN CONJUNCTION THEREWITH. THE FINANCIAL STATEMENTS INCLUDED AS PART OF THE FUNDS' ANNUAL REPORTS TO SHAREHOLDERS FOR THE FISCAL YEAR ENDED MARCH 31, 1999 ARE INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. COPIES OF THE FUNDS' PROSPECTUS AND/OR ANNUAL REPORTS ARE AVAILABLE, WITHOUT CHARGE, BY WRITING OR CALLING THE FUNDS' TRANSFER AGENT, FIRSTAR MUTUAL FUND SERVICES LLC, P.O. BOX 701, MILWAUKEE, WISCONSIN 53201-0701 (TELEPHONE NUMBER 1-800-945-3863).



                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS.................................. 2
INVESTMENT RESTRICTIONS...................................................... 9
INVESTMENT PERFORMANCE.......................................................11
MANAGEMENT...................................................................14
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT......................19
LEGAL COUNSEL................................................................19
PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE...........................19
CAPITAL STOCK................................................................20
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................21
NET ASSET VALUE AND PUBLIC OFFERING PRICE....................................23
PURCHASES AND REDEMPTIONS OF SHARES..........................................24
TAX STATUS...................................................................24
LIMITATION OF DIRECTOR LIABILITY.............................................25
SHAREHOLDER MEETINGS.........................................................26
FINANCIAL STATEMENTS.........................................................26

                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

         The investment objectives and principal investment strategies of IAI Capital Appreciation Fund, IAI Emerging Growth Fund, IAI Growth Fund, IAI Growth and Income Fund, IAI Midcap Growth Fund, IAI Regional Fund and IAI Value Fund (the "Funds"), are discussed in the Prospectus under "Fund Summary" and "More Information on Investment Strategies." The Funds' investment objectives may not be changed without shareholder approval. Investors should understand that all investments have risks. There can be no guarantee against loss resulting from an investment in the Funds, and there can be no assurance that the Funds' investment strategies will be successful, or that their investment objectives will be attained. Certain of the Funds' principal investment strategies are discussed in more detail below. In addition, the Funds may also use strategies and invest in securities that are not principal investment strategies and are not described in the Prospectus. These strategies and securities are described below.

REPURCHASE AGREEMENTS

         Each Fund may invest in repurchase agreements relating to the securities in which it may invest. A repurchase agreement, which is functionally equivalent to a loan by the Fund, involves the purchase of securities by the Fund with the condition that, after a stated period of time, the original seller will buy back the securities at a predetermined price or yield. A Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by such Fund under a repurchase agreement or other securities as collateral. In the case of a security registered on a book entry system, the book entry will be maintained in a Fund's name or that of its custodian. Repurchase agreements involve certain risks not associated with direct investments in securities. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, a Fund may incur a loss upon disposition of such securities. In the event that bankruptcy proceedings are commenced with respect to the seller of the agreement, a Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, a Fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

         Each Fund may invest in reverse repurchase agreements as a form of borrowing. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Investment Advisers, Inc. ("IAI"), the Fund's investment adviser and manager. As a result, such transactions may increase fluctuations in the market value of a Fund's assets and may be viewed as a form of leverage. Presently, the Funds do not intend to invest more than 5% of its net assets in reverse repurchase agreements.

BORROWING

         The Funds may borrow from banks (or through reverse repurchase agreements) for temporary or emergency purposes. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If a Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The Funds currently have a line of credit with a bank. To the extent funds are drawn against the line of credit, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. Each Fund does not intend its borrowings to exceed 5% of its net assets.

SECURITIES OF FOREIGN ISSUERS

         Each Fund may invest in securities of foreign issuers, although none of the Funds currently intends to invest in foreign securities denominated in foreign currencies and not publicly traded in the United States as a principal investment strategy. Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign issuers comparable to reports and ratings that are published about companies in the United States. Also, foreign issuers are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. Furthermore, volume and liquidity in most foreign securities markets is less than in the United States and at times volatility of price can be greater than in the United States.

         It is contemplated that most foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United States. Commissions on foreign stock exchanges are generally higher than commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

         With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         IAI is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of a Fund as described in the Prospectus and this Statement of Additional Information. It should be noted, however, that this situation could change at any time.

         The dividends and interest payable on certain of a Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. The expense ratio of a Fund should not be materially affected by such Fund's investment in such foreign securities.

ILLIQUID SECURITIES

         Each Fund may also invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. In the case of a Rule 144A Security, such security is deemed to be liquid if:

         (1) IAI reasonably expects to be able to resell the security to a qualified institutional buyer, as defined in paragraph (a)(1) of Rule 144A, who is aware of the Fund's reliance upon Rule 144A in selling the security without registration, as required by paragraph (d)(2) of Rule 144A;

         (2) the Rule 144A Security is not (a) of the same class as securities listed on any national securities exchange or quoted in NASDAQ as determined under paragraph (d)(3)(i) of Rule 144A, or (b) a security of a registered investment company (other than a closed-end investment company); and

         (3) the issuer (a) is a foreign government eligible to register securities under Schedule B of the Securities Act of 1933, (b) is a company that files periodic reports under the Securities Act of 1934 on Forms 8-K, 10-Q, 10-K or 20-F or provides information under Rule 12g3-2(b) thereunder, or (c) has agreed in writing to provide the holder and any prospective purchaser of the Rule 144A Security with reasonably current financial information as required under paragraph (d)(4)(i) of Rule 144A.

         Other securities are deemed to be liquid if IAI determines that the security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Funds have valued the instrument for purposes of calculating a Fund's net asset value. In making this determination, IAI will consider such factors as may be relevant to a Fund's ability to dispose of the security, including but not limited to, the following factors (none of which, standing alone, would necessarily be determinative):

         1.       the frequency of trades and quotes for the security;

         2. the number of dealers willing to purchase or sell the security and the number of potential purchasers;

         3.       dealer undertakings to make a market in the security; and

         4. the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

It is not possible to predict with assurance the maintenance of an institutional trading market for such securities and the liquidity of a Fund's investments could be impaired if trading declines.

LENDING PORTFOLIO SECURITIES

         In order to generate additional income, each Fund may lend portfolio securities to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, a Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which IAI has determined are creditworthy under guidelines established by the Fund's Board of Directors. Each Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, a Fund will receive collateral in the form of cash, United States Government securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents equal to at least 102% of the value of the securities loaned. The value of the collateral and of the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays a Fund an amount equivalent to any dividends or interest paid on the securities and a Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. However, the amounts received by a Fund may be reduced by finders' fees paid to broker-dealers and related expenses. Presently, the Funds do not intend to lend more than 5% of its net assets to broker-dealers, banks, or other financial borrowers of securities.

SWAP AGREEMENTS

         Each Fund may engage in swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. A Fund is not limited to any particular form of swap agreement if IAI determines it is consistent with such Fund's investment objective and policies.

         Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. For example, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price.

         The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, such Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses. A Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similar creditworthy party.

         Each Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of a Fund's accrued obligations under the swap agreement over the accrued amount such Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of such Fund's accrued obligation under the agreement.

INDEXED SECURITIES

         Each Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IAI will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of a Fund's investment policies, depending on the individual characteristics of the securities. Indexed securities may be more volatile than the underlying instruments. Presently, the Funds do not intend to invest more than 5% of its net assets in Indexed Securities.

FOREIGN CURRENCY TRANSACTIONS

         Each Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         Such Funds may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

         In connection with purchases and sales of securities denominated in foreign currencies, a Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." IAI expects to enter into settlement hedges in the normal course of managing a Fund's foreign investments. A Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by IAI.

         Each Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, each Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. Each Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

         Successful use of forward currency contracts will depend on IAI's skill in analyzing and predicting currency values. Forward contracts may substantially change a Fund's investment exposure to changes in currency exchange rates, and could result in losses to a Fund if currencies do not perform as IAI anticipates. For example, if a currency's value rose at a time when IAI had hedged a Fund by selling that currency in exchange for dollars, such Fund would be unable to participate in the currency's appreciation. If IAI hedges currency exposure through proxy hedges, a Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if IAI increases a Fund's exposure to a foreign currency, and that currency's value declines, such Fund will realize a loss. There is no assurance that IAI's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time. The policies described in this section are non-fundamental policies of the Funds.

FUTURES CONTRACTS

         Each Fund may enter into futures contracts. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, such Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to such Fund.

PURCHASING PUT AND CALL OPTIONS

         Each fund may purchase put and call options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS

         Each Fund may write (i.e., sell) put and call options. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, such Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract a Fund would be required to make margin payments to an FCM as described above for futures contracts. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, such Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

         If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS

         A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of such Fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

         There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS

         Each Fund may engage in OTC options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES

         Each fund may engage in options and futures transactions related to foreign currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above. A Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of a Fund's investments exactly over time.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

         Each Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a Fund's assets could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS

         Each Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. Each Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which a Fund can commit assets to initial margin deposits and option premiums.

         The above limitation on a Fund's investments in futures contracts and options, and such Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit. With respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of bona fide hedging in the CFTC rules, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the qualifying entity's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and, provided further, that in the case of an option that is in-the-money amount may be excluded in computing such 5%.

                             INVESTMENT RESTRICTIONS

         The investment objectives and certain investment restrictions of the Funds are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of a Fund, or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of each Fund and may be changed by the Board of Directors without shareholder approval.

         Each Fund may not:

         1. Purchase the securities of any issuer if such purchase would cause the Fund to fail to meet the requirements of a "diversified company" as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

         As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

         2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act) if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         For purposes of applying this restriction, a Fund will not purchase securities, as defined above, such that 25% or more of the value of the Fund's total assets are invested in the securities of companies whose principal business activities are in the same industry.

         3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

         4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Fund's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Fund from engaging in reverse repurchase agreements, making deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts.

         To the extent the Fund engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33-1/3% limitation.

         5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter under applicable laws.

         6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

         7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.

         For purposes of applying this restriction, "commodities" shall be deemed to include commodity contracts.

         8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

         9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         10. Sell securities short, unless it owns or has the right to obtain, at no added cost, securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

         11. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

         12. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

         13. Participate on a joint or a joint and several basis in any securities trading account.

         14. Invest more than 15% of its net assets in illiquid investments.

         15. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Fund may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.

         Any of a Fund's investment policies set forth in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets (other than Restriction 4) shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

PORTFOLIO TURNOVER

         The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of portfolio securities owned by a Fund during the same fiscal year. "Portfolio securities" for purposes of this calculation do not include securities with a maturity date of less than twelve (12) months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. Each Fund's historical portfolio turnover rates are set forth in the Prospectus section "Financial Highlights".

                             INVESTMENT PERFORMANCE

         Advertisements and other sales literature for each Fund may refer to monthly, quarterly, yearly, cumulative and average annual total return. Each such calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectus, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts. Each of monthly, quarterly and yearly total return is computed in the same manner as cumulative total return, as set forth below.

         Cumulative total return is computed by finding the cumulative rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                 CTR      =  (ERV-P) 100
                              -----
                                P

         Where:  CTR      =  Cumulative total return;

                 ERV      =  ending redeemable value at the end of the period of
                             a hypothetical $1,000 payment made at the beginning of such period; and

                 P        =  initial payment of $1,000

         Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                 P(1+T)n  =  ERV

         Where:  P        =  a hypothetical initial payment of $1,000;

                 T        =  average annual total return;

                 n        =  number of years; and

                 ERV      =  ending redeemable value at the end of the period
                             of a hypothetical $1,000 payment made at the beginning of such period.

         The table below shows the yearly total return for the Funds for the periods indicated:

                                                       TOTAL RETURN
              ==================================================================================================
                 Capital      Emerging                                    Midcap
Year Ended    Appreciation     Growth       Growth       Growth &         Growth        Regional
   12/31          Fund*        Fund**       Fund***     Income Fund      Fund****         Fund        Value Fund
   -----         ------        ------       -------     -----------      --------         ----        ----------
   1986            --            --           --          13.10%            --           24.60%          1.90%
   1987            --            --           --          15.50%            --            5.30%         14.10%
   1988            --            --           --           8.50%            --           18.60%         24.30%
   1989            --            --           --          29.80%            --           31.30%         22.60%
   1990            --            --           --          (6.70%)           --           (0.30%)       (11.50%)
   1991            --          23.60%         --          26.70%            --           35.40%         19.80%
   1992            --          22.40%         --           4.00%          15.00%          3.50%         11.90%
   1993            --          14.76%        0.99%         9.98%          22.85%          8.96%         22.08%
   1994            --          0.19%         0.66%        (4.77%)          5.65%          0.68%         (9.08%)
   1995            --          49.55%       23.17%        27.14%          26.09%         32.64%         24.39%
   1996            --          6.95%        15.35%        20.21%          16.58%         15.72%         21.87%
   1997          17.78%       (2.86%)       19.16%        23.92%           8.85%         18.86%         19.60%
   1998            %             %             %             %               %              %              %

-------------------
*    Commenced operations on February 1, 1996
**   Commenced operations on August 5, 1991
***  Commenced operations on August 6, 1993
**** Commenced operations on April 10, 1992

         The average annual total returns of Capital Appreciation Fund for the one year period ended March 31, 1999 and from inception on February 1, 1996 through March 31, 1999 were _____% and _____%, respectively.

         The average annual total returns of Emerging Growth Fund for the one and five year periods ended March 31, 1999 and from inception on August 5, 1991 through March 31, 1999 were _____%, _____% and _____%, respectively.

         The average annual total returns of Growth Fund for the one and five year periods ended March 31, 1999 and from inception on August 6, 1993 through March 31, 1999 were _____%, _____% and _____%, respectively.

         The average annual total returns of Growth and Income Fund for the one, five and ten year periods ended March 31, 1999 were _____%, _____% and _____%, respectively.

         The average annual total returns of Midcap Growth Fund for the one and five year periods ended March 31, 1999 and from inception on April 10, 1992 through March 31, 1999 were _____%, _____% and _____%, respectively.

         The average annual total returns of Regional Fund for the one, five and ten year periods ended March 31, 1998 were 31.55%, 15.94% and 15.86%, respectively.

         The average annual total returns of Value Fund for the one, five and ten year periods ended March 31, 1999 were _____%, _____% and _____%, respectively.

         In advertising and sales literature, each Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indices, averages or products differs from that of a Fund. The comparison of a Fund to an alternative investment should be made with consideration of differences in features and expected performance.

         The indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. Each Fund may also note its mention in newspapers, magazines, or other media from time to time. However, such Fund assumes no responsibility for the accuracy of such data.

         For example, (1) a Fund's performance or P/E ratio may be compared to any one or a combination of the following: (i) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds, including the IAI Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) other financial or business publications, which may include, but are not limited to, Business Week, Money Magazine, Forbes and Barron's, which provide similar information; (iii) the Value Line Index and the Standard & Poor's Value Index; (iv) the Callan Midcap Index, the Russell Midcap Index and the Standard & Poor's Midcap Index; (v) the Russell 2500 Index, the Russell 2000 Growth Index and the Russell 1000 Growth Index; (vi) the Standard & Poor's Growth Index; and (vii) the performance of U.S. government and corporate bonds, notes and bills; (viii) IAI Regional Index, an unmanaged index of the stocks of the 300 largest companies (by market capitalization) located in the Eight State Region (as defined in the Prospectus). (The purpose of these comparisons would be to illustrate historical trends in different market sectors so as to allow potential investors to compare different investment strategies.);
(2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in a Fund; (3) other U.S. or foreign government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of a Fund or the general economic business, investment, or financial environment in which such Fund operates; (4) the effect of tax-deferred compounding on a Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in such Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (5) the sectors or industries in which a Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector.

                                   MANAGEMENT

DIRECTORS AND EXECUTIVE OFFICERS

         Under Minnesota law, the Board of Directors of the Funds is generally responsible for the overall operation and management of the Funds.

         The names, addresses, positions and principal occupations of the directors and executive officers of the Fund are given below.


Name and Address                        Age    Position         Principal Occupation(s) During Past 5 Years
====================================================================================================================

Madeline Betsch                         56     Director         Currently retired; until April 1994, was Executive
19 South 1st Street                                             Vice President, Director of Client Services, of CME-
Minneapolis, Minnesota 55401                                    KHBB Advertising since May 1985, and prior thereto
                                                                was a Vice President with Campbell-Mithun, Inc.
                                                                (advertising agency) since February 1977.

W. William Hodgson                      74     Director         Currently retired; served as information manager for
1698 Dodd Road                                                  the North Central Home Office of the Prudential
Mendota Heights, Minnesota 55118                                Insurance Company of America from 1961 until
                                                                1984.

George R. Long                          69     Director         Chairman of Mayfield Corp. (financial consultants
29 Las Brisas Way                                               and venture capitalists) since 1973.
Naples, Florida 33963

J. Peter Thompson                       67     Director         Grain farmer in southwestern Minnesota since 1974.
Route 1                                                         Prior to that, Mr. Thompson was employed by Paine
Mountain Lake, Minnesota 56159                                  Webber, Jackson & Curtis, Incorporated, (a
                                                                diversified financial services concern), most
                                                                recently as Senior Vice President and General
                                                                Partner.

Charles H. Withers                      72     Director         Currently retired; was Editor of the Rochester Post-
Rochester Post Bulletin                                         Bulletin, Rochester, Minnesota from 1960 through
P.O. Box 6118                                                   March 31, 1980.
Rochester, Minnesota 55903

John A. Alexander                       42     President        Chief Operating officer of IAI since 1998.  Prior to
601 Second Avenue South                                         that time, Mr. Alexander served in various senior
Suite 3600                                                      management capacities with Lloyds Bank plc since
Minneapolis, Minnesota 55402                                    1984.

David Koehler                           61     Vice President   Independent training and marketing consultant from
601 Second Avenue South                                         1993 to current.  Prior to that time, Mr. Koehler was
Suite 3600                                                      a partner at IAI Venture Capital Group.
Minneapolis, Minnesota 55402


Julian "Bing" Carlin                    __     Vice President   Senior Vice President of IAI since 1999.  Prior
601 Second Avenue South                                         thereto, Mr. Carlin was with IAI from __________ until
Suite 3600                                                      1996, when he retired.  Mr. Carlin has managed
Minneapolis, Minnesota 55402                                    private client portfolios at Carlin Capital Management
                                                                since 1996, and continues to do so.

Paul H. Perseke                         33     Treasurer        Vice President of IAI.  Prior to joining IAI in 1996,
601 Second Avenue South                                         Mr. Perseke served as a Vice President and Manager
Suite 3600                                                      of Finance and Planning at Dain Rauscher
Minneapolis, Minnesota 55402                                    Corporation from 1991 to 1996.

Michael J. Radmer                       53     Secretary        Partner since 1976 of Dorsey & Whitney LLP, a
220 South Sixth Street                                          Minnesota based law firm which acts a General
Minneapolis, Minnesota 55402                                    Counsel to the Funds.

         Each of the directors and executive officers of the Funds also serves in the same capacity for each of the other eight mutual funds for which IAI serves as investment adviser (the "IAI Mutual Funds").

         No compensation is paid by a Fund to any of its officers other than Mr. Koehler. Directors who are not affiliated with IAI receive from the IAI Mutual Funds a $15,000 annual retainer, $2,500 for each Board meeting attended, $3,600 for each Audit Committee meeting attended (as applicable) and $1,800 for each Securities Valuation Committee meeting attended (as applicable). Each Fund will pay, on a quarterly basis, its pro rata share of these fees based on its net assets. Such unaffiliated directors also are reimbursed by the Funds for expenses incurred in connection with attending meetings. Set forth below is further information concerning compensation paid to Fund directors.

                                   ===========================================================================================
                                                DIRECTOR COMPENSATION FOR THE FISCAL YEAR ENDED MARCH 31, 1999
                                   ===========================================================================================
                                    Capital      Emerging                   Growth and      Midcap
                                 Appreciation     Growth        Growth        Income        Growth       Regional      Value
   Name of Person, Position          Fund          Fund          Fund          Fund          Fund          Fund         Fund
   ------------------------        --------      --------      --------      --------      --------      -------      --------

Betsch, Madeline - Director        $             $             $             $             $             $            $

Hodgson, W. William - Director     $             $             $             $             $             $            $

Long, George R. - Director         $             $             $             $             $             $            $

Thompson, J. Peter - Director      $             $             $             $             $             $            $

Withers, Charles W. -Director      $             $             $             $             $             $            $

                                                          Aggregate Compensation
                                                                  from the
Name of Person, Position                                     IAI Mutual Funds*
------------------------                                     -----------------
Betsch, Madeline  -  Director                                     $37,200

Hodgson, W. William  - Director                                   $37,200

Long, George R.  -  Director                                      $37,200

Thompson, J. Peter  -  Director                                   $37,200

Withers, Charles H.  -  Director                                  $37,200

-------------------
* From all Funds for the calendar year ended December 31, 1998; excludes expenses incurred in connection with attending meetings.

         Effective February 1998, the directors have agreed that the position of Board Chair shall rotate from director to director on a quarterly basis. The current Chairperson of the Board is J. Peter Thompson.

         The Board of Directors for each of the Funds has approved a Code of Ethics. The Code permits access persons to engage in personal securities transactions subject to certain policies and procedures. Such procedures prohibit acquiring any securities in an initial public offering. In addition, all securities acquired through private placement must be pre-cleared. Procedures have been adopted which implement blackout periods for certain securities transactions, as well as a ban on short-term trading profits. Additional policies prohibit the receipt of gifts in certain instances. Procedures have been implemented to monitor employee trading. Access persons of the Adviser are required to certify annually that they have read and understood the Code of Ethics. An annual report is provided to the Funds' Board of Directors summarizing existing procedures, identifying material violations and recommending any changes needed.

INVESTMENT ADVISER

         Investment Advisers, Inc. ("IAI") serves as the investment adviser and manager of the Funds. IAI's ultimate corporate parent is Lloyds TSB Group plc ("Lloyds TSB"), a publicly-held financial services organization headquartered in London, England. Lloyds TSB is one of the largest personal and corporate financial services groups in the United Kingdom, engaged in a wide range of activities including commercial and retail banking. The principal offices of Lloyds TSB are located at St. George's House, 6 - 8 Eastcheap, London, EC3M 1LL.

         MANAGEMENT AGREEMENTS. Pursuant to Management Agreements dated April 1, 1996 between the Funds and IAI, IAI provides each Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, IAI has the sole authority and responsibility to make and execute investment decisions for a Fund within the framework of such Fund's investment policies, subject to review by the directors of the Funds. In addition, IAI has agreed to provide or arrange for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting, and shareholder services including, without limitation, the following: (1) the maintenance of a Fund's accounts, books and records; (2) the calculations of the daily net asset value in accordance with a Fund's current Prospectus and Statement of Additional Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by a Fund; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; (7) the administration of payments and dividends and distributions declared by a Fund; (8) answering shareholder questions; (9) providing reports and other information; and (10) other services designed to maintain shareholder accounts. IAI may also pay qualifying broker-dealers, financial institutions and other entities that provide such services. In return for such services, each Fund has agreed to pay IAI an annual fee as a percentage of such Fund's average daily net assets as set forth below:

                            CAPITAL APPRECIATION FUND

         Daily Net Assets                   Fee IAI Receives Annually
         ----------------                   -------------------------

         For the first $250 million                    1.40%
         For the next $250 million                     1.35%
         Above $500 million                            1.30%


                     GROWTH FUND AND GROWTH AND INCOME FUND

         Daily Net Assets                   Fee IAI Receives Annually
         ----------------                   -------------------------

         For the first $100 million                    1.25%
         For the next $150 million                     1.15%
         For the next $250 million                     1.05%
         Above $500 million                            1.00%

       EMERGING GROWTH FUND, MIDCAP GROWTH FUND, VALUE FUND, REGIONAL FUND

         Daily Net Assets                   Fee IAI Receives Annually
         ----------------                   -------------------------

         For the first $250 million                    1.25%
         For the next $250 million                     1.20%
         Above $500 million                            1.10%

         Under the Management Agreements, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of a Fund, taxes and extraordinary expenses, IAI has agreed to pay all of a Fund's other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, taxes, charges of the custodian of a Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering a Fund's shares, postage, insurance premiums, and costs of attending investment conferences. Each Management Agreement further provides that IAI will either reimburse a Fund for the fees and expenses it pays to directors who are not "interested persons" of such Fund or reduce its fee by an equivalent amount. IAI is not liable for any loss suffered by a Fund in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations.

         IAI has also voluntarily undertaken to pay all expenses of promoting the sale of Fund shares and may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of Fund shareholders and/or which perform services for shareholder accounts.

         The following table contains relevant information concerning fees each Fund paid under its Management Agreement for the fiscal year ended March 31.

FUND                           Net Assets        Management Fee       Waiver*
----                         -------------        -----------        ---------

Capital Appreciation
  1999                       $                    $                  $
  1998                       $  65,954,745        $   882,553        $   7,120
  1997                       $  44,230,390        $   457,148        $  58,119**

Emerging Growth
  1999                       $                    $                  $
  1998                       $ 161,911,963        $ 4,225,381        $  39,273
  1997                       $ 387,105,076        $ 7,838,052        $  57,662

Growth
  1999                       $                    $                  $
  1998                       $  14,774,513        $   168,988        $   1,573
  1997                       $  11,746,813        $   198,592        $   1,400

Growth and Income
  1999                       $                    $                  $
  1998                       $  96,754,089        $ 1,272,892        $  11,790
  1997                       $  90,740,615        $ 1,095,339        $   7,506

Midcap Growth
  1999                       $                    $                  $
  1998                       $  82,604,831        $ 1,327,988        $  12,508
  1997                       $ 128,258,989        $ 1,731,272        $  12,079

Regional
  1999                       $                    $                  $
  1998                       $ 509,555,953        $ 6,500,728        $  62,115
  1997                       $ 498,178,473        $ 6,841,491        $  48,381

Value
  1999                       $                    $                  $
  1998                       $  26,739,125        $   353,321        $   3,301
  1997                       $  29,438,781        $   463,302        $   3,220

-------------------
* Resulting from IAI's reduction of its Management Fee in the amount representing each Fund's pro rata payment of director's fees and expenses.
** Reflects $3,278 in director's fees and expenses waiver and $54,841 in voluntary waived management fees.

         Each Management Agreement will terminate automatically in the event of its assignment. In addition, each Agreement is terminable at any time without penalty by the Board of Directors of a Fund or by vote of a majority of a Fund's outstanding voting securities on not more than 60 days' written notice to IAI, and by IAI on 60 days' notice to a Fund. Each Agreement shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of a Fund or by vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

FUND ADMINISTRATION AND ACCOUNTING

         Firstar Mutual Fund Service, LLC ("FMFS") provides administration and accounting services to the Funds. Under a Fund Administration Servicing Agreement between IAI and FMFS, FMFS provides to the Funds (i) general management services; (ii) compliance services; (iii) financial reporting services; and (iv) tax reporting services. Under a Fund Accounting Servicing Agreement between IAI and FMFS, FMFS provides (i) portfolio accounting services;
(ii) expense accrual and payment services; (iii) Fund valuation and financial reporting services; (iv) tax accounting services; and (v) compliance control services. Under each agreement, IAI is responsible for paying all fees of FMFS. FMFS began providing administration and accounting services to the Funds in April 1999.

LEGAL PROCEEDINGS

         On July 14, 1998, David S. Lo and Lih-Lih C. Lo filed a lawsuit against Investment Advisers, Inc. and IAI Investment Funds VIII, Inc., in United States District Court for the Southern District of California, alleging various actions relating to a pricing issue in the IAI Value Fund. At this time, IAI does not believe that such litigation will have a material adverse impact on IAI or IAI Value Fund.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The custodian for the Funds is Firstar Bank Milwaukee, N.A., P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

         Firstar Mutual Fund Services, LLC acts as the Funds' transfer agent and dividend disbursing agent. Firstar Trust Company acts as the Funds' IRA Custodian. Firstar is located at P.O. Box 701, Milwaukee, Wisconsin 53201-0701

                                  LEGAL COUNSEL

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, acts as General Counsel to the Funds.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         In effecting portfolio transactions on behalf of a Fund, IAI seeks the most favorable net price consistent with the best execution. Generally, a Fund must deal with brokers. IAI selects and (where applicable) negotiates commissions with the brokers who execute the transactions for such Fund. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of IAI, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, IAI may consider whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934). IAI may direct Fund transactions to brokers who furnish research services to IAI. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for IAI, a Fund enables IAI to supplement its own investment research activities and allows IAI to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for a Fund. To the extent such commissions are directed to brokers who furnish research services to IAI, IAI receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to a Fund from these commissions. Generally the Funds pay higher than the lowest commission rates available.

         IAI believes that most research services obtained by it generally benefit one or more of the investment companies or other accounts which it manages. Normally research services obtained through commissions paid by a managed fund or account investing in common stocks would primarily benefit managed funds and accounts investing in common stocks.

         There is no formula for the allocation by IAI of each Fund's brokerage business to any broker-dealers for brokerage and research services. However, IAI will authorize a Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if IAI determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or IAI's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

         Although investment decisions for a Fund are made independently from other accounts as to which IAI gives investment advice, it may occasionally develop that the same security is suitable for more than one account. If and when a Fund and one or more other accounts simultaneously purchase or sell the same security, the transactions will be averaged as to price and allocated as to amount in accordance with arrangements equitable to the Fund and such accounts. The simultaneous purchase or sale of the same securities by a Fund and other accounts may have detrimental effects on the Fund, as they may affect the price paid or received by the Fund or the size of the position obtainable by the Fund.

         Consistent with the Rules of Conduct of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Board of Directors of the Fund may determine, IAI may consider sales of shares of a Fund, or any other IAI Mutual Fund, as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

         The following table sets forth brokerage commissions paid by each Fund during the last three fiscal years ended March 31. The table also sets forth the percentage of commissions paid by the Funds during their last fiscal year to brokerage firms that provided research services to IAI. The provision of research services was not necessarily a factor in the placement of all such business with such firms.

                                                                        Amount of      Amount of
                                                                       Transactions    Commissions
                                                                       Directed to       Paid to
                                                                         Brokers         Brokers
                                                                        Providing       Providing
          Fund                             Amount of Commissions         Research        Research
          ----                          --------------------------      ----------      ----------
                            1999           1998            1997            1999            1999
                          --------      ---------      -----------      ----------      ----------

Capital Appreciation      $             $ 103,401      $   450,843      $               $
Emerging Growth           $             $ 317,576      $ 1,475,305      $               $
Growth                    $             $  27,921      $    71,142      $               $
Growth and Income         $             $  95,401      $   131,490      $               $
Midcap Growth             $             $ 362,190      $   361,584      $               $
Regional                  $             $ 647,569      $ 1,684,845      $               $
Value                     $             $  36,320      $   195,811      $               $

                                  CAPITAL STOCK

         Each Fund is a separate portfolio of various registered investment companies, each of which is organized as a Minnesota corporation. Capital Appreciation Fund, Emerging Growth Fund and Midcap Growth Fund are separate portfolios of IAI Investment Funds VI, Inc., whose shares of common stock are currently issued in five series (Series A, C, E, F and G). Series A common shares are shares of IAI Emerging Growth Fund, Series C common shares are shares of IAI Midcap Growth Fund and Series G common shares are shares of IAI Capital Appreciation Fund.

         Growth and Income Fund is a separate portfolio of IAI Investment Funds VII, Inc., whose shares of common stock are currently issued in one series (Series A). Regional Fund is a separate portfolio of IAI Investment Funds IV, Inc. whose shares of common stock are currently issued in one series (Series A). Value Fund is a separate portfolio of IAI Investment Funds VIII, Inc. whose shares of common stock are currently issued in one series (Series A). Growth Fund is a separate portfolio of IAI Investment Funds II, Inc. whose shares of common stock are currently issued in one series (Series A). For each corporation, each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of each corporation is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CAPITAL APPRECIATION FUND

         As of June 30, 1999, no person held of record or, to the knowledge of Capital Appreciation Fund beneficially owned more than 5% of the outstanding shares of Capital Appreciation Fund, except as set forth in the following table:

Name and Address of Shareholder         Number of Shares        Percent of Class
-------------------------------         ----------------        ----------------





         In addition, as of July 1, 1999, Capital Appreciation Fund's officers and directors as a group owned less than 1% of Capital Appreciation Fund's outstanding shares.

EMERGING GROWTH FUND

         As of June 30, 1999, no person held of record or, to the knowledge of Emerging Growth Fund beneficially owned more than 5% of the outstanding shares of Emerging Growth Fund, except as set forth in the following table:

Name and Address of Shareholder         Number of Shares        Percent of Class
-------------------------------         ----------------        ----------------





In addition, as of July 1, 1999, Emerging Growth Fund's officers and directors as a group owned less than 1% of Emerging Growth Fund's outstanding shares.

GROWTH FUND

         As of June 30, 1999, no person held of record or, to the knowledge of Growth Fund, beneficially owned more than 5% of the outstanding shares of Growth Fund, except as set forth in the following table:

Name and Address of Shareholder         Number of Shares        Percent of Class
-------------------------------         ----------------        ----------------





         In addition, as of July 1, 1999, Growth Fund's officers and directors as a group owned less than 1% of Growth Fund's outstanding shares.

GROWTH AND INCOME FUND

         As of June 30, 1999, no person held of record or, to the knowledge of Growth and Income Fund, beneficially owned more than 5% of the outstanding shares of Growth and Income Fund, except as set forth in the following table:

Name and Address of Shareholder         Number of Shares        Percent of Class
-------------------------------         ----------------        ----------------





         In addition, as of July 1, 1999, Growth and Income Fund's officers and directors as a group owned approximately ______ shares, representing ____% of Growth and Income Fund's outstanding shares.

MIDCAP GROWTH FUND

         As of June 30, 1999, no person held of record or, to the knowledge of Midcap Growth Fund beneficially owned more than 5% of the outstanding shares of Midcap Growth Fund, except as set forth in the following table:

Name and Address of Shareholder         Number of Shares        Percent of Class
-------------------------------         ----------------        ----------------





         In addition, as of July 1, 1999, Midcap Growth Fund's officers and directors as a group owned less than 1% of Midcap Growth Fund's outstanding shares.

REGIONAL FUND

         As of June 30, 1999, no person held of record or, to the knowledge of Regional Fund, beneficially owned more than 5% of the outstanding shares of Regional Fund, except as set forth in the following table:

Name and Address of Shareholder         Number of Shares        Percent of Class
-------------------------------         ----------------        ----------------

         As of July 1, 1999, Regional Fund's officers and directors as a group owned less than 1% of Regional Fund's outstanding shares.

VALUE FUND

         As of June 30, 1999, no person held of record or, to the knowledge of Value Fund, beneficially owned more than 5% of the outstanding shares of Value Fund, except as set forth in the following table:

Name and Address of Shareholder         Number of Shares        Percent of Class
-------------------------------         ----------------        ----------------





         As of July 1, 1999, Value Fund's officers and directors as a group owned less than 1% of Value Fund's outstanding shares.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The portfolio securities in which each Fund invests fluctuate in value, and hence, for each Fund, the net asset value per share also fluctuates.

         The net asset value per share of a Fund is determined once daily normally as of the close of trading on the New York Stock Exchange, normally 3:00 p.m. Central time, on each business day on which the New York Stock Exchange is open for trading, and may be determined on additional days as required by the Rules of the Securities and Exchange Commission. The New York Stock Exchange is closed, and the net asset value per share of the Fund is not determined, on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         On March 31, 1999, each Fund's net asset value and public offering price per share were calculated as follows:

         Capital Appreciation Fund

         NAV = Net Assets ($                   )       =  $
               -------------------------------------
               Shares Outstanding (                )

         Emerging Growth Fund

         NAV = Net Assets ($                   )       =  $
               -------------------------------------
               Shares Outstanding (                )

         Growth Fund

         NAV = Net Assets ($                   )       =  $
               -------------------------------------
               Shares Outstanding (                )

         Growth and Income Fund

         NAV = Net Assets ($                   )       =  $
               -------------------------------------
               Shares Outstanding (                )

         Midcap Growth Fund

         NAV = Net Assets ($                   )       =  $
               -------------------------------------
               Shares Outstanding (                )

         Regional Fund

         NAV = Net Assets ($                   )       =  $
               -------------------------------------
               Shares Outstanding (                )

         Value Fund

         NAV = Net Assets ($                   )       =  $
               -------------------------------------
               Shares Outstanding (                )


                       PURCHASES AND REDEMPTIONS OF SHARES

         Each Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund's behalf. Each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. In such circumstances, customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

         Each Fund has agreed to reduced initial subscription requirements for employees and directors of the Fund or IAI, their spouses, children and grandchildren. With respect to such persons, the minimum initial investment in one or more of the IAI Family of Funds is $500; provided that the minimum amount that can be allocated to any one of the Funds is $250. Subsequent subscriptions are limited to a minimum of $100 for each of the Funds.

PURCHASES AND REDEMPTIONS IN KIND

         In extraordinary circumstances, Fund shares may be purchased in exchange for securities which are permissible investments of a Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations, or if the market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer. Also in extraordinary circumstances, Fund shares may be redeemed in exchange for readily marketable securities held by a Fund. Securities redeemed in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value.

                                   TAX STATUS

         Each Fund qualified during its last taxable year, and intends to qualify during its current taxable year, as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") If a Fund so qualifies, it will not be subject to federal income tax on income that it distributes to shareholders.

         Under the Code, individual shareholders may not exclude any amount of distributions from a Fund's gross income that is derived from dividends; corporate shareholders, however, are permitted to deduct 70% of qualifying dividend distributions from domestic corporations. Such a deduction by a corporate shareholder will depend upon the portion of a Fund's gross income that is derived from dividends received from domestic corporations. Since it is anticipated that a portion of the net investment income of each Fund may derive from sources other than dividends from domestic corporations, a portion of each Fund's dividends may not qualify for this exclusion. Distributions designated as long-term capital gain distributions generally will be taxable to the shareholder as long-term capital gains regardless of how long the shareholder has held the shares. Such distributions will not be eligible for the dividends received exclusion referred to above.

         Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, each Fund is required to withhold 31% of a shareholder's distributions and redemption proceeds upon the occurrence of certain events specified in Section 3406 of the Code and regulations promulgated thereunder. These events include the failure of a Fund shareholder to supply the Fund with such shareholder's taxpayer identification number, and the failure of a Fund shareholder who is otherwise exempt from withholding to properly document such shareholder's status as an exempt recipient. Additionally, distributions may be subject to state and local income taxes, and the treatment thereunder may differ from the federal income tax consequences discussed above.

         If Fund shares are sold or otherwise disposed of more than one year from the date of acquisition, the difference between the price paid for the shares and the sales price will result in long-term capital gain or loss to a Fund shareholder if, as is usually the case, Fund shares are a capital asset in the hands of a Fund shareholder at that time. However, under a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been, or will be, made are held for six months or less, any loss on the sale or other disposition of such shares will be long-term capital loss to the extent of such distribution.

         Under the Code, each Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount of investment income and capital gains required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid this excise tax, each Fund generally must declare dividends by the end of each calendar year representing 98% of the Fund's ordinary income for such calendar year and 98% of its capital gain net income, if any, for the twelve-month period ending October 31 of the same calendar year. The excise tax is not imposed, however, on undistributed income that is already subject to corporate income tax. It is each Fund's policy not to distribute capital gains until capital loss carryovers, if any, either are utilized or expire.

         Income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax applicable to such income in advance since the precise amount of a Fund's assets to be invested in various countries is not known. Any amount of taxes paid by a Fund to foreign countries will reduce the amount of income available to a Fund for distributions to shareholders.

         The foregoing is a general and abbreviated summary of the Code and Treasury regulations in effect as of the date of this Statement of Additional Information. The foregoing relates solely to the federal income tax law applicable to "U.S. persons," i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons are encouraged to consult a tax adviser regarding the income tax consequences of acquiring shares of a Fund.

                        LIMITATION OF DIRECTOR LIABILITY

         Under Minnesota law, each Fund's Board of Directors owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of IAI Investment Funds II, Inc., IAI Investment Funds IV, Inc., IAI Investment Funds VI, Inc., IAI Investment Funds VII, Inc., and IAI Investment Funds VIII, Inc., limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

         Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" of the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers.) Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or rescissionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                              SHAREHOLDER MEETINGS

         Annual or periodically scheduled regular meetings of shareholders will not be held except as required by law. Minnesota corporation law does not require an annual meeting; instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, for each of IAI Investment Funds II, Inc., IAI Investment Funds IV, Inc., IAI Investment Funds VI, Inc., IAI Investment Funds VII, Inc and IAI Investment Funds VIII, Inc., if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, shareholders holding three percent or more of the voting shares of the corporation may demand a regular meeting of shareholders by written notice of demand given to the Chief Executive Officer or the Chief Financial Officer of the corporations. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of the corporations. An annual meeting will be held on the removal of a director or directors of a corporations if requested in writing by holders of not less than 10% of the outstanding shares of the corporations.

                              FINANCIAL STATEMENTS

         The audited financial statements as of March 31, 1999, as set forth in the Funds' 1999 Annual Reports to shareholders, are incorporated herein by reference. Such Annual Reports may be obtained by shareholders on request from the Funds at no charge. The audited financial statements are provided in reliance on the report of KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, MN 55402, independent auditors of the Fund, and given on the authority of such firm as experts in accounting and auditing.

                                IAI BALANCED FUND
                                   A SERIES OF
                          IAI INVESTMENT FUNDS VI, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED AUGUST 1, 1999


         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION RELATES TO A PROSPECTUS FOR IAI BALANCED FUND (THE "FUND") DATED AUGUST 1, 1999, AND SHOULD BE READ IN CONJUNCTION THEREWITH. THE FINANCIAL STATEMENTS INCLUDED AS PART OF THE FUND'S ANNUAL REPORT TO SHAREHOLDERS FOR THE FISCAL YEAR ENDED MARCH 31, 1999 ARE INCORPORATED BY REFERENCE INTO THIS STATEMENT OF ADDITIONAL INFORMATION. COPIES OF THE FUND'S PROSPECTUS AND/OR ANNUAL REPORT ARE AVAILABLE, WITHOUT CHARGE, BY WRITING OR CALLING THE FUND'S TRANSFER AGENT, FIRSTAR MUTUAL FUND SERVICES, LLC, P.O. BOX 357, MILWAUKEE, WISCONSIN 53201-0701 (TELEPHONE: 1-800-945-3863).


                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS..................................  2
INVESTMENT RESTRICTIONS..................................................... 16
INVESTMENT PERFORMANCE...................................................... 18
MANAGEMENT.................................................................. 20
CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT..................... 23
LEGAL COUNSEL............................................................... 23
PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE.......................... 24
CAPITAL STOCK............................................................... 25
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................... 25
NET ASSET VALUE AND PUBLIC OFFERING PRICE................................... 25
PURCHASES AND REDEMPTIONS OF SHARES......................................... 26
TAX STATUS.................................................................. 26
LIMITATION OF DIRECTOR LIABILITY............................................ 27
SHAREHOLDER MEETINGS........................................................ 28
FINANCIAL STATEMENTS........................................................ 28
APPENDIX A - RATINGS OF DEBT SECURITIES.....................................A-1

                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

         The investment objective and principal investment strategies of IAI Balanced Fund (the "Fund") are discussed in the Prospectus under "Fund Summary" and "More Information on Investment Strategies." The Fund's investment objective may not be changed without shareholder approval. Investors should understand that all investments have risks. There can be no guarantee against loss resulting from an investment in the Fund, and there can be no assurance that the Fund's investment strategies will be successful, or that its investment objective will be attained. Certain of the Fund's principal investment strategies are discussed in more detail below. In addition, the Fund may also use strategies and invest in securities that are not principal investment strategies and are not described in the Prospectus. These strategies and securities are described below.

REPURCHASE AGREEMENTS

         The Fund may invest in repurchase agreements relating to the securities in which it may invest. A repurchase agreement, which is functionally equivalent to a loan by the Fund, involves the purchase of securities by the Fund with the condition that, after a stated period of time, the original seller will buy back the securities at a predetermined price or yield. The Fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Fund under a repurchase agreement or other securities as collateral. In the case of a security registered on a book entry system, the book entry will be maintained in the Fund's name or that of its custodian. Repurchase agreements involve certain risks not associated with direct investments in securities. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of the securities has declined, the Fund may incur a loss upon disposition of such securities. In the event that bankruptcy proceedings are commenced with respect to the seller of the agreement, the Fund's ability to dispose of the collateral to recover its investment may be restricted or delayed. While collateral will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest due thereunder), to the extent proceeds from the sale of collateral were less than the repurchase price, the Fund could suffer a loss.

REVERSE REPURCHASE AGREEMENTS

         The Fund may invest in reverse repurchase agreements as a form of borrowing. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by Investment Advisers, Inc. ("IAI"), the Fund's investment adviser and manager. As a result, such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage. Presently, the Fund does not intend to invest more than 5% of its net assets in reverse repurchase agreements.

BORROWING

         The Fund may borrow from banks (or through reverse repurchase agreements) for temporary or emergency purposes. If the Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage. The Fund currently has a line of credit with a bank. To the extent funds are drawn against the line of credit, securities are held in a segregated account. No compensating balances or commitment fees are required under the line of credit. The Fund does not intend its borrowings to exceed 5% of its net assets.

SECURITIES OF FOREIGN ISSUERS

         The Fund may invest in securities of foreign issuers. Investing in foreign securities may result in greater risk than that incurred by investing in domestic securities. There is generally less publicly available information about foreign issuers comparable to reports and ratings that are published about companies in the United States. Also, foreign issuers are not subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies. Furthermore, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United States. There is generally less government supervision of foreign bond markets, brokers and companies than in the United States.

         It is contemplated that most foreign equity securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign stock markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and at times volatility of price can be greater than in the United States. Commissions on foreign stock exchanges are generally higher than commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign stock exchanges, brokers and listed companies than in the United States.

         With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         IAI is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Fund as described in the Prospectus and this Statement of Additional Information. It should be noted, however, that this situation could change at any time.

         The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. The expense ratio of the Fund should not be materially affected by the Fund's investment in foreign securities.

U.S.  GOVERNMENT SECURITIES

         The Fund may invest in securities of, or guaranteed by, the United States Government, its agencies or instrumentalities. These securities include:

                  1. United States Treasury obligations, such as Treasury Bills (which have original maturities of one year or less), Treasury Notes (which have original maturities of one to ten years) and Treasury Bonds (which have original maturities generally greater than ten years);

                  2. obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury, such as Government National Mortgage Association ("Ginnie Mae") modified pass-through certificates;

                  3. obligations which are secured by the right of the issuer to borrow from the United States Treasury, such as securities issued by the Federal Financing Bank or the United States Postal Service; and

                  4. obligations which are supported by the credit of the government agency or instrumentality itself (but are not backed by the full faith and credit of the United States Government) such as securities of the Federal Home Loan Mortgage Corporation or the Federal National Mortgage Association, including pass-through securities and participation certificates thereof.

         Guarantees as to the timely payment of principal and interest do not extend to the value or yield of such securities nor do they extend to the value of the Fund's shares. In the case of securities in which the Fund invests that are not backed by the "full faith and credit" of the United States government, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States government itself in the event the agency or instrumentality does not meet its commitment.

         The Fund's investments in U.S. government securities may include U.S. Treasury inflation-protection securities. Inflation-protection securities are a type of marketable book-entry security issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. Inflation-protection securities are auctioned and issued on a quarterly basis on the 15th of January, April, July, and October. They have been issued as 10-year notes, with other maturities added thereafter. The index used to measure inflation is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

         The value of the principal is adjusted for inflation, and every six months the security will pay interest, which is an amount equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

         The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

         Inflation-adjusted principal or the original par amount, whichever is larger, will be paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security an additional amount will be paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

         The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

         Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is based to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

         Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value. STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

ILLIQUID SECURITIES

         The Fund may also invest up to 15% of its net assets in securities that are considered illiquid because of the absence of a readily available market or due to legal or contractual restrictions. However, certain restricted securities that are not registered for sale to the general public that can be resold to institutional investors may be considered liquid pursuant to guidelines adopted by the Board of Directors. In the case of a Rule 144A Security, such security is deemed to be liquid if:

                  (1) IAI reasonably expects to be able to resell the security to a qualified institutional buyer, as defined in paragraph (a)(1) of Rule 144A, who is aware of the Fund's reliance upon Rule 144A in selling the security without registration, as required by paragraph
         (d)(2) of Rule 144A;

                  (2) the Rule 144A Security is not (a) of the same class as securities listed on any national securities exchange or quoted in NASDAQ as determined under paragraph (d)(3)(i) of Rule 144A, or (b) a security of a registered investment company (other than a closed-end investment company); and

                  (3) the issuer (a) is a foreign government eligible to register securities under Schedule B of the Securities Act of 1933, (b) is a company that files periodic reports under the Securities Act of 1934 on Forms 8-K, 10-Q, 10-K or 20-F or provides information under Rule 12g3-2(b) thereunder, or (c) has agreed in writing to provide the holder and any prospective purchaser of the Rule 144A Security with reasonably current financial information as required under paragraph
         (d)(4)(i) of Rule 144A.

         Other securities are deemed to be liquid if IAI determines that the security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the instrument for purposes of calculating the Fund's net asset value. In making this determination, IAI will consider such factors as may be relevant to the Fund's ability to dispose of the security, including but not limited to, the following factors (none of which, standing alone, would necessarily be determinative):

                  1. the frequency of trades and quotes for the security;

                  2. the number of dealers willing to purchase or sell the security and the number of potential purchasers;

                  3. dealer undertakings to make a market in the security; and

                  4. the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

         It is not possible to predict with assurance the maintenance of an institutional trading market for such securities and the liquidity of the Fund's investments could be impaired if trading declines.

LENDING PORTFOLIO SECURITIES

         In order to generate additional income, the Fund may lend portfolio securities to broker-dealers, banks or other financial borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which IAI has determined are creditworthy under guidelines established by the Fund's Board of Directors. The Fund may also experience a loss if, upon the failure of a borrower to return loaned securities, the collateral is not sufficient in value or liquidity to cover the value of such loaned securities (including accrued interest thereon). However, the Fund will receive collateral in the form of cash, United States Government securities, certificates of deposit or other high-grade, short-term obligations or interest-bearing cash equivalents equal to at least 102% of the value of the securities loaned. The value of the collateral and of the securities loaned will be marked to market on a daily basis. During the time portfolio securities are on loan, the borrower pays the Fund an amount equivalent to any dividends or interest paid on the securities and the Fund may invest the cash collateral and earn additional income or may receive an agreed upon amount of interest income from the borrower. However, the amounts received by the Fund may be reduced by finders' fees paid to broker-dealers and related expenses. Presently, the Fund does not intend to lend more than 5% of its net assets to broker-dealers, banks or other financial borrowers of securities.

VARIABLE OR FLOATING RATE INSTRUMENTS

         The Fund may purchase instruments with variable or floating interest rates. Such instruments (including notes purchased directly from issuers) bear variable or floating interest rates and carry rights that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. Floating rate securities have interest rates that change whenever there is a change in a designated base rate while variable rate instruments provide for a specified periodic adjustment in the interest rate. These formulas are designed to result in a market value for the instrument that approximates its par value.

WHEN-ISSUED/DELAYED-DELIVERY TRANSACTIONS

         The Fund may buy and sell securities on a delayed-delivery or when-issued basis. These transactions involve a commitment by the Fund to purchase or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security (and more than seven days in the future). Typically, no interest accrues to the purchaser until the security is delivered. The Fund may receive fees for entering into delayed-delivery transactions.

         When purchasing securities on a delayed-delivery basis, the Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Fund is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Fund's other investments. If the Fund remains substantially fully invested at a time when delayed delivery purchases are outstanding, the delayed-delivery purchases may result in a form of leverage. When delayed-delivery purchases are outstanding, the Fund will set aside appropriate liquid assets in a segregated custodial account to cover its purchase obligations. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity, or could suffer a loss.

         The Fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.

         No more than 20% of the Fund's net assets may be invested in when-issued, delayed delivery or forward commitment transactions, and of such 20%, no more than one-half (i.e., 10% of the Fund's net assets) may be invested in dollar rolls (described below).

DOLLAR ROLLS

         In connection with its ability to purchase securities on a when-issued or forward commitment basis, the Fund may enter into "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and lower forward price for the futures purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of dollar rolls. The Fund will hold and maintain in a segregated account until the settlement date appropriate liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon IAI's ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares. No more than 10% of the Fund's net assets may be invested in dollar rolls.

MORTGAGE-BACKED SECURITIES

         The Fund may invest in mortgage-backed securities that are Agency Pass-Through Certificates, Private Pass- Throughs or collateralized mortgage obligations ("CMOs"), as defined and described below.

         Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by GNMA, FNMA or FHLMC. GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

         FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

         FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC's operations or to assist FHLMC in any other manner.

         The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

         The residential mortgage loans evidenced by Agency Pass-Through Certificates and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

         Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

         The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

         The Fund may invest in stripped mortgage-backed securities. Such securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

         CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy.

         CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:

         * In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

         * A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

         * An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

         * As discussed above with respect to pass-through mortgage-backed securities, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

         * A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

         * A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

         It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.

ASSET-BACKED SECURITIES

         The Fund may invest in types of asset-backed securities which represent forms of consumer credit such as automobile and credit card receivables, manufactured (mobile) home loans, home improvement loans and home equity loans. Asset-backed securities are generally privately issued and pass through cash flows to investors. Interest and principal payments depend upon payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement.

         Generally, asset-backed securities include many of the risks associated with mortgage-related securities. In general, however, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Asset-backed securities involve certain risks that are not posed by mortgage-backed securities, resulting mainly from the fact that asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities.

ZERO COUPON BONDS

         The Fund may invest in zero coupon bonds. Zero coupon bonds do not make interest payments; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its dividends, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

         A broker-dealer creates a derivative zero by separating the interest and principal components of a U.S. Treasury security and selling them as two individual securities. CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and TRs (Treasury Receipts) are examples of derivative zeros.

         The Federal Reserve Bank creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the interest and principal components of an outstanding U.S. Treasury bond and selling them as individual securities. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financing Corporation (FICO) can also be separated in this fashion. Original issue zeroes are zero coupon securities originally issued by the U.S. government, a government agency, or a corporation in zero coupon form.

PAYMENT-IN-KIND BONDS

         The Fund may invest in bonds the interest on which may be paid in other securities rather than cash (PIKs). Typically, during a specified term prior to the bond's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in bonds, common stock or other instruments (i.e., "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Internal Revenue Code.

LOWER-RATED DEBT SECURITIES

         The Fund may invest in lower-rated debt securities ("junk bonds" or "high yield securities"). Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, issuers of high yield securities may be more likely to experience financial stress, especially if such issuers are highly leveraged. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be adversely affected by specific issuer developments or the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yield securities because such securities may be unsecured and may be subordinated to other creditors of the issuer.

         High yield securities frequently have call or redemption features which would permit an issuer to repurchase the security from the Fund. If a call were exercised by the issuer during a period of declining interest rates, the Fund likely would have to replace such called security with a lower yielding security, thus decreasing the net investment income to the Fund and dividends to shareholders.

         The Fund may have difficulty disposing of certain high yield securities because there may be a thin trading market for such securities. The secondary trading market for high yield securities is generally not as liquid as the secondary market for higher rated securities. Reduced secondary market liquidity may have an adverse impact on market price and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer.

         Adverse publicity and investor perceptions, which may not be based on fundamental analysis, also may decrease the value and liquidity of high yield securities, particularly in a thinly traded market. Factors adversely affecting the market value of high yield securities are likely to adversely affect the Fund's net asset value. In addition, the Fund may incur additional expenses to the extent it is required to seek recovery upon a default on a portfolio holding or participate in the restructuring of the obligation.

SWAP AGREEMENTS

         The Fund may engage in swap agreements. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund's exposure to long- or short-term interest rates (in the U.S. or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if IAI determines it is consistent with the Fund's investment objective and policies.

         Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund's investments and its share price.

         The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. The Fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

         The Fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement.

INDEXED SECURITIES

         The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

         The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies. IAI will use its judgment in determining whether indexed securities should be treated as short-term instruments, bonds, stocks, or as a separate asset class for purposes of the Fund's investment allocations, depending on the individual characteristics of the securities. Indexed securities may be more volatile than the underlying instruments.

LOANS AND OTHER DIRECT DEBT INSTRUMENTS

         The Fund may purchase loans and other direct debt instruments. Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Fund's policies regarding the quality of debt securities.

         Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. If the Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund's share price and yield could be adversely affected. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

         Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediaries. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund relies on IAI's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

         A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in rendering payment on the loan or loan participation and could suffer a loss of principal or interest.

         The Fund limits the amount of the assets that it invests in any one issuer or in issuers within the same industry. For purposes of these limitations, the Fund generally will treat the borrower as the "issuer" of indebtedness held by the Fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between the Fund and the borrower, if the participation does not shift to the Fund the direct debtor/creditor relationship with the borrower, SEC interpretations require the Fund, in appropriate circumstances, to treat both the lending bank or other lending institution and the borrower as "issuers" for the purpose of determining whether the Fund has invested more than 5% of its total assets in a single issuer. Treating a financial intermediary as an issuer of indebtedness may restrict the Fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.

FOREIGN CURRENCY TRANSACTIONS

         The Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged. Currencies may be exchanged on a spot (i.e., cash) basis, or by entering into forward contracts to purchase or sell foreign currencies at a future date and price. Forward contracts generally are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

         The Fund may use currency forward contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Fund.

         In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into currency forward contracts to fix a definite price for the purchase or sale in advance of the trade's settlement date. This technique is sometimes referred to as a "settlement hedge" or "transaction hedge." IAI expects to enter into settlement hedges in the normal course of managing the Fund's foreign investments. The Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by IAI.

         The Fund may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if the Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations but would not offset changes in security values caused by other factors. The Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling -- for example, by entering into a forward contract to sell European Currency Units in return for U.S. dollars. This type of hedge, sometimes referred to as a "proxy hedge," could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

         Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, the Fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. The Fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.

         Successful use of forward currency contracts will depend on IAI's skill in analyzing and predicting currency values. Forward contracts may substantially change the Fund's investment exposure to changes in currency exchange rates, and could result in losses to the Fund if currencies do not perform as IAI anticipates. For example, if a currency's value rose at a time when IAI had hedged the Fund by selling that currency in exchange for dollars, the Fund would be unable to participate in the currency's appreciation. If IAI hedges currency exposure through proxy hedges, the Fund could realize currency losses from the hedge and the security position at the same time if the two currencies do not move in tandem. Similarly, if IAI increases the Fund's exposure to a foreign currency, and that currency's value declines, the Fund will realize a loss. There is no assurance that IAI's use of forward currency contracts will be advantageous to the Fund or that it will hedge at an appropriate time.

FUTURES CONTRACTS

         The Fund may enter into futures contracts. When the Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When the Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indexes of securities prices, such as the Standard & Poor's 500 Composite Stock Price Index (S&P 500). Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

         The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

FUTURES MARGIN PAYMENTS

         The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the Fund.

PURCHASING PUT AND CALL OPTIONS

         The Fund may purchase put and call options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities prices, and futures contracts. The Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the Fund will lose the entire premium it paid. If the Fund exercises the option, it completes the sale of the underlying instrument at the strike price. The Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

         The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

         The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

WRITING PUT AND CALL OPTIONS

         The Fund may write (i.e., sell) put and call options. When the Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract the Fund would be required to make margin payments to an FCM as described above for futures contracts. The Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position. If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.

         If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

         Writing a call option obligates the Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

COMBINED POSITIONS

         The Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

CORRELATION OF PRICE CHANGES

         Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match the Fund's current or anticipated investments exactly. The Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of the Fund's other investments.

         Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS

         There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require the Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, the Fund's access to other assets held to cover its options or futures positions could also be impaired.

OTC OPTIONS

         The Fund may engage in OTC options transactions. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES

         The Fund may engage in options and futures transactions related to foreign currencies. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.

         The uses and risks of currency options and futures are similar to options and futures relating to securities or indexes, as discussed above. The Fund may purchase and sell currency futures and may purchase and write currency options to increase or decrease its exposure to different foreign currencies. The Fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of the Fund's investments. A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments exactly over time.

ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS

         The Fund will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of the Fund's assets could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS

         The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission (CFTC) and the National Futures Association, which regulate trading in the futures markets. The Fund intends to comply with Section 4.5 of the regulations under the Commodity Exchange Act, which limits the extent to which the Fund can commit assets to initial margin deposits and option premiums.

         The above limitations on the Fund's investments in futures contracts and options, and the Fund's policies regarding futures contracts and options discussed elsewhere in this Statement of Additional Information may be changed as regulatory agencies permit. With respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of bona fide hedging in the CFTC rules, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and, provided further, that in the case of an option that is in-the-money, such amount may be excluded in computing such 5%.

                             INVESTMENT RESTRICTIONS

         The investment objective and certain investment policies and restrictions of the Fund are "fundamental" and may not be changed without shareholder approval. Shareholder approval consists of the approval of the lesser of (i) more than 50% of the outstanding voting securities of the Fund, or
(ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Limitations 1 through 8 below are deemed fundamental limitations. The remaining limitations set forth below serve as operating policies of the Fund and may be changed by the Board of Directors without shareholder approval.

         The Fund may not:

         1. Purchase the securities of any issuer if such purchase would cause the Fund to fail to meet the requirements of a "diversified company" as defined under the Investment Company Act of 1940, as amended (the "1940 Act").

         As currently defined in the 1940 Act, "diversified company" means a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), Government securities, securities of other investment companies and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of the total assets of such management company and not more than 10% of the outstanding voting securities of such issuer.

         2. Purchase the securities of any issuer (other than "Government securities" as defined under the 1940 Act) if, as a result, more than 25% of the value of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

         For purposes of applying this restriction, the Fund will not purchase securities, as defined above, such that 25% or more of the value of the Fund's total assets are invested in the securities of companies whose principal business activities are in the same industry.

         3. Issue any senior securities, except as permitted by the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission.

         4. Borrow money, except from banks for temporary or emergency purposes provided that such borrowings may not exceed 33-1/3% of the value of the Fund's net assets (including the amount borrowed). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation. This limitation shall not prohibit the Fund from engaging in reverse repurchase agreements, making deposits of assets to margin or guarantee positions in futures, options, swaps or forward contracts, or segregating assets in connection with such agreements or contracts.

         To the extent the Fund engages in reverse repurchase agreements, because such transactions are considered borrowing, reverse repurchase agreements are included in the 33-1/3% limitation.

         5. Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter under applicable laws.

         6. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

         7. Purchase or sell commodities other than foreign currencies unless acquired as a result of ownership of securities. This limitation shall not prevent the Fund from purchasing or selling options, futures, swaps and forward contracts or from investing in securities or other instruments backed by commodities.

         For purposes of applying this restriction, "commodities" shall be deemed to include commodity contracts.

         8. Make loans to other persons except to the extent not inconsistent with the 1940 Act or the Rules and Regulations of the Securities and Exchange Commission. This limitation does not apply to purchases of commercial paper, debt securities or repurchase agreements, or to the lending of portfolio securities.

         9. Purchase securities on margin, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities and provided that margin payments in connection with transactions in options, futures, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

         10. Sell securities short, unless it owns or has the right to obtain, at no added cost, securities equivalent in kind and amount to the securities sold short, and provided that transactions in options, swaps and forward futures contracts are not deemed to constitute selling securities short.

         11. Except as part of a merger, consolidation, acquisition, or reorganization, invest more than 5% of the value of its total assets in the securities of any one investment company or more than 10% of the value of its total assets, in the aggregate, in the securities of two or more investment companies, or acquire more than 3% of the total outstanding voting securities of any one investment company.

         12. Mortgage, pledge or hypothecate its assets except to the extent necessary to secure permitted borrowings. This limitation does not apply to reverse repurchase agreements or in the case of assets deposited to margin or guarantee positions in futures, options, swaps or forward contracts or placed in a segregated account in connection with such contracts.

         13. Participate on a joint or a joint and several basis in any securities trading account.

         14. Invest more than 15% of its net assets in illiquid investments.

         15. Invest directly in interests (including partnership interests) in oil, gas or other mineral exploration or development leases or programs, except the Fund may purchase or sell securities issued by corporations engaging in oil, gas or other mineral exploration or development business.

         Any of the Fund's investment policies set forth in the Prospectus, or any restriction set forth above under "Investment Restrictions" which involves a maximum percentage of securities or assets (other than Restriction 4) shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

PORTFOLIO TURNOVER

         The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of portfolio securities owned by the Fund during the same fiscal year. "Portfolio securities" for purposes of this calculation do not include securities with a maturity date of less than twelve (12) months from the date of investment. A 100% portfolio turnover rate would occur, for example, if the lesser of the value of purchases or sales of portfolio securities for a particular year were equal to the average monthly value of the portfolio securities owned during such year. The Fund's historical portfolio turnover rates are set forth in the Prospectus section "Financial Highlights".

                             INVESTMENT PERFORMANCE

         Advertisements and other sales literature for the Fund may refer to monthly, quarterly, yearly, cumulative and average annual total return. Each such calculation assumes all dividends and capital gain distributions are reinvested at net asset value on the appropriate reinvestment dates, and includes all recurring fees, such as investment advisory and management fees, charged as expenses to all shareholder accounts. Each of monthly, quarterly and yearly total return is computed in the same manner as cumulative total return, as set forth below.

         Cumulative total return is computed by finding the cumulative rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                 CTR      =  (ERV-P) 100
                              -----
                                P

         Where:  CTR      =  Cumulative total return;

                 ERV      =  ending redeemable value at the end of the period of
                             a hypothetical $1,000 payment made at the beginning of such period; and

                 P        =  initial payment of $1,000

         Average annual total return is computed by finding the average annual compounded rates of return over the periods indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                 P(1+T)n  =  ERV

         Where:  P        =  a hypothetical initial payment of $1,000;

                 T        =  average annual total return;

                 n        =  number of years; and

                 ERV      =  ending redeemable value at the end of the period of
                             a hypothetical $1,000 payment made at the beginning of such period.

         The Fund may quote yield figures from time to time. The "yield" is computed by dividing the net investment income per share earned during a 30-day period (using the average number of shares entitled to receive dividends) by the net asset value per share on the last day of the period. The yield formula provides for semiannual compounding which assumes that net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period.

         The yield formula is as follows:

                YIELD = 2[(a-b + 1)6 -1]
                           ---
                            cd

         Where: a = dividends and interest earned during the period.

                b = expenses accrued for the period (net of reimbursements).

                c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                d = the net asset value of the Fund at the end of the period.

         For the period from April 10, 1992 (commencement of operations) through December 31, 1992, and for the years ending December 31, 1993, 1994, 1995, 1996, 1997 and 1998, the total return of the Fund was 8.9%, 4.99%, (1.45%), 18.56%,
14.75%, 25.70% and 17.66%, respectively. The average annual total returns of the Fund from inception of the Fund through March 31, 1999 and for the one and five year periods ended March 31, 1999 were 12.31%, 9.46% and 15.50%, respectively. For the thirty-day period ended March 31, 1999, the Fund's yield was (0.28%).

         In advertising and sales literature, the Fund may compare its performance with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or products differs from that of the Fund. The comparison of the Fund to an alternative investment should be made with consideration of differences in features and expected performance.

         The indexes and averages noted below will be obtained from the indicated sources or reporting services, which the Fund believes to be generally accurate. The Fund may also note its mention in newspapers, magazines, or other media from time to time. However, the Fund assumes no responsibility for the accuracy of such data.

         For example, (1) the Fund's performance or P/E ratio may be compared to any one or a combination of the following: (i) the Standard & Poor's 500 Stock Index and Dow Jones Industrial Average so that you may compare the Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the U.S. stock market in general; (ii) other groups of mutual funds, including the IAI Funds, tracked by: (A) Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets; (B) Morningstar, Inc., another widely used independent research firm which rates mutual funds; or (C) other financial or business publications, which may include, but are not limited to, Business Week, Money

Magazine, Forbes and Barron's, which provide similar information; (iii) the Value Line Index and the Standard & Poor's Value Index; (iv) the Callan Midcap Index, the Russell Midcap Index and the Standard & Poor's Midcap Index; (v) the Russell 2500 Index, the Russell 2000 Growth Index and the Russell 1000 Growth Index; (vi) the Standard & Poor's Growth Index; and (vii) the performance of U.S. government and corporate bonds, notes and bills; (The purpose of these comparisons would be to illustrate historical trends in different market sectors so as to allow potential investors to compare different investment strategies.);
(2) the Consumer Price Index (measure for inflation) may be used to assess the real rate of return from an investment in the Fund; (3) other U.S. or foreign government statistics such as GNP, and net import and export figures derived from governmental publications, e.g., The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic business, investment, or financial environment in which the Fund operates; (4) the effect of tax-deferred compounding on the Fund's investment returns, or on returns in general, may be illustrated by graphs, charts, etc. where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (5) the sectors or industries in which the Fund invests may be compared to relevant indices or surveys (e.g., S&P Industry Surveys) in order to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

                                   MANAGEMENT

DIRECTORS AND EXECUTIVE OFFICERS

         Under Minnesota law, the Board of Directors of the Fund is generally responsible for the overall operation and management of the Fund The names, addresses, positions and principal occupations of the directors and executive officers of the Fund are given below.


Name and Address                        Age     Position        Principal Occupation(s) During Past 5 Years
----------------                        ---     --------        -------------------------------------------

Madeline Betsch                         56      Director        Currently retired; until April 1994, was Executive
19 South 1st Street                                             Vice President, Director of Client Services, of CME-
Minneapolis, Minnesota 55401                                    KHBB Advertising since May 1985, and prior thereto
                                                                was a Vice President with Campbell-Mithun, Inc.
                                                                (advertising agency) since February 1977.

W. William Hodgson                      74      Director        Currently retired; served as information manager for
1698 Dodd Road                                                  the North Central Home Office of the Prudential
Mendota Heights, Minnesota 55118                                Insurance Company of America from 1961 until
                                                                1984.

George R. Long                          69      Director        Chairman of Mayfield Corp. (financial consultants
29 Las Brisas Way                                               and venture capitalists) since 1973.
Naples, Florida 33963

J. Peter Thompson                       67      Director        Grain farmer in southwestern Minnesota since 1974.
Route 1                                                         Prior to that, Mr. Thompson was employed by Paine
Mountain Lake, Minnesota 56159                                  Webber, Jackson & Curtis, Incorporated, (a
                                                                diversified financial services concern), most
                                                                recently as Senior Vice President and General Partner.

Charles H. Withers                      72      Director        Currently retired; was Editor of the Rochester Post-
Rochester Post Bulletin                                         Bulletin, Rochester, Minnesota from 1960 through
P.O. Box 6118                                                   March 31, 1980.
Rochester, Minnesota 55903


Name and Address                        Age     Position        Principal Occupation(s) During Past 5 Years
----------------                        ---     --------        -------------------------------------------

John A. Alexander                       42      President       Chief Operating Officer of IAI since 1998.  Prior
601 Second Avenue South                                         to that time, Mr. Alexander served in various
Suite 3600                                                      senior management capacities with Lloyds Bank
Minneapolis, Minnesota 55402                                    plc since 1984.

David Koehler                           61      Vice President  Independent training and marketing consultant
601 Second Avenue South                                         from 1993 to current.  Prior to that time, Mr.
Suite 3600                                                      Koehler was a partner at IAI Venture Capital
Minneapolis, Minnesota 55402                                    Group.

Paul H. Perseke                         33      Treasurer       Vice President of IAI.  Prior to joining IAI in
601 Second Avenue South                                         1996, Mr. Perseke served as a Vice President and
Suite 3600                                                      Manager of Finance and Planning at Dain
Minneapolis, Minnesota 55402                                    Rauscher Corporation from 1991 to 1996.

Michael J. Radmer                       53      Secretary       Partner since 1976 of Dorsey & Whitney LLP, a
220 South Sixth Street                                          Minnesota based law firm which acts as General
Minneapolis, Minnesota 55402                                    Counsel to the Fund.

         Each of the directors and executive officers of the Fund also serves in the same capacity for each of the 14 other mutual funds for which IAI serves as investment adviser (the "IAI Mutual Funds").

         No compensation is paid by the Fund to any of its officers other than David Koehler. Directors who are not affiliated with IAI receive from the IAI Mutual Funds a $15,000 annual retainer, $2,500 for each Board meeting attended, $3,600 for each Audit Committee meeting attended (as applicable) and $1,800 for each Securities Valuation Committee meeting attended (as applicable). The Fund will pay, on a quarterly basis, its pro rata share of these fees based on its net assets. Such unaffiliated directors also are reimbursed by the Fund for expenses incurred in connection with attending meetings. Certain information regarding compensation paid to the directors is set forth below.

                                  Compensation from    Aggregate Compensation
Name of Person, Position            Balanced Fund*   from the IAI Mutual Funds**
------------------------            -------------    -------------------------

Betsch, Madeline  -  Director           $1,377                 $37,200
Hodgson, W. William  - Director         $1,377                 $37,200
Long, George R.  -  Director            $1,296                 $37,200
Thompson, J. Peter  -  Director         $1,377                 $37,200
Withers, Charles H.  -  Director        $1,296                 $37,200

-------------------
*    For the fiscal year ended March 31, 1999.
** For the calendar year ended December 31, 1998; excludes expenses incurred in connection with attending meetings.

           Effective February 1998, the directors have agreed that the position of Board Chair shall rotate from director to director on a quarterly basis. The current Chairperson of the Board is J. Peter Thompson.

         The Board of Directors for the Fund has approved a Code of Ethics. The Code permits access persons to engage in personal securities transactions subject to certain policies and procedures. Such procedures prohibit acquiring any securities in an initial public offering. In addition, all securities acquired through private placement must be pre- cleared. Procedures have been adopted which implement blackout periods for certain securities transactions, as well as a ban on short-term trading profits. Additional policies prohibit the receipt of gifts in certain instances. Procedures have been implemented to monitor employee trading. Access persons of the Adviser are required to certify annually that they have read and understood the Code of Ethics. An annual report is provided to the Fund's Board of Directors summarizing existing procedures, identifying material violations and recommending any changes needed.

INVESTMENT ADVISER

         Investment Advisers, Inc. ("IAI") serves as the investment adviser and manager of the Fund. IAI's ultimate corporate parent is Lloyds TSB Group, plc ("Lloyds TSB"), a publicly-held financial services organization headquartered in London, England. Lloyds TSB is one of the largest personal and corporate financial services groups in the United Kingdom, engaged in a wide range of activities including commercial and retail banking. The principal offices of Lloyds TSB are located at St. George's House, 6 - 8 Eastcheap, London, EC3M 1LL.

         MANAGEMENT AGREEMENT. Pursuant to a Management Agreement dated April 1, 1996 between the Fund and IAI (the "Management Agreement"), IAI provides the Fund with investment advice, statistical and research facilities, and certain equipment and services, including, but not limited to, office space and necessary office facilities, equipment, and the services of required personnel and, in connection therewith, IAI has the sole authority and responsibility to make and execute investment decisions for the Fund within the framework of the Fund's investment policies, subject to review by the directors of the Fund. In addition, IAI has agreed to provide or arrange for the provision of all required administrative, stock transfer, redemption, dividend disbursing, accounting, and shareholder services including, without limitation, the following: (1) the maintenance of the Fund's accounts, books and records; (2) the calculations of the daily net asset value in accordance with the Fund's current Prospectus and Statement of Additional Information; (3) daily and periodic reports; (4) all information necessary to complete tax returns, questionnaires and other reports requested by the Fund; (5) the maintenance of stock registry records; (6) the processing of requested account registration changes, stock certificate issuances and redemption requests; (7) the administration of payments and dividends and distributions declared by the Fund; (8) answering shareholder questions; (9) providing reports and other information; and (10) other services designed to maintain shareholder accounts. IAI may also pay qualifying broker-dealers, financial institutions and other entities that provide such services. In return for such services, the Fund has agreed to pay IAI an annual fee as a percentage of the Fund's average daily net assets as set forth below:

              Average Daily Net Assets   Fee IAI Receives Annually
              ------------------------   -------------------------

              For the first $250 million             1.25%
              For the next $250 million              1.20%
              Above $500 million                     1.10%

         Under the Management Agreement, except for brokerage commissions and other expenditures in connection with the purchase and sale of portfolio securities, interest expense, and, subject to the specific approval of a majority of the disinterested directors of the Fund, taxes and extraordinary expenses, IAI has agreed to pay all of the Fund's other costs and expenses, including, for example, costs incurred in the purchase and sale of assets, taxes, charges of the custodian of the Fund's assets, costs of reports and proxy material sent to Fund shareholders, fees paid for independent accounting and legal services, costs of printing Prospectuses for Fund shareholders and registering Fund shares, postage, insurance premiums, and costs of attending investment conferences. The Management Agreement further provides that IAI will either reimburse the Fund for the fees and expenses it pays to directors who are not "interested persons" of such Fund or reduce its fee by an equivalent amount. IAI is not liable for any loss suffered by the Fund in the absence of willful misfeasance, bad faith or negligence in the performance of its duties and obligations.

         The following table contains relevant information concerning fees the Fund paid under the Management Agreement for the fiscal years ended March 31.


                           Net Assets            Management Fee          Waiver*
                           ----------            --------------          -------

1999                       $ 25,395,975             $ 389,548            $ 8,045
1998                       $ 31,260,556             $ 535,824            $ 4,922
1997                       $ 32,821,552             $ 443,596            $ 3,028

-------------------
* Resulting from IAI's reduction of its management fee in the amount representing the Fund's pro rata payment of director's fees and expenses.

         IAI has also voluntarily undertaken to pay all expenses of promoting the sale of Fund shares and may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of Fund shareholders and/or which perform services for shareholder accounts.

         The Management Agreement will terminate automatically in the event of its assignment. In addition, the Agreement is terminable at any time without penalty by the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities on not more than 60 days' written notice to IAI, and by IAI on 60 days' notice to the Fund. The Agreement shall continue in effect from year to year only so long as such continuance is specifically approved at least annually by either the Board of Directors of the Fund or by vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of directors who are not parties to the Agreement or interested persons of such parties cast in person at a meeting called for the purpose of voting on such approval.

FUND ADMINISTRATION AND ACCOUNTING

         Firstar Mutual Fund Service, LLC ("FMFS") provides administration and accounting services to the Fund. Under a Fund Administration Servicing Agreement between IAI and FMFS, FMFS provides to the Fund (i) general management services;
(ii) compliance services; (iii) financial reporting services; and (iv) tax reporting services. Under a Fund Accounting Servicing Agreement between IAI and FMFS, FMFS provides (i) portfolio accounting services; (ii) expense accrual and payment services; (iii) Fund valuation and financial reporting services; (iv) tax accounting services; and (v) compliance control services. Under each agreement, IAI is responsible for paying all fees of FMFS. FMFS began providing administration and accounting services to the Fund in April 1999.

             CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

         The custodian for the Fund is Firstar Bank Milwaukee, N.A., P.O. Box 701, Milwaukee, Wisconsin 53201- 0701.

         Firstar Mutual Fund Services, LLC, acts as the Fund's transfer agent and dividend disbursing agent. Firstar Trust Company acts as the Fund's IRA custodian. Firstar is located at P.O. Box 701, Milwaukee, Wisconsin 53201- 0701.

                                  LEGAL COUNSEL

         Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, acts as General Counsel to the Fund.

               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

         In effecting portfolio transactions on behalf of the Fund, IAI seeks the most favorable net price consistent with the best execution. Generally, the Fund must deal with brokers. IAI selects and (where applicable) negotiates commissions with the brokers who execute the transactions for the Fund. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of IAI, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, IAI may consider whether such broker provides brokerage and research services (as defined in the Securities Exchange Act of 1934). IAI may direct Fund transactions to brokers who furnish research services to IAI. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for IAI, the Fund enables IAI to supplement its own investment research activities and allows IAI to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund. To the extent such commissions are directed to brokers who furnish research services to IAI, IAI receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions. Generally the Fund pays higher than the lowest commission rates available.

         IAI believes that most research services obtained by it generally benefit one or more of the investment companies or other accounts which it manages. Normally research services obtained through commissions paid by a managed fund or account investing in common stocks would primarily benefit managed funds and accounts investing in common stocks.

         There is no formula for the allocation by IAI of the Fund's brokerage business to any broker-dealers for brokerage and research services. However, IAI will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if IAI determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or IAI's overall responsibilities with respect to the accounts as to which it exercises investment discretion.

         Although investment decisions for the Fund are made independently from other accounts as to which IAI gives investment advice, it may occasionally develop that the same security is suitable for more than one account. If and when the Fund and one or more other accounts simultaneously purchase or sell the same security, the transactions will be averaged as to price and allocated as to amount in accordance with arrangements equitable to the Fund and such accounts. The simultaneous purchase or sale of the same securities by the Fund and other accounts may have detrimental effects on the Fund, as they may affect the price paid or received by the Fund or the size of the position obtainable by the Fund.

         Consistent with the Rules of Conduct of the National Association of Securities Dealers, Inc. and subject to the policies set forth in the preceding paragraphs and such other policies as the Board of Directors of the Fund may determine, IAI may consider sales of shares of the Fund, or any IAI Mutual Fund, as a factor in the selection of broker-dealers to execute the Fund's securities transactions.

         The following table sets forth brokerage commissions paid by the Fund during the indicated periods. The table also sets forth the amount of transactions directed by the Fund during its last fiscal year to brokerage firms that provided research services to IAI, and the commissions paid in connection therewith. The provision of research services was not necessarily a factor in the placement of all business with such firms.

                                               Amount of                    Amount of
                                        Transactions Directed to        Commissions Paid to
       Amount of Commissions           Brokers Providing Research   Brokers Providing Research
------------------------------------   --------------------------   --------------------------
Year Ended   Year Ended   Year Ended           Year Ended                   Year Ended
 March 31,    March 31,    March 31,            March 31,                    March 31,
   1999         1998         1997                 1999                         1999
----------   ----------   ----------   --------------------------   --------------------------

$   28,455   $   14,123   $  113,616           $                            $

                                  CAPITAL STOCK

         The Fund is a separate portfolio of IAI Investment Funds VI, Inc., a registered investment company, organized as a Minnesota corporation whose shares of common stock are currently issued in five series (Series A, C, E, F and G). The investment portfolio represented by Series E common shares is referred to as "IAI Balanced Fund."

         Each share of a series is entitled to participate pro rata in any dividends and other distributions of such series and all shares of a series have equal rights in the event of liquidation of that series. The Board of Directors of IAI Investment Funds VI, Inc. is empowered under the Articles of Incorporation of such company to issue other series of the company's common stock without shareholder approval.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of July 2, 1999, no person was a record holder or, to the knowledge of the Fund, beneficial owner of more than 5% of the outstanding shares of the Fund, except as set forth in the following table:

Name and Address of Shareholder  Number of Shares  Percent of Outstanding Shares
-------------------------------  ----------------  -----------------------------





         In addition, as of July 2, 1999, the Fund's officers and directors as a group owned less than 1% of the outstanding shares of the Fund.

                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

         The portfolio securities in which the Fund invests fluctuate in value, and hence, for the Fund, the net asset value per share also fluctuates.

         The net asset value per share of the Fund is determined once daily as of the close of trading on the New York Stock Exchange on each business day on which the New York Stock Exchange is open for trading, and may be determined on additional days as required by the Rules of the Securities and Exchange Commission. The New York Stock Exchange is closed, and the net asset value per share of the Fund is not determined, on the following national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         On March 31, 1999, the net asset value and public offering price per share of the Fund was calculated as follows:

         NAV  =  Net Assets ($25,395,975)         =  $10.78
                 --------------------------
                 Shares Outstanding (2,354,785)

                       PURCHASES AND REDEMPTIONS OF SHARES

         The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders and such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. In such circumstances, customer orders will be priced at a Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee.

         The Fund has agreed to reduced initial subscription requirements for employees and directors of the Fund or IAI, their spouses, children and grandchildren. With respect to such persons, the minimum initial investment in one or more of the IAI Family of Funds is $500; provided that the minimum amount that can be allocated to any one of the Funds is $250. Subsequent subscriptions are limited to a minimum of $100 for each of the Funds.

PURCHASES AND REDEMPTIONS IN KIND

         In extraordinary circumstances, Fund shares may be purchased in exchange for securities which are permissible investments of the Fund, subject to IAI's discretion and its determination that the securities are acceptable. Securities accepted in exchange will be valued on the basis of market quotations, or if the market quotations are not available, by a method that IAI believes accurately reflects fair value. In addition, securities accepted in exchange are required to be liquid securities that are not restricted as to transfer. Also in extraordinary circumstances, Fund shares may be redeemed in exchange for readily marketable securities held by the Fund. Securities redeemed in exchange will be valued on the basis of market quotations, or if market quotations are not available, by a method that IAI believes accurately reflects fair value.

                                   TAX STATUS

         The Fund qualified during its last taxable year, and intends to qualify during its current taxable year, as a Regulated Investment Company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund so qualifies, it will not be subject to federal income tax on income that it distributes to shareholders.

         Under the Code, individual shareholders may not exclude any amount of distributions from Fund gross income that is derived from dividends; corporate shareholders, however, are permitted to deduct 70% of qualifying dividend distributions from domestic corporations. Such a deduction by a corporate shareholder will depend upon the portion of the Fund's gross income that is derived from dividends received from domestic corporations. Since it is anticipated that a portion of the net investment income of the Fund may derive from sources other than dividends from domestic corporations, a portion of the Fund's dividends may not qualify for this exclusion. Distributions designated as long-term capital gain distributions will be taxable to the shareholder as long-term capital gains regardless of how long the shareholder has held the shares. Such distributions will not be eligible for the dividends received exclusion referred to above.

         Ordinarily, distributions and redemption proceeds earned by Fund shareholders are not subject to withholding of federal income tax. However, the Fund is required to withhold 31% of a shareholder's distributions and redemption proceeds upon the occurrence of certain events specified in Section 3406 of the Code and regulations promulgated thereunder. These events include the failure of a Fund shareholder to supply the Fund with such shareholder's taxpayer identification number, and the failure of a Fund shareholder who is otherwise exempt from withholding to properly document such shareholder's status as an exempt recipient. Additionally, distributions may be subject to state and local income taxes, and the treatment thereunder may differ from the federal income tax consequences discussed above.

         If Fund shares are sold or otherwise disposed of more than one year from the date of acquisition, the difference between the price paid for the shares and the sales price will result in long-term capital gain or loss to the Fund shareholder if, as is usually the case, Fund shares are a capital asset in the hands of the Fund shareholder at that time. However, under a special provision in the Code, if Fund shares with respect to which a long-term capital gain distribution has been, or will be, made are held for six months or less, any loss on the sale or other disposition of such shares will be long-term capital loss to the extent of such distribution.

         Under the Code, the Fund will be subject to a non-deductible excise tax equal to 4% of the excess, if any, of the amount of investment income and capital gains required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. In order to avoid this excise tax, the Fund generally must declare dividends by the end of each calendar year representing 98% of the Fund's ordinary income for such calendar year and 98% of its capital gain net income, if any, for the twelve-month period ending October 31 of the same calendar year. The excise tax is not imposed, however, on undistributed income that is already subject to corporate income tax. It is the Fund's policy not to distribute capital gains until capital loss carryovers, if any, either are utilized or expire.

         If the Fund invests in zero coupon obligations upon their issuance, such obligations will have original issue discount in the hands of the Fund. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. If the Fund acquires an already issued zero coupon bond from another holder, the bond will have original issue discount in the Fund's hands, equal to the difference between the "adjusted issue price" of the bond at the time the Fund acquires it (that is, the original issue price of the bond plus the amount of original issue discount accrued to date) and its stated redemption price at maturity. In each case, the Fund is required to accrue as ordinary interest income a portion of such original issue discount even though it receives no cash currently as interest payment on the obligation. If the Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount.

         Because the Fund is required to distribute substantially all of its net investment income in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income the Fund actually receives. Accordingly, in order to make the required distribution, the Fund may be required to borrow or to liquidate securities.

         Income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. It is impossible to determine the effective rate of foreign tax applicable to such income in advance since the precise amount of the Fund's assets to be invested in various countries is not known. Any amount of taxes paid by the Fund to foreign countries will reduce the amount of income available to the Fund for distributions to shareholders.

         Some of the investment practices that may be employed by the Fund will be subject to special provisions that, among other things, may defer the use of certain losses of the Fund, affect the holding period of the securities held by the Fund and affect the character of the gains or losses realized. These provisions may also require the Fund to mark-to-market some of the positions in its portfolio (i.e., treat them as closed out) or to accrue original issue discount, both of which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities. The Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

         The foregoing is a general and abbreviated summary of the Code and Treasury regulations in effect as of the date of this Statement of Additional Information. The foregoing relates solely to the federal income tax law applicable to "U.S. persons," i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates. Shareholders who are not U.S. persons are encouraged to consult a tax adviser regarding the income tax consequences of acquiring shares of the Fund.

                        LIMITATION OF DIRECTOR LIABILITY

         Under Minnesota law, the Fund's Board of Directors owes certain fiduciary duties to the Fund and to its shareholders. Minnesota law provides that a director "shall discharge the duties of the position of director in good faith, in a manner the director reasonably believes to be in the best interest of the corporation, and with the care an ordinarily prudent person in a like position would exercise under similar circumstances." Fiduciary duties of a director of a Minnesota corporation include, therefore, both a duty of "loyalty" (to act in good faith and act in a manner reasonably believed to be in the best interests of the corporation) and a duty of "care" (to act with the care an ordinarily prudent person in a like position would exercise under similar circumstances). Minnesota law authorizes corporations to eliminate or limit the personal liability of a director to the corporation or its shareholders for monetary damages for breach of the fiduciary duty of "care." Minnesota law does not, however, permit a corporation to eliminate or limit the liability of a director (i) for any breach of the director's duty of "loyalty" to the corporation or its shareholders, (ii) for acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of law, (iii) for authorizing a dividend, stock repurchase or redemption or other distribution in violation of Minnesota law or for violation of certain provisions of Minnesota securities laws, or (iv) for any transaction from which the director derived an improper personal benefit. The Articles of Incorporation of IAI Investment Funds VI, Inc., limit the liability of directors to the fullest extent permitted by Minnesota statutes, except to the extent that such liability cannot be limited as provided in the Investment Company Act of 1940 (which Act prohibits any provisions which purport to limit the liability of directors arising from such directors' willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their role as directors).

         Minnesota law does not eliminate the duty of "care" imposed upon a director. It only authorizes a corporation to eliminate monetary liability for violations of that duty. Minnesota law, further, does not permit elimination or limitation of liability of "officers" of the corporation for breach of their duties as officers (including the liability of directors who serve as officers for breach of their duties as officers.) Minnesota law does not permit elimination or limitation of the availability of equitable relief, such as injunctive or recessionary relief. Further, Minnesota law does not permit elimination or limitation of a director's liability under the Securities Act of 1933 or the Securities Exchange Act of 1934, and it is uncertain whether and to what extent the elimination of monetary liability would extend to violations of duties imposed on directors by the Investment Company Act of 1940 and the rules and regulations adopted under such Act.

                              SHAREHOLDER MEETINGS

         Annual or periodically scheduled regular meetings of shareholders will not be held except as required by law. Minnesota corporation law does not require an annual meeting; instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, shareholders holding three percent or more of the voting shares of IAI Investment Funds VI, Inc. ("Investment Funds") may demand a regular meeting of shareholders by written notice of demand given to the Chief Executive Officer or the Chief Financial Officer of Investment Funds. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of Investment Funds. An annual meeting will be held on the removal of a director or directors of Investment Funds if requested in writing by holders of not less than 10% of the outstanding shares of Investment Funds.

                              FINANCIAL STATEMENTS

         The audited financial statements as of March 31, 1999, as set forth in the Fund's 1999 Annual Report to shareholders, are incorporated herein by reference. Such Annual Report may be obtained by shareholders on request from the Fund at no charge. The audited financial statements are provided in reliance on the report of KPMG Peat Marwick LLP, 4200 Norwest Center, Minneapolis, MN 55402, independent auditors of the Fund, and given on the authority of such firm as experts in accounting and auditing.

                                     PART C
                    IAI Capital Appreciation Fund (Series G)
                       IAI Emerging Growth Fund (Series A)
                        IAI Midcap Growth Fund (Series C)
                          IAI Balanced Fund (Series E)
                                each a series of
                          IAI Investment Funds VI, Inc.

                                OTHER INFORMATION

Item 23.  Exhibits
         THE FUNDS ARE FILING OR INCORPORATING BY REFERENCE THE FOLLOWING
EXHIBITS:

         (a).1 Certificate of Amendment dated 7/23/93 to the Amended and Restated Articles of Incorporation (1)
         (a).2 Certificate of Designation of Capital Appreciation Fund (Series G) dated 10/95(2)
         (b)      Bylaws, as amended 5/24/99 (3)
         (c)      Instruments Defining Rights of Security Holders - not
                  applicable
         (d).1 Management Agreement for Emerging Growth Fund (Series A) dated 4/1/96 *
         (d).2 Management Agreement for Midcap Growth Fund (Series C) dated 4/1/96 *
         (d).3    Management Agreement for Balanced Fund (Series E) dated
                  4/1/96 *
         (d).4    Management Agreement for Capital Appreciation Fund
                  (Series G) dated 4/1/96 *
         (d).5 Subadvisory Agreement for Balanced Fund (Series E) dated 11/18/96 (5)
         (e)      Shareholder Service Agreement  (4)
         (f)      Bonus or Profit Sharing Contracts - not applicable
         (g).1    Custodian Servicing Agreement dated 3/1/99 *
         (g).2    Global Custody Agreement for Balanced Fund dated 4/22/99 *
         (h).1    Fund Accounting Servicing Agreement dated 3/1/99 *
         (h).2    Fund Administration Servicing Agreement *
         (h).3    Fulfillment Servicing Agreement dated 4/26/99 *
         (h).4    Transfer Agent Servicing Agreement dated 4/26/99 *
         (i)      Legal Opinion - not applicable
         (j)      Consent of KPMG Peat Marwick LLP *
         (k)      Omitted Financial Statements - not applicable
         (l)      Initial Capital Agreements - not applicable
         (m)      Rule 12b-1 Plan - not applicable
         (n)      Financial Data Schedule - not applicable
         (o)      Rule 18f-3 Plan - not applicable

-------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 25, 1996.
(2) Incorporated by reference to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A filed with the Commission on November 17, 1995.
(3) Incorporated by reference to Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 28, 1999.
(4) Incorporated by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A filed with the Commission on July 23, 1998.

(5) Incorporated by reference to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A filed with the Commission on May 30, 1997.
*        To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with the Fund THE FOLLOWING IS A LIST OF ALL PERSONS DIRECTLY OR INDIRECTLY
CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

         See the section of the Prospectus entitled "Fund Management" and the section of the Statement of Additional Information entitled "Management" filed as part of this Registration Statement.

Item 25.  Indemnification
         STATE THE GENERAL EFFECT OF ANY CONTRACT, ARRANGEMENTS OR STATUTE UNDER WHICH ANY DIRECTOR, OFFICER, UNDERWRITER OR AFFILIATED PERSON OF THE FUND IS INSURED OR INDEMNIFIED AGAINST ANY LIABILITY INCURRED IN THEIR OFFICIAL CAPACITY, OTHER THAN INSURANCE PROVIDED BY ANY DIRECTOR, OFFICER, AFFILIATED PERSON, OR UNDERWRITER FOR THEIR OWN PROTECTION.

         Incorporated by reference to Post-Effective Amendment #24 to Registrant's Registration Statement on Form N-1A filed on May 30, 1997.

Item 26.  Business and Other Connections of the Investment Adviser
         DESCRIBE ANY OTHER BUSINESS, PROFESSION, VOCATION OR EMPLOYMENT OF A SUBSTANTIAL NATURE THAT EACH INVESTMENT ADVISER, AND EACH DIRECTOR, OFFICER OR PARTNER OF THE ADVISER, IS OR HAS BEEN ENGAGED WITHIN THE LAST TWO FISCAL YEARS FOR HIS OR HER OWN ACCOUNT OR IN THE CAPACITY OF DIRECTOR, OFFICER, EMPLOYEE, PARTNER OR TRUSTEE.

         Information on the business of Investment Advisers, Inc. ("IAI") is described in the Prospectus section "Management" and in Part B of this Registration Statement in the section "Management."

         The following senior officers and directors of IAI are not listed in the Statement of Additional Information:

                                              Other Business/Employment
Name                Position with Adviser     During Past Two Years
----                ---------------------     ---------------------
Iain D. Cheyne      Chairman/Director         None
E. Keith Wirtz      President/Director        Managing Director/Chief Investment
                                              Officer-Equities, TradeStreet
                                              Investment Associates, Charlotte,
                                              NC 1996 - 1999.
Stephen C. Coleman  Senior Vice President     None
Larry Ray Hill      Executive Vice President  None
Kevin McKendry      Director                  None
Peter Phillips      Director                  None
John Caravello      Director                  Senior Vice President, Lloyds
                                              Bank, New York, NY since 1980.

         Certain of the officers and directors of IAI also serve as officers and directors of IAI International Ltd. The address of IAI International is 10 Fleet Place, London, EC4M 7RH, England. Both IAI and IAI International's ultimate corporate parent is Lloyds TSB Group plc, a publicly-held financial services organization based in London, England. The senior officers and directors of IAI International are John A. Alexander, Deputy Chief Investment Officer and Iain D. Cheyne, Director.

         Certain of the officers and directors of IAI also serve as officers and directors of IAI Trust Company, a wholly-owned subsidiary of IAI. The address of IAI Trust Company is 3600 U.S. Bank Place, Minneapolis, Minnesota 55402. John A. Alexander is the President and a Director of IAI Trust Company.

Item 27.  Principal Underwriters
(a) STATE THE NAME OF EACH INVESTMENT COMPANY (OTHER THAN THE FUND) FOR WHICH EACH PRINCIPAL UNDERWRITER CURRENTLY DISTRIBUTING THE FUND'S SECURITIES ALSO ACTS AS A PRINCIPAL UNDERWRITER, DEPOSITOR, OR INVESTMENT ADVISER.

         Not applicable.

(b) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR EACH DIRECTOR, OFFICER, OR PARTNER OF EACH PRINCIPAL UNDERWRITER NAMED IN RESPONSE TO ITEM 20.

         Not applicable.

(c) PROVIDE THE INFORMATION REQUIRED BY THE FOLLOWING TABLE FOR ALL COMMISSIONS AND OTHER COMPENSATION RECEIVED, DIRECTLY OR INDIRECTLY, FROM THE FUND DURING THE LAST FISCAL YEAR BY EACH PRINCIPAL UNDERWRITER WHO IS NOT AN AFFILIATED PERSON OF THE FUND OR ANY AFFILIATED PERSON OF AN AFFILIATED PERSON.

         Not applicable.

Item 28.  Location of Accounts and Records
         STATE THE NAME AND ADDRESS OF EACH PERSON MAINTAINING PHYSICAL POSSESSION OF EACH ACCOUNT, BOOK, OR OTHER DOCUMENT REQUIRED TO BE MAINTAINED BY
SECTION 31(a) AND THE RULES UNDER THAT SECTION.

         The Custodian for Registrant is Norwest Bank Minnesota, N.A., Norwest Center, Sixth & Marquette, Minneapolis, Minnesota 55479. The Custodian maintains records of all cash transactions of Registrant. All other books and records of Registrant's investment portfolios are maintained by IAI. IAI also acts as Registrant's transfer agent and dividend disbursing agent, at 601 Second Avenue South, P.O. Bos 357, Minneapolis, Minnesota 55402.

Item 29.  Management Services
         PROVIDE A SUMMARY OF THE SUBSTANTIVE PROVISIONS OF ANY
MANAGEMENT-RELATED SERVICE CONTRACT NOT DISCUSSED IN PART A OR B, DISCLOSING THE PARTIES TO THE CONTRACT AND THE TOTAL AMOUNT PAID AND BY WHOM FOR THE FUND FOR THE LAST THREE FISCAL YEARS.

         Not applicable.

Item 30.  Undertakings

(a) IN INITIAL REGISTRATION STATEMENTS FILED UNDER THE SECURITIES ACT, PROVIDE AN UNDERTAKING TO FILE AN AMENDMENT TO THE REGISTRATION STATEMENT WITH CERTIFIED FINANCIAL STATEMENTS SHOWING THE INITIAL CAPITAL RECEIVED BEFORE ACCEPTING SUBSCRIPTIONS FROM MORE THAN 25 PERSONS IF THE FUND INTENDS TO RAISE ITS INITIAL CAPITAL UNDER SECTION 14(a)(3).

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of May 1999.

                                            IAI INVESTMENT FUNDS VI, INC.
                                            (Registrant)


                                            By /s/ John A. Alexander
                                               ---------------------------------
                                               John A. Alexander, President

                  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ John A. Alexander           President (principal                May 27, 1999
-----------------------------   executive officer)
John A. Alexander


/s/ Paul H. Perseke             Treasurer (principal financial      May 27, 1999
-----------------------------   and accounting officer)
Paul H. Perseke

Madeline Betsch *               Director

W. William Hodgson *            Director

George R. Long *                Director

J. Peter Thompson *             Director

Charles H. Withers *            Director



*By  /s/ William C. Joas                                            May 27, 1999
     ----------------------------
     William C. Joas, Attorney-in-Fact

* Registrant's directors executing Powers of Attorney dated August 18, 1993, filed with the Commission on June 28, 1994.